UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07917

                       WILSHIRE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                        WILSHIRE ASSOCIATES INCORPORATED

                          1299 OCEAN AVENUE, SUITE 700

                          SANTA MONICA, CA 90401-1085

              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                          LAWRENCE DAVANZO, PRESIDENT

                          1299 OCEAN AVENUE, SUITE 700

                          SANTA MONICA, CA 90401-1085

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 310-260-6639

                      DATE OF FISCAL YEAR END: DECEMBER 31

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2008




Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------

                    [LOGO] WILSHIRE VARIABLE INSURANCE TRUST

                                  ANNUAL REPORT

                                   EQUITY FUND
                                  BALANCED FUND
                                   INCOME FUND
                              SMALL CAP GROWTH FUND
                            INTERNATIONAL EQUITY FUND
                            SOCIALLY RESPONSIBLE FUND

                                DECEMBER 31, 2008

                                 ---------------

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Shareholder Letter .......................................................     1

Fund Commentaries ........................................................     2

Disclosure of Fund Expenses ..............................................    14

Schedules of Investments .................................................    16

Statements of Assets and Liabilities .....................................    52

Statements of Operations .................................................    53

Statements of Changes in Net Assets ......................................    54

Financial Highlights .....................................................    56

Notes to the Financial Statements ........................................    62

Report of Independent Registered Public Accounting Firm ..................    72

Additional Fund Information ..............................................    73

Shareholder Voting Results ...............................................    76

Board Approval of Advisory and Sub-Advisory Agreements ...................    78

Tax Information ..........................................................    82

                                 ---------------

SHARES OF THE WILSHIRE VARIABLE INSURANCE TRUST ARE SOLD ONLY AS THE UNDERLYING
  INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES.THIS
   REPORT IS AUTHORIZED FOR USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S
    SHARES ONLY IF ACCOMPANIED OR PRECEDED BY THE TRUST'S CURRENT PROSPECTUS.

       Shares of the Wilshire Variable Insurance Trust are distributed by
                        SEI Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this annual report to shareholders of the Wilshire Variable Insurance Trust (the "Trust"). This report covers the period from January 1, 2008 to December 31, 2008 (the "Period"), for the Equity, Balanced, Income, Small Cap Growth, International Equity and Socially Responsible Funds (the "Funds").

MARKET ENVIRONMENT

As 2008 came to a close, investors learned the unsurprising news that the U.S. has been in a recession since December 2007. This announcement was mirrored in 2008's GDP, which was negative three out of four quarters and ended the fourth quarter with a 3.8% decline. Real economic growth was 1.3% this year and the CPI rose 0.1%, the smallest calendar year increase since 1954. Unemployment reached 6.7%, the highest level since 1993, and the housing market continued to struggle with the S&P Case-Shiller 20-city Index down -18% in October from a year earlier. Crude oil futures swung wildly in 2008, peaking at $145 a barrel in July and ending the year under $40 a barrel.

2008 marked one of the most challenging periods for equity investors in memory. The broad U.S. stock market, as measured by the Dow Jones Wilshire 5000SM Index, retreated 37%, marking its worst year since 1931. The financial consequences stemming from the housing crisis permeated every segment of the domestic equity market this year and no sector was spared. Iconic, blue chip companies like AIG and General Electric suffered huge losses in 2008, and generally speaking, large companies underperformed their smaller counterparts for the year. As 2008 progressed and general financial conditions worsened, investors reevaluated their positions and scaled back growth expectations. As a result, growth companies fell harder than value companies for the year. Several cyclical sectors were among the worst hit in 2008, notably Financials, Energy, and Materials. Less cyclical sectors such as Health Care benefited from investors' gradual shift into a more defensive posture.

Trends witnessed over the past several years in international stock performance were reversed in 2008 as international equities underperformed U.S. stocks for the year. Developed non-U.S. markets returned -43% in 2008, as measured by the MSCI EAFE Index, characteristic of the deteriorating economic and investor sentiments within these global markets. Worse yet was the performance of fast growing emerging markets. In recent years, emerging markets, led by the BRICs (Brazil, Russia, India, and China), have enjoyed rapid economic development and expanding international trade. The global slowdown of 2008, however, cast a dark cloud of uncertainty over the future growth prospects of these economies and for the year, the MSCI Emerging Market Index suffered a loss of -53%.

The volatility in the equities markets was mirrored in the bond market for the year. Investors' persistent flight to quality from risky assets into U.S. Treasury bonds materially affected fixed income market returns. For the year, the Barclays Capital Aggregate Bond Index returned 5.24%. Except for Treasury bonds, virtually all fixed income securities performed poorly for the year with non-investment grade bonds declining 26% for the year. The market's immediate haste to raise liquidity has created value opportunities for disciplined investors. However, the lack of broad market commitment has penalized long-term investors as we evidenced many largest bond funds in the country underperform the broad fixed income market.

FUND PERFORMANCE OVERVIEW

The panic and indiscriminate selling of stocks that characterized 2008 significantly impacted our Funds' performance and resulted in all of our Funds declining for the year. The fundamental principle of investing in high quality companies was eroded in the rush to raise liquidity in 2008, and when confronted with this irrational and challenging environment, our Funds underperformed their respective benchmarks. While we are disappointed by the performance of the market and our Funds, we are encouraged by the activities of our sub-advisers who continue to follow through with the disciplined investment approaches that have made them successful. While the immediate terrain our sub-advisers must navigate will be challenging, their confidence and conviction remains intact. It is our belief that as markets begin the healing process in 2009, it will be the patient and disciplined investors who will be rewarded on the upside.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

/s/ Lawrence E. Davanzo

Lawrence E. Davanzo
President

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                               [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

      ONE YEAR ENDED 12/31/08 ...................................   (40.19)%
      FIVE YEARS ENDED 12/31/08 .................................    (3.57)%
      TEN YEARS ENDED 12/31/08 ..................................    (2.67)%

                           COMPARATIVE PERFORMANCE

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE EQUITY FUND AND THE
  STANDARD & POOR'S 500 INDEX FROM DECEMBER 31, 1998 THROUGH DECEMBER 31, 2008.

                                  [LINE GRAPH]

                         12/31/98  12/99    12/00    12/01    12/02    12/03    12/04    12/05    12/06     12/07     12/08
                                   ------   ------   ------   ------   ------   ------   ------   ------    ------    ------
             Equity Fund $10,000   $ 9,746  $ 9,294  $8,903   $7,175   $9,152   $10,080  $10,675  $12,481   $12,755   $7,630
           S&P 500 Index $10,000   $12,104  $11,002  $9,694   $7,552   $9,718   $10,775  $11,304  $13,090   $13,809   $8,700

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX CONSISTING OF 500 STOCKS. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

DURING CERTAIN PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED AND REIMBURSED. FOR THE YEAR ENDED DECEMBER 31, 2008, FEES TOTALING LESS THAN 0.01% OF AVERAGE NET ASSETS WERE WAIVED.WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS FOR THE PERIODS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                               [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

INFORMATION TECHNOLOGY                                                    21.0%
HEALTH CARE                                                               18.7%
FINANCIALS                                                                15.3%
CONSUMER STAPLES                                                          10.8%
CONSUMER DISCRETIONARY                                                    10.4%
ENERGY                                                                     9.3%
INDUSTRIALS                                                                8.5%
UTILITIES                                                                  2.1%
MATERIALS                                                                  1.7%
TELECOMMUNICATION SERVICES                                                 1.6%
U.S. TREASURY OBLIGATIONS                                                  0.6%

The Equity Fund, (the "Fund"), returned (40.19)% for the year ended December 31, 2008. For the year, the Fund's benchmark, the S&P 500 Index returned (36.99)%. As panicked investors overlooked investment fundamentals and hastily focused exclusively on liquidity, the Fund underperformed against its benchmark for the year.

The U.S. was at the core of the market collapse this year as credit dissolved, investment banks flopped, and housing and consumer spending broke down. No industry was immune to the wreckage of the financial crisis this year -- all ten economic sectors posted negative returns, with the Financials sector falling the most. The Fund's performance was hampered by stock selections in Financials, Information Technology and Energy sectors. Its overweight position to the Financials sector and underweight position to Consumer Staples sector, also detracted from performance. On the other hand, positive stock selection in Health Care and Consumer Staples sectors helped to add value.

Although we are disappointed by the performance of the market and the Fund, we are encouraged by the activities of our sub-advisers who continue to follow through with the disciplined investment approaches that have made them successful. It is our belief that as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

      ONE YEAR ENDED 12/31/08 ...................................   (26.68)%
      FIVE YEARS ENDED 12/31/08 .................................    (0.99)%
      TEN YEARS ENDED 12/31/08 ..................................     0.55%

                          COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE BALANCED FUND AND THE
       STOCK/BOND INDEX FROM DECEMBER 31, 1998 THROUGH DECEMBER 31, 2008.

                                  [LINE GRAPH]

                                       12/31/98  12/99   12/00    12/01    12/02   12/03    12/04    12/05   12/06   12/07   12/08
                                                ------   ------   ------   ------  ------   ------   ------  ------  ------  ------
                         Balanced Fund $10,000  $ 9,889  $10,017  $10,118  $9,283  $11,098  $12,007  $12,522 $13,973 $14,403 $10,560
                  Stock/Bond Index (1) $10,000  $11,200  $11,088  $10,677  $9,628  $11,408  $12,354  $12,849 $14,277 $15,165 $11,819

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

(1) STOCK/BOND INDEX: A BLEND OF 60% STANDARD & POOR'S 500 INDEX AND 40% BARCLAYS CAPITAL AGGREGATE BOND INDEX. THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX CONSISTING OF 500 STOCKS. THE BARCLAYS CAPITAL AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF INVESTMENT GRADE FIXED-RATED DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH A MATURITY OF ONE YEAR OR MORE. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

DURING CERTAIN PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED AND REIMBURSED. FOR THE YEAR ENDED DECEMBER 31, 2008, FEES TOTALING LESS THAN 0.01% OF AVERAGE NET ASSETS WERE WAIVED.WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS FOR THE PERIODS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              39.9%
WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              39.6%
WILSHIRE LARGE CAP CORE 130/30 FUND                                        20.5%

The Balanced Fund (the "Fund") allocates its assets 60% and 40% respectively to the Equity VIT and the Income VIT. The Fund's allocations between fixed income and equities serve to diversify and protect investors' assets from concentration risk. The Fund returned (26.68)% for the year and its benchmark index returned (22.06)%

While the Fund protected investors from the sharper declines of the stock market, the Fund wasn't able to maintain its value. The challenging market environment and the persistent downward spiral of investor confidence will take time to heal. Although we are disappointed by the performance of the market and the Fund, we are encouraged by the activities of its sub-adviser who continues to follow through with the disciplined investment approach. It is our belief that as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

THE BALANCED FUND ATTEMPTS TO ACHIEVE ITS OBJECTIVE BY INVESTING IN OTHER FUNDS.YOU MAY INVEST IN THE UNDERLYING FUNDS DIRECTLY.BY INVESTING IN THE UNDERLYING FUNDS INDIRECTLY THROUGH THE BALANCED FUND, YOU WILL INCUR NOT ONLY THE EXPENSES OF THE UNDERLYING FUNDS, BUT ALSO THE EXPENSES OF THE BALANCED FUND.THE BALANCED FUND IS SUBJECT TO THE RISKS OF THE UNDERLYING FUNDS IT HOLDS.THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURns.

* BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                               [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

      ONE YEAR ENDED 12/31/08 ...................................   (6.44)%
      FIVE YEARS ENDED 12/31/08 .................................    1.64%
      TEN YEARS ENDED 12/31/08 ..................................    4.02%

                                 COMPARATIVE PERFORMANCE

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE INCOME FUND AND THE
  BARCLAYS CAPITAL AGGREGATE BOND INDEX FROM DECEMBER 31, 1998 THROUGH DECEMBER
                                    31, 2008.

                                  [LINE GRAPH]

                                12/31/98   12/99   12/00    12/01    12/02    12/03    12/04    12/05    12/06    12/07    12/08
                                           ------  ------   ------   ------   ------   ------   ------   ------   ------   ------
                     Income Fund  $10,000  $9,843  $10,719  $11,668  $12,737  $13,673  $14,349  $14,632  $15,216  $15,856  $14,835
 Barclays Capital Aggregate Bond
                           Index  $10,000  $9,918  $11,071  $12,006  $13,237  $13,780  $14,378  $14,727  $15,366  $16,435  $17,297

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

THE BARCLAYS CAPITAL AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF INVESTMENT GRADE FIXED-RATED DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH A MATURITY OF ONE YEAR OR MORE. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

DURING CERTAIN PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED AND REIMBURSED. FOR THE YEAR ENDED DECEMBER 31, 2008, FEES TOTALING LESS THAN 0.01% OF AVERAGE NET ASSETS WERE WAIVED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS FOR THE PERIODS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                               [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

PREFERRED STOCK                                                            0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS                                       43.8%
CORPORATE BONDS                                                           21.9%
U.S. GOVERNMENT & AGENCY OBLIGATIONS                                      17.7%
FOREIGN BONDS                                                             10.3%
U.S. TREASURY OBLIGATIONS                                                  3.1%
ASSET BACKED SECURITIES                                                    3.1%

The Income Fund (the "Fund") posted negative returns of (6.44)% for the year. The Fund's benchmark, the Barclays Capital Aggregate Bond Index, returned 5.24%.

As confidence in the markets plummeted and risk aversion soared, investors shied away from anything with perceived credit risk in 2008. The flight to quality sent Treasury yields to their lowest levels in 50 years. On the other side of the spectrum, high yield spreads hit historic highs.

The Fund's overweight to investment grade credits over Treasuries hurt performance as the economy continued to worsen and spreads between investment grade credits and Treasuries widened significantly during the year. The Fund's negative relative performance was also attributable to its overweight exposure to investment grade agency mortgages as these issues sold off due to persistent lack of market liquidity. On the positive end, the Fund gained relative performance from its longer duration portfolio as interest rates continued to decline throughout the year.

Although we are disappointed by the performance of the market and the Fund, we are encouraged by the activities of its sub-adviser who continues to follow through with the disciplined investment approach. It is our belief that as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

*     BASED ON PERCENT OF THE FUND'S TOTAL INVESTMENTS IN SECURITIES MARKET
      VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                                     [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

      ONE YEAR ENDED 12/31/08 ...................................   (46.36)%
      FIVE YEARS ENDED 12/31/08 .................................    (5.93)%
      TEN YEARS ENDED 12/31/08 ..................................    (2.60)%

                             COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SMALL CAP GROWTH FUND
    AND THE RUSSELL 2000 GROWTH INDEX FROM DECEMBER 31, 1998 THROUGH DECEMBER
                                    31, 2008.

                                  [LINE GRAPH]

                                   12/31/98  12/99   12/00    12/01    12/02   12/03    12/04    12/05    12/06    12/07    12/08
                                            ------   ------   ------   ------  ------   ------   ------   ------   ------   ------

             Small Cap Growth Fund $10,000  $17,155  $15,295  $10,736  $6,556  $10,435  $10,895  $11,292  $12,582  $14,332  $7,687
         Russell 2000 Growth Index $10,000  $14,309  $11,100  $10,075  $7,026  $10,437  $11,930  $12,426  $14,084  $15,076  $9,266

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX COMPRISED OF THE RUSSELL 2000 GROWTH SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

DURING CERTAIN PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED AND REIMBURSED. FOR THE YEAR ENDED DECEMBER 31, 2008, FEES TOTALING 0.24% OF AVERAGE NET ASSETS WERE WAIVED AND REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS FOR THE PERIODS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                                     [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

EXCHANGE TRADED FUND                                                       0.9%
HEALTH CARE                                                               25.5%
INFORMATION TECHNOLOGY                                                    21.0%
INDUSTRIALS                                                               19.6%
CONSUMER DISCRETIONARY                                                    15.7%
ENERGY                                                                     7.0%
FINANCIALS                                                                 5.5%
TELECOMMUNICATION SERVICES                                                 1.5%
CONSUMER STAPLES                                                           1.3%
MATERIALS                                                                  1.1%
UTILITIES                                                                  0.9%

The Small Cap Growth Fund (the "Fund") returned (46.36)% for the year ended December 31, 2008. The Fund's benchmark, the Russell 2000 Growth Index, returned (38.53)% for the year. The U.S. was at the core of the market collapse as credit dissolved, investment banks flopped, and housing and consumer spending broke down. No industry was immune to the wreckage of the financial crisis this year -- all ten economic sectors posted negative results in 2008. As investors hastily neglected growth prospects of rapidly expanding companies, small growth stocks came under great pressure.

Oriented to invest in companies that experience rapid growth, the Fund's less defensive profile detracted from performance. The Fund's underperformance was primarily driven by stock selection in the Financials, Industrials and Information Technology sectors. However, the Fund benefitted from positive stock selection in the Health Care sector, driven by several key holdings that continue to experience business acceleration despite the gloomy macro environment.

Although we are disappointed by the performance of the market and the Fund, we are encouraged by the activities of our sub-advisers who continue to follow through with the disciplined investment approaches that have made them successful. It is our belief that as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

* BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                                 [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

      ONE YEAR ENDED 12/31/08 ...................................   (43.75)%
      FIVE YEARS ENDED 12/31/08 .................................    (1.61)%
      TEN YEARS ENDED 12/31/08 ..................................    (1.16)%

                             COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY
 FUND AND THE MSCI EAFE INDEX FROM DECEMBER 31, 1998 THROUGH DECEMBER 31, 2008.

                                  [LINE GRAPH]

                                        12/31/98   12/99   12/00   12/01  12/02   12/03   12/04   12/05    12/06    12/07    12/08
                                                   ------  ------  ------ ------  ------  ------  ------   ------   ------   ------
                 International Equity Fund $10,000 $15,184 $12,525 $9,224 $7,288  $9,655  $10,679 $11,760  $14,555  $15,825  $ 8,901
                           MSCI EAFE Index $10,000 $12,696 $10,898 $8,561 $7,196  $9,973  $11,992 $13,615  $17,202  $19,124  $10,827

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

THE MSCI EAFE INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED MEASURE OF STOCK MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

DURING CERTAIN PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED AND REIMBURSED. FOR THE YEAR ENDED DECEMBER 31, 2008, FEES TOTALING 0.22% OF AVERAGE NET ASSETS WERE WAIVED.WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS FOR THE PERIODS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                                 [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

EXCHANGE TRADED FUND                                                       1.3%
FINANCIALS                                                                20.5%
CONSUMER STAPLES                                                          11.9%
INDUSTRIALS                                                               11.7%
HEALTH CARE                                                               10.5%
ENERGY                                                                     9.5%
UTILITIES                                                                  8.5%
CONSUMER DISCRETIONARY                                                     8.0%
TELECOMMUNICATION SERVICES                                                 7.0%
MATERIALS                                                                  7.0%
INFORMATION TECHNOLOGY                                                     4.1%

The International Equity Fund (the "Fund") slightly underperformed the MSCI EAFE Index by 0.37% in 2008. The Fund returned (43.75)% for the year ended December 31, 2008 while its benchmark, the MSCI EAFE Index, returned (43.38)%.

International stocks crumbled in 2008 as the financial crisis spread beyond the United States, sending investors fleeing from markets worldwide. The MSCI EAFE Index recorded the worst calendar year loss in its history.

The Fund's relative underperformance was driven primarily by stock selection in the Utilities and Energy sectors. Also affecting its performance was its exposure to the rapidly growing emerging economies, such as Brazil, Russia, India, and China. On the positive end, significant value was added through sector positioning, notably underweight positions to Materials and Financial sectors, and overweight position to Telecommunication Services sector. Stock selection in Euro-pean countries, particularly within Germany and the United Kingdom contributed to the Fund's performance. Avoiding pitfalls, such as Royal Bank of Scotland, Rio Tinto, and British Petroleum, also helped the Fund's performance.

While we are disappointed by the performance of the market and the Fund, we are encouraged by the activities of our sub-advisers who continue to follow through with the disciplined investment approaches that have made them successful. It is our belief that as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

FOREIGN SECURITIES MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK DUE TO CURRENCY FLUCTUATIONS, LACK OF LIQUIDITY, AND POLITICAL AND ECONOMIC INSTABILITY. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                                 [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

      ONE YEAR ENDED 12/31/08 ...................................   (40.39)%
      FIVE YEARS ENDED 12/31/08 .................................    (3.59)%
      TEN YEARS ENDED 12/31/08 ..................................     0.12%

                             COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SOCIALLY RESPONSIBLE
  FUND AND THE S&P 500 INDEX FROM DECEMBER 31, 1998 THROUGH DECEMBER 31, 2008.

                                  [LINE GRAPH]

                                        12/31/98  12/99    12/00   12/01    12/02   12/03    12/04   12/05    12/06   12/07   12/08
                                                 ------   ------  ------   ------  ------   ------  ------   ------  ------  ------
             Socially Responsible Fund $10,000   $10,839  $11,792 $10,929  $9,458  $12,146  $13,761 $14,467  $17,436 $16,978 $10,120
                         S&P 500 Index $10,000   $12,104  $11,002 $ 9,694  $7,552  $ 9,718  $10,775 $11,304  $13,090 $13,809  $8,700

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX CONSISTING OF 500 STOCKS. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED AND REIMBURSED. FOR THE YEAR ENDED DECEMBER 31, 2008, FEES TOTALING LESS THAN 0.01% OF AVERAGE NET ASSETS WERE WAIVED. WITHOUT SUCH WAIVERS AND
REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                                 [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

FINANCIALS                                                                19.2%
CONSUMER STAPLES                                                          17.6%
INFORMATION TECHNOLOGY                                                    16.5%
HEALTH CARE                                                               16.4%
CONSUMER DISCRETIONARY                                                     9.8%
INDUSTRIALS                                                                6.3%
ENERGY                                                                     5.8%
UTILITIES                                                                  3.8%
MATERIALS                                                                  3.4%
TELECOMMUNICATION SERVICES                                                 1.2%

The Socially Responsible Fund, (the "Fund"), returned (40.39)% for the year ended December 31, 2008. The Fund's benchmark, the S&P 500 Index returned (36.99)% for the same period.

All ten economic sectors posted negative returns, with Financials falling in most dramatic fashion. An overweight to financial companies detracted from performance and served as the top contributor to the Fund's underperformance against the S&P 500 Index. The Fund's stock selections in Information Technology and Industrial sectors helped to add value and partially offset its underperformance.

Although we are disappointed by the performance of the market and the Fund, we believe as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES                                               [LOGO]
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                             Beginning      Ending
                                              Account      Account                       Expenses Paid
                                               Value         Value     Expense           During Period
                                             07/01/2008   12/31/2008   Ratio(1)   07/01/2008-12/31/2008(2)(3)
                                             ----------   ----------   --------   ----------------------------
EQUITY FUND
--------------------------------------------------------------------------------------------------------------
Actual Fund Return .......................   $ 1,000.00   $   691.10     1.20%               $ 5.10
Hypothetical 5% Return ...................   $ 1,000.00   $ 1,019.10     1.20%               $ 6.09

BALANCED FUND (4)
--------------------------------------------------------------------------------------------------------------
Actual Fund Return .......................   $ 1,000.00   $   805.40     0.20%               $ 0.91
Hypothetical 5% Return ...................   $ 1,000.00   $ 1,024.13     0.20%               $ 1.02

INCOME FUND
--------------------------------------------------------------------------------------------------------------
Actual Fund Return .......................   $ 1,000.00   $   955.10     1.05%               $ 5.16
Hypothetical 5% Return ...................   $ 1,000.00   $ 1,019.86     1.05%               $ 5.33

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------
Actual Fund Return .......................   $ 1,000.00   $   642.80     1.68%               $ 6.94
Hypothetical 5% Return ...................   $ 1,000.00   $ 1,016.69     1.68%               $ 8.52

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------------
Actual Fund Return .......................   $ 1,000.00   $   620.50     1.35%               $ 5.50
Hypothetical 5% Return ...................   $ 1,000.00   $ 1,018.35     1.35%               $ 6.85

SOCIALLY RESPONSIBLE FUND
--------------------------------------------------------------------------------------------------------------
Actual Fund Return .......................   $ 1,000.00   $   706.20     1.27%               $ 5.45
Hypothetical 5% Return ...................   $ 1,000.00   $ 1,018.75     1.27%               $ 6.44

----------
(1)   ANNUALIZED, BASED ON THE FUND'S MOST RECENT FISCAL HALF-YEAR EXPENSES.

(2) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 366.

(3)   EXPENSES SHOWN DO NOT INCLUDE ANNUITY CONTRACT FEES.

(4)   THE EXPENSE RATIO DOES NOT INCLUDE THE EXPENSES OF THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
COMMON STOCK -- 99.1%

Consumer Discretionary -- 10.4%
     2,632   Advance Auto Parts, Inc.........................   $        88,567
     5,332   American Eagle Outfitters, Inc..................            49,908
     4,619   Apollo Group, Inc., Class A+ ...................           353,908
     1,715   Autozone, Inc.+ ................................           239,191
    20,834   Best Buy Co., Inc...............................           585,644
     5,715   Big Lots, Inc.+ ................................            82,811
       420   Black & Decker Corp.............................            17,560
     3,202   BorgWarner, Inc.................................            69,707
     3,599   Carnival Corp...................................            87,528
     5,292   Centex Corp.....................................            56,307
    18,710   Coach, Inc.+ ...................................           388,607
    42,008   Comcast Corp. Special Class A ..................           709,095
     7,560   Darden Restaurants, Inc.........................           213,041
       660   DeVry, Inc......................................            37,890
    17,794   DIRECTV Group, Inc. (The)+ .....................           407,660
     4,679   Dollar Tree, Inc.+ .............................           195,582
    13,935   DR Horton, Inc..................................            98,520
     2,210   DreamWorks Animation SKG, Inc., Class A+ .......            55,825
     9,150   Eastman Kodak Co................................            60,207
     9,495   Family Dollar Stores, Inc.......................           247,535
     6,379   Foot Locker, Inc................................            46,822
     1,124   Fortune Brands, Inc.............................            46,399
       334   GameStop Corp., Class A+ .......................             7,234
    30,843   Gap, Inc. (The) ................................           412,988
     1,145   Harman International Industries, Inc............            19,156
     8,722   Hasbro, Inc.....................................           254,421
    66,653   Home Depot, Inc. (The) .........................         1,534,352
    23,565   Interpublic Group of Cos., Inc.+ ...............            93,317
        47   ITT Educational Services, Inc.+ ................             4,464
   107,883   J.C. Penney Co., Inc............................         2,125,295
     6,156   Johnson Controls, Inc...........................           111,793
     4,855   Jones Apparel Group, Inc........................            28,450
     4,051   KB Home ........................................            55,175
    61,450   Kohl's Corp.+ ..................................         2,224,490
    11,187   Leggett & Platt, Inc............................           169,931
     9,099   Lennar Corp., Class A ..........................            78,888
    32,410   Lowe's Cos., Inc................................           697,463
    10,202   Ltd. Brands, Inc................................           102,428
     8,169   Macy's, Inc.....................................            84,549
    60,200   Magna International, Inc., Class A .............         1,801,786
   101,550   Mattel, Inc.....................................         1,624,800
    56,586   McDonald's Corp.................................         3,519,083
     1,494   McGraw-Hill Cos., Inc. (The) ...................            34,646
       783   Mohawk Industries, Inc.+ .......................            33,645
     7,900   Nike, Inc., Class B ............................           402,900
       299   NVR, Inc.+ .....................................           136,419
    36,850   Omnicom Group, Inc..............................           992,002
       925   PetSmart, Inc...................................            17,066
     3,942   Polo Ralph Lauren Corp., Class A ...............           179,006
        55   priceline.com, Inc.+ ...........................             4,051
    14,248   Pulte Homes, Inc................................           155,731
     9,044   RadioShack Corp.................................           107,985

  Shares                                                             Value
----------                                                      ---------------
Consumer Discretionary (continued)
     6,263   Ross Stores, Inc................................   $       186,199
     1,076   Sears Holdings Corp.+ ..........................            41,824
     6,734   Sherwin-Williams Co. (The) .....................           402,357
     2,513   Stanley Works (The) ............................            85,693
    13,033   Starbucks Corp.+ ...............................           123,292
   161,294   Time Warner, Inc................................         1,622,618
     7,935   TJX Cos., Inc...................................           163,223
     6,597   Toll Brothers, Inc.+ ...........................           141,374
    60,787   Walt Disney Co. (The) ..........................         1,379,257
    28,650   Whirlpool Corp..................................         1,184,677
                                                                ---------------
                                                                     26,482,342
                                                                ---------------

Consumer Staples -- 10.7%
    39,083   Altria Group, Inc...............................           588,590
     2,175   Archer-Daniels-Midland Co.......................            62,705
     2,035   BJ's Wholesale Club, Inc.+ .....................            69,719
       307   Brown-Forman Corp., Class B ....................            15,807
     2,055   Campbell Soup Co................................            61,671
     3,703   Church & Dwight Co., Inc........................           207,812
     5,875   Clorox Co.......................................           326,415
    39,240   Coca-Cola Co. (The) ............................         1,776,395
       697   Coca-Cola Enterprises, Inc......................             8,385
    29,675   Colgate-Palmolive Co............................         2,033,925
     7,866   Constellation Brands, Inc., Class A+ ...........           124,047
     1,504   Corn Products International, Inc................            43,390
    33,400   CostCo Wholesale Corp...........................         1,753,500
       544   CVS/Caremark Corp...............................            15,635
     1,330   Dean Foods Co.+ ................................            23,900
       571   Estee Lauder Cos., Inc. (The), Class A .........            17,678
    21,453   General Mills, Inc..............................         1,303,270
     1,341   Hershey Co. (The) ..............................            46,586
     2,211   HJ Heinz Co.....................................            83,134
       400   JM Smucker Co. (The) ...........................            17,344
     2,343   Kellogg Co......................................           102,741
     2,658   Kimberly-Clark Corp.............................           140,183
    24,258   Kraft Foods, Inc., Class A .....................           651,327
     9,175   Kroger Co. (The) ...............................           242,312
    14,100   Molson Coors Brewing Co., Class B ..............           689,772
     8,214   Pepsi Bottling Group, Inc.......................           184,897
    51,625   PepsiCo, Inc....................................         2,827,501
    59,275   Philip Morris International, Inc................         2,579,055
    75,303   Procter & Gamble Co.............................         4,655,231
    17,003   Safeway, Inc....................................           404,161
   114,000   Sara Lee Corp...................................         1,116,060
    13,844   SYSCO Corp......................................           317,581
     1,494   UST, Inc........................................           103,654
    83,294   Wal-Mart Stores, Inc............................         4,669,462
                                                                ---------------
                                                                     27,263,845
                                                                ---------------

Energy -- 9.3%
     1,470   Anadarko Petroleum Corp.........................            56,669
    10,247   Apache Corp.....................................           763,709
    87,850   BJ Services Co..................................         1,025,209
    20,950   BP PLC ADR .....................................           979,203
    21,670   Cameron International Corp.+ ...................           444,235

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Energy (continued)
    27,705   Chevron Corp....................................   $     2,049,339
     2,912   Cimarex Energy Co...............................            77,983
     1,264   Comstock Resources, Inc.+ ......................            59,724
    28,169   ConocoPhillips .................................         1,459,154
     7,920   Devon Energy Corp...............................           520,423
       365   Encore Acquisition Co.+ ........................             9,315
     9,933   ENSCO International, Inc........................           281,998
    32,775   EOG Resources, Inc..............................         2,182,159
    74,411   Exxon Mobil Corp................................         5,940,230
     5,037   FMC Technologies, Inc.+ ........................           120,032
     2,901   Helmerich & Payne, Inc..........................            65,998
       754   Hess Corp.......................................            40,445
     9,865   Marathon Oil Corp...............................           269,906
     3,820   Massey Energy Co................................            52,678
    12,899   Murphy Oil Corp.................................           572,071
     2,413   Nabors Industries, Ltd.+ .......................            28,884
    19,934   National Oilwell Varco, Inc.+ ..................           487,187
    18,563   Noble Corp......................................           410,057
     7,573   Noble Energy, Inc...............................           372,743
    20,886   Occidental Petroleum Corp.......................         1,252,951
     3,268   Patterson-UTI Energy, Inc.......................            37,615
     1,256   Pride International, Inc.+ .....................            20,071
    79,195   Schlumberger, Ltd...............................         3,352,324
     4,022   Sunoco, Inc.....................................           174,796
       556   Superior Energy Services, Inc.+ ................             8,857
     2,528   Tidewater, Inc..................................           101,802
     1,617   Valero Energy Corp..............................            34,992
    11,100   XTO Energy, Inc.................................           391,497
                                                                ---------------
                                                                     23,644,256
                                                                ---------------

Financials -- 15.2%
    35,659   Aflac, Inc......................................         1,634,609
    97,608   Allstate Corp. (The) ...........................         3,197,638
    22,311   American Express Co.............................           413,869
     2,057   American Financial Group, Inc...................            47,064
    13,556   Ameriprise Financial, Inc.......................           316,668
     2,057   AON Corp........................................            93,964
     1,416   Arthur J. Gallagher & Co........................            36,689
       937   Assurant, Inc...................................            28,110
       966   Bancorpsouth, Inc...............................            22,566
   106,325   Bank of America Corp............................         1,497,056
       639   Bank of Hawaii Corp.............................            28,864
    17,312   Bank of New York Mellon Corp. (The) ............           490,449
     7,767   BB&T Corp.......................................           213,282
    16,700   Blackstone Group LP (The) ......................           109,051
     4,778   Brown & Brown, Inc..............................            99,860
    75,337   Capital One Financial Corp......................         2,402,497
    95,788   Charles Schwab Corp. (The) .....................         1,548,892
     8,519   Chubb Corp......................................           434,469
     6,529   Cincinnati Financial Corp.......................           189,798
   263,611   Citigroup, Inc..................................         1,768,830
       403   City National Corp..............................            19,626
    11,353   CME Group, Inc., Class A .......................         2,362,673
    50,525   Comerica, Inc...................................         1,002,921
     1,808   Commerce Bancshares, Inc........................            79,462

  Shares                                                             Value
----------                                                      ---------------
Financials (continued)
     2,822   Cullen/Frost Bankers, Inc.......................   $       143,019
    10,239   Discover Financial Services ....................            97,578
       861   Everest Re Group, Ltd...........................            65,557
     2,998   Federated Investors, Inc., Class B .............            50,846
    66,675   Fidelity National Financial,
             Inc., Class A ..................................         1,183,481
     1,158   Fifth Third BanCorp.............................             9,565
     1,583   First Niagara Financial Group, Inc..............            25,597
     1,634   FirstMerit Corp.................................            33,644
    16,127   Franklin Resources, Inc.........................         1,028,580
     3,528   Genworth Financial, Inc., Class A ..............             9,984
    27,808   Goldman Sachs Group, Inc. (The) ................         2,346,717
     2,416   HCC Insurance Holdings, Inc.....................            64,628
     1,133   Hudson City Bancorp, Inc........................            18,082
     3,310   Huntington Bancshares, Inc......................            25,354
    13,627   Invesco, Ltd....................................           196,774
       737   Jefferies Group, Inc............................            10,362
   134,907   JPMorgan Chase & Co.............................         4,253,618
    16,327   Loews Corp......................................           461,238
    58,522   Merrill Lynch & Co., Inc........................           681,196
    27,504   MetLife, Inc....................................           958,789
     1,017   Moody's Corp....................................            20,431
    34,875   Morgan Stanley .................................           559,395
   496,764   National City Corp..............................           899,143
     3,773   Northern Trust Corp.............................           196,724
     9,578   Old Republic International Corp.................           114,170
     8,360   People's United Financial, Inc..................           149,059
    10,067   Principal Financial Group, Inc..................           227,212
    13,902   Prudential Financial, Inc.......................           420,674
     2,637   Raymond James Financial, Inc....................            45,172
     1,691   Regions Financial Corp..........................            13,460
       317   StanCorp Financial Group, Inc...................            13,241
     7,370   State Street Corp...............................           289,862
       336   SunTrust Banks, Inc.............................             9,925
       810   TCF Financial Corp..............................            11,065
    38,900   Torchmark Corp..................................         1,738,830
     9,062   Travelers Cos., Inc. (The) .....................           409,602
     4,474   U.S. BanCorp....................................           111,895
   124,425   UBS AG+ ........................................         1,779,278
    12,196   Unum Group .....................................           226,846
     7,765   W.R. Berkley Corp...............................           240,715
   282,071   Wachovia Corp...................................         1,562,673
                                                                ---------------
                                                                     38,742,888
                                                                ---------------

Health Care -- 18.7%
    63,865   Abbott Laboratories ............................         3,408,475
    24,877   Aetna, Inc......................................           708,994
    18,750   Alcon, Inc......................................         1,672,313
    60,375   AmerisourceBergen Corp., Class A ...............         2,152,973
    25,133   Amgen, Inc.+ ...................................         1,451,431
    34,772   Baxter International, Inc.......................         1,863,431
    16,200   Becton Dickinson & Co...........................         1,107,918
     7,462   Biogen Idec, Inc.+ .............................           355,415
    16,192   Boston Scientific Corp.+ .......................           125,326
    64,820   Bristol-Myers Squibb Co.........................         1,507,065

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Health Care (continued)
    49,900   Celgene Corp.+ .................................   $     2,758,472
     3,623   Cephalon, Inc.+ ................................           279,116
       341   Cerner Corp.+ ..................................            13,112
    11,888   Cigna Corp......................................           200,313
     3,158   Covidien, Ltd...................................           114,446
     2,448   DaVita, Inc.+ ..................................           121,347
     2,586   Edwards Lifesciences Corp.+ ....................           142,101
    26,418   Eli Lilly & Co..................................         1,063,853
     6,548   Endo Pharmaceuticals
             Holdings, Inc.+ ................................           169,462
    18,204   Forest Laboratories, Inc.+ .....................           463,656
    45,750   Genentech, Inc.+ ...............................         3,793,132
       759   Gen-Probe, Inc.+ ...............................            32,516
   105,157   Gilead Sciences, Inc.+ .........................         5,377,729
     5,716   Humana, Inc.+ ..................................           213,092
     1,096   IMS Health, Inc.................................            16,615
    59,428   Johnson & Johnson ..............................         3,555,577
    17,039   King Pharmaceuticals, Inc.+ ....................           180,954
       978   Laboratory Corp. of
             America Holdings+ ..............................            62,993
     6,951   Life Technologies Corp.+ .......................           162,028
     4,090   Lincare Holdings, Inc.+ ........................           110,144
    39,900   Medco Health Solutions, Inc.+ ..................         1,672,209
     4,971   Medtronic, Inc..................................           156,189
    76,593   Merck & Co., Inc................................         2,328,427
     5,852   Omnicare, Inc...................................           162,452
   123,304   Pfizer, Inc.....................................         2,183,714
        58   Pharmaceutical Product
             Development, Inc................................             1,683
     4,406   Quest Diagnostics, Inc..........................           228,715
    96,198   Schering-Plough Corp............................         1,638,252
        65   St. Jude Medical, Inc.+ ........................             2,142
     2,445   STERIS Corp.....................................            58,411
     2,098   Teleflex, Inc...................................           105,110
    75,650   Teva Pharmaceutical Industries,
             Ltd. ADR .......................................         3,220,421
     3,144   Thermo Fisher Scientific, Inc.+ ................           107,116
     4,700   UnitedHealth Group, Inc.........................           125,020
     1,033   Universal Health Services,
             Inc., Class B ..................................            38,810
     1,567   Valeant Pharmaceuticals
             International+ .................................            35,885
     5,507   Varian Medical Systems, Inc.+ ..................           192,965
        31   Vertex Pharmaceuticals, Inc.+ ..................               942
       945   Waters Corp.+ ..................................            34,634
     3,432   Watson Pharmaceuticals, Inc.+ ..................            91,188
    41,903   WellPoint, Inc.+ ...............................         1,765,373
     1,571   Wyeth ..........................................            58,928
     1,351   Zimmer Holdings, Inc.+ .........................            54,607
                                                                ---------------
                                                                     47,447,192
                                                                ---------------

Industrials -- 8.5%
    12,786   3M Co...........................................           735,706
     2,408   AGCo Corp.+ ....................................            56,805
    37,247   Boeing Co.......................................         1,589,330

  Shares                                                             Value
----------                                                      ---------------
Industrials (continued)
     1,204   Brink's Co. (The) ..............................   $        32,364
       816   Burlington Northern Santa Fe Corp...............            61,779
     5,750   Caterpillar, Inc................................           256,852
     7,514   Cooper Industries, Ltd., Class A ...............           219,634
     7,103   CSX Corp........................................           230,634
     9,368   Cummins, Inc....................................           250,407
    13,042   Dover Corp......................................           429,343
       223   Dun & Bradstreet Corp...........................            17,216
    65,686   Emerson Electric Co.............................         2,404,765
    12,557   FedEx Corp......................................           805,532
    11,637   Fluor Corp......................................           522,152
     7,892   General Dynamics Corp...........................           454,500
   123,163   General Electric Co.............................         1,995,241
       230   Granite Construction, Inc.......................            10,104
    37,942   Honeywell International, Inc....................         1,245,636
     1,963   Hubbell, Inc., Class B .........................            64,151
     9,138   Illinois Tool Works, Inc........................           320,287
    18,582   Iron Mountain, Inc.+ ...........................           459,533
     1,202   ITT Corp........................................            55,280
    10,000   Jacobs Engineering Group, Inc.+ ................           481,000
     1,747   JB Hunt Transport Services, Inc.................            45,894
       134   Kansas City Southern+ ..........................             2,553
    14,800   L-3 Communications Holdings,
             Inc., Class 3 ..................................         1,091,944
    17,516   Lockheed Martin Corp............................         1,472,745
     1,660   Manpower, Inc...................................            56,423
    12,169   Masco Corp......................................           135,441
     4,536   Monster Worldwide, Inc.+ .......................            54,840
    13,017   Norfolk Southern Corp...........................           612,450
    59,362   Northrop Grumman Corp...........................         2,673,664
    11,590   Parker Hannifin Corp............................           493,038
       712   Precision Castparts Corp........................            42,350
     9,456   Robert Half International, Inc..................           196,874
     1,518   Rockwell Automation, Inc........................            48,940
     5,831   RR Donnelley & Sons Co..........................            79,185
     2,611   Ryder System, Inc...............................           101,255
    48,828   Southwest Airlines Co...........................           420,897
     1,098   Stericycle, Inc.+ ..............................            57,184
    13,259   Union Pacific Corp..............................           633,780
     3,319   United Parcel Service, Inc., Class B ...........           183,076
     6,960   United Technologies Corp........................           373,056
     1,207   URS Corp.+ .....................................            49,209
       670   Wabtec Corp.....................................            26,632
       539   Waste Connections, Inc.+ .......................            17,016
       392   Waste Management, Inc...........................            12,991
       526   WW Grainger, Inc................................            41,470
                                                                ---------------
                                                                     21,621,158
                                                                ---------------

Information Technology -- 20.9%
   139,000   Activision Blizzard, Inc.+ .....................         1,200,960
    12,298   Adobe Systems, Inc.+ ...........................           261,824
    17,543   Affiliated Computer Services,
             Inc., Class A+ .................................           806,101
     8,258   Agilent Technologies, Inc.+ ....................           129,073
   734,966   Alcatel-Lucent ADR .............................         1,580,177

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Information Technology (continued)
     2,879   Alliance Data Systems Corp.+ ...................   $       133,960
     2,580   Altera Corp.....................................            43,112
     6,364   Analog Devices, Inc.............................           121,043
    69,376   Apple, Inc.+ ...................................         5,921,242
       838   Arrow Electronics, Inc.+ .......................            15,788
     2,156   Atmel Corp.+ ...................................             6,748
    11,701   Autodesk, Inc.+ ................................           229,925
     4,969   BMC Software, Inc.+ ............................           133,716
     8,971   Broadcom Corp., Class A+ .......................           152,238
     3,053   Broadridge Financial Solutions, Inc.............            38,285
    94,755   CA, Inc.........................................         1,755,810
   281,388   Cisco Systems, Inc.+ ...........................         4,586,624
     8,085   Computer Sciences Corp.+ .......................           284,107
    16,960   Compuware Corp.+ ...............................           114,480
   132,546   Dell, Inc.+ ....................................         1,357,271
    49,962   eBay, Inc.+ ....................................           697,470
    78,247   EMC Corp.+ .....................................           819,246
     1,654   F5 Networks, Inc.+ .............................            37,811
     5,035   Fidelity National Information
             Services, Inc...................................            81,919
     8,723   Fiserv, Inc.+ ..................................           317,256
     1,937   Global Payments, Inc............................            63,514
    20,345   Google, Inc., Class A+ .........................         6,259,139
   210,993   Hewlett-Packard Co..............................         7,656,936
     2,316   Ingram Micro, Inc., Class A+ ...................            31,011
   131,408   Intel Corp......................................         1,926,441
    24,368   International Business
             Machines Corp...................................         2,050,811
    12,493   Jabil Circuit, Inc..............................            84,328
    36,700   Juniper Networks, Inc.+ ........................           642,617
     2,816   Kla-Tencor Corp.................................            61,361
     4,281   Lam Research Corp.+ ............................            91,100
     3,546   Lender Processing Services, Inc.................           104,430
     5,009   Lexmark International, Inc.,
             Class A+ .......................................           134,742
    32,370   LSI Corp.+ .....................................           106,497
        38   McAfee, Inc.+ ..................................             1,314
   187,759   Microsoft Corp..................................         3,650,035
     7,723   Molex, Inc......................................           111,906
   419,775   Motorola, Inc...................................         1,859,603
     8,670   National Semiconductor Corp.....................            87,307
    22,609   NetApp, Inc.+ ..................................           315,848
       424   NeuStar, Inc., Class A+ ........................             8,111
     6,969   Novellus Systems, Inc.+ ........................            85,998
    23,012   Oracle Corp.+ ..................................           408,003
       584   Polycom, Inc.+ .................................             7,890
     2,362   QLogic Corp.+ ..................................            31,745
    90,751   QUALCOMM, Inc...................................         3,251,608
     2,851   SAIC, Inc.+ ....................................            55,537
     4,474   Sybase, Inc.+ ..................................           110,821
    51,354   Symantec Corp.+ ................................           694,306
     5,699   Synopsys, Inc.+ ................................           105,545
    13,924   Tellabs, Inc.+ .................................            57,367
     5,103   Teradata Corp.+ ................................            75,677
    47,916   Texas Instruments, Inc..........................           743,656

  Shares                                                             Value
----------                                                      ---------------
Information Technology (continued)
       519   Total System Services, Inc......................   $         7,266
    53,425   Tyco Electronics, Ltd...........................           866,019
     7,812   VeriSign, Inc.+ ................................           149,053
     9,327   Western Digital Corp.+ .........................           106,794
    15,021   Western Union Co. (The) ........................           215,401
    13,080   Yahoo!, Inc.+ ..................................           159,576
                                                                ---------------
                                                                     53,205,499
                                                                ---------------

Materials -- 1.7%
     6,110   Air Products & Chemicals, Inc...................           307,150
     3,451   Airgas, Inc.....................................           134,555
     1,927   Ashland, Inc....................................            20,253
     1,740   Bemis Co., Inc..................................            41,203
     1,575   CF Industries Holdings, Inc.....................            77,427
     1,527   Eastman Chemical Co.............................            48,421
     4,316   Freeport-McMoRan Copper &
             Gold, Inc.......................................           105,483
     7,326   International Paper Co..........................            86,447
     7,904   MeadWestvaco Corp...............................            88,445
    44,738   Monsanto Co.....................................         3,147,318
     1,773   Pactiv Corp.+ ..................................            44,112
       866   Reliance Steel & Aluminum Co....................            17,268
     1,077   Rohm & Haas Co..................................            66,548
     1,841   Sealed Air Corp.................................            27,505
     2,344   Sonoco Products Co..............................            54,287
     3,402   Terra Industries, Inc...........................            56,711
                                                                ---------------
                                                                      4,323,133
                                                                ---------------

Telecommunication Services -- 1.7%
    64,843   AT&T, Inc.......................................         1,848,025
     2,538   CenturyTel, Inc.................................            69,363
       647   Embarq Corp.....................................            23,266
     3,104   Qwest Communications
             International, Inc..............................            11,299
    91,378   Sprint Nextel Corp..............................           167,222
     1,519   Telephone & Data Systems, Inc...................            48,228
    59,223   Verizon Communications, Inc.....................         2,007,660
                                                                ---------------
                                                                      4,175,063
                                                                ---------------

Utilities -- 2.0%
     9,407   AES Corp. (The)+ ...............................            77,513
     2,232   Consolidated Edison, Inc........................            86,892
     1,175   Constellation Energy Group, Inc.................            29,481
     5,680   Edison International ...........................           182,442
       571   Entergy Corp....................................            47,467
       612   Equitable Resources, Inc........................            20,533
     2,421   Exelon Corp.....................................           134,632
    10,109   FPL Group, Inc..................................           508,786
       151   Hawaiian Electric Industries, Inc...............             3,343
     1,906   Nicor, Inc......................................            66,214
     2,891   NSTAR ..........................................           105,492
    21,004   PG&E Corp.......................................           813,065
     1,759   Pinnacle West Capital Corp......................            56,517
     4,972   Progress Energy, Inc............................           198,134
       899   Puget Energy, Inc...............................            24,516

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Utilities (continued)
    36,575   Sempra Energy ..................................   $     1,559,192
     5,862   Southern Co. ...................................           216,894
     1,506   UGI Corp. ......................................            36,777
     1,129   Vectren Corp....................................            28,236
    23,700   Wisconsin Energy Corp. .........................           994,926
                                                                ---------------
                                                                      5,191,052
                                                                ---------------
Total Common Stock (Cost $334,079,639)                              252,096,428
                                                                ---------------

                                Maturity
                                  Date            Par
                                --------       ---------
U.S. TREASURY OBLIGATIONS -- 0.6%
U.S. Treasury Bill
0.000%(a)                       04/09/09       $ 600,000                599,822
0.000%(a)                       01/08/09         200,000                200,000
0.193%(a)(c)                    01/29/09         600,000                599,987
                                                                ---------------
Total U.S. Treasury Obligations
(Cost $1,399,903)                                                     1,399,809
                                                                ---------------

  Shares
----------
CASH EQUIVALENT -- 0.4%
 1,095,080   PNC Institutional Money
             Market Trust, 0.050%(b)
             (Cost $1,095,080) ..............................         1,095,080
                                                                ---------------

Total Investments -- 100.1%
(Cost $336,574,622)                                                 254,591,317
Other Assets & Liabilities, Net -- (0.1)%                              (257,483)
                                                                ---------------
NET ASSETS -- 100.0%                                            $   254,333,834
                                                                ===============

FUTURES CONTRACTS - LONG POSITIONS

  Number
    of                                                               Unrealized
 Contracts                                                         Appreciation
----------                                                      ---------------
    34       CME E-Mini S&P 500,
             Expires March 2009 .............................   $        28,928
                                                                ===============

----------
      ADR - American Depositary Receipt

+     Non-income producing security.

(a)   The rate reported is the effective yield at time of purchase.

(b)   The rate shown is the 7-day effective yield as of December 31, 2008.

(c)   Security held at broker as collateral for open futures contracts.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                           DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
INVESTMENTS IN UNDERLYING FUNDS -- 100.2%
 5,117,519   Wilshire Large Cap Core
             130/30 Fund* ...................................   $    31,882,146
 4,557,525   Wilshire Variable Insurance Trust
             Equity Fund* ...................................        61,617,738
 5,836,582   Wilshire Variable Insurance Trust
             Income Fund* ...................................        62,042,868
                                                                ---------------

Total Investments in Underlying Funds -- 100.2%
(Cost $179,132,682)                                                 155,542,752
Other Assets & Liabilities, Net -- (0.2)%                              (284,996)
                                                                ---------------
NET ASSETS -- 100.0%                                            $   155,257,756
                                                                ===============

----------
*     Affiliated Fund

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
ASSET BACKED SECURITIES -- 3.5%

Amortizing Residential Collateral Trust
0.751%(a)                                     01/01/32   $      37,014   $      18,426
Bayview Financial Acquisition Trust

1.146%(a)                                     02/28/44         104,230          85,197
Conseco Finance Securitization Corp.
8.500%(a)                                     03/01/33         393,798          38,013
Countrywide Home Equity Loan Trust
1.365%(a)                                     05/15/36         394,936         156,556
Delta Funding Home Equity Loan Trust
7.040%                                        06/25/27           6,072           6,078
Green Tree Financial Corp.
9.150%                                        01/15/18          19,574          13,623
Green Tree Home Improvement
   Loan Trust
7.600%                                        07/15/20           5,375           4,010
Green Tree Recreational Equipment &
   Consumer Trust
7.250%                                        03/15/29          31,845          12,957
Lehman XS Trust
0.731%(a)(e)                                  02/25/46         316,588         128,879
Morgan Stanley Mortgage Loan Trust
0.621%(a)                                     03/25/36         175,638          41,308
MSCC Heloc Trust
0.661%(a)                                     07/25/17          22,048          14,790
Nelnet Student Loan Trust
5.015%(a)                                     04/25/24         200,000         162,027
SACO I Trust
0.601%(a)                                     06/25/36         275,189          45,759
0.641%(a)                                     03/25/36         211,670          45,079
0.751%(a)                                     09/25/35          67,946          44,300
Salomon Brothers Mortgage
   Securities VII, Inc.
0.771%(a)                                     03/25/32          37,902          34,632
Securitized Asset Backed
   Receivables LLC Trust
0.701%(a)                                     02/25/37         976,649         452,746
SG Mortgage Securities Trust
0.711%(a)                                     12/25/36         938,784         535,229
WAMU Asset-Backed Certificates
0.561%(a)                                     05/25/47         785,043         680,118
0.641%(a)                                     05/25/47       1,300,000         825,664
0.761%(a)                                     05/25/47       1,300,000         267,667
                                                                         -------------
Total Asset Backed Securities
(Cost $7,235,547)                                                            3,613,058
                                                                         -------------

COLLATERALIZED MORTGAGE
   OBLIGATIONS -- 50.3%

Agency Mortgage-Backed Obligations -- 39.6%
Federal Home Loan Mortgage Corp.
5.000%                                        09/01/33         292,405         299,545
5.000%                                        08/01/33         907,332         929,487
5.000%                                        09/01/33         273,291         279,964
5.000%                                        09/01/33         606,485         621,294
5.000%                                        10/01/33         590,682         605,105

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Agency Mortgage-Backed Obligations (continued)
5.572%(a)                                     01/01/38   $   1,159,733   $   1,185,897
5.637%(a)                                     05/01/37       1,175,277       1,198,477
Federal Home Loan Mortgage Corp. TBA
5.000%                                        01/01/38         500,000         510,937
Federal National Mortgage Association
5.000%                                        06/01/35         756,084         773,482
5.000%                                        12/01/35       2,769,628       2,833,361
5.382%(a)                                     08/01/37         456,104         462,375
5.500%                                        11/01/21          91,116          94,005
5.500%                                        04/01/36       1,242,908       1,249,292
5.500%                                        09/01/35       2,723,935       2,795,554
5.500%                                        02/01/22          91,796          94,702
5.500%                                        11/01/36         797,149         818,108
5.500%                                        08/01/37         889,899         913,297
6.035%(a)                                     01/01/37         675,464         693,841
6.500%                                        11/01/37         134,042         139,375
7.000%                                        05/01/32          60,335          64,266
Federal National Mortgage
   Association TBA
4.000%                                        02/01/39         800,000         796,000
5.000%                                        01/01/18       4,300,000       4,412,875
5.000%                                        01/01/38      14,200,000      14,497,320
5.500%                                        01/01/38         500,000         512,500
Government National Mortgage
   Association
5.500%                                        05/15/36         162,976         168,259
6.000%                                        03/15/35         913,796         944,628
6.000%                                        03/15/37         298,743         308,776
6.000%                                        05/15/33         160,233         165,815
Government National Mortgage
   Association TBA
6.500%                                        01/22/33       1,800,000       1,868,629
                                                                         -------------
                                                                            40,237,166
                                                                         -------------

Non-Agency Mortgage-Backed Obligations -- 10.7%
American Home Mortgage Assets
0.701%(a)                                     05/25/46         275,639          58,213
Asset Securitization Corp.
6.815%(a)                                     02/14/43         100,000          95,859
Banc of America Commercial
   Mortgage, Inc.
5.620%                                        02/10/51          10,000           6,426
5.658%(a)                                     06/10/49          60,000          39,221
Banc of America Funding Corp.
4.966%(a)                                     09/20/35       1,654,199         824,175
Banc of America Mortgage
   Securities, Inc.
6.740%(a)                                     02/25/34          19,843          17,008
Bear Stearns Adjustable Rate
   Mortgage Trust
5.322%(a)                                     11/25/34         100,856          71,825
6.105%(a)                                     02/25/34          80,367          44,566
Bear Stearns Commercial
   Mortgage Securities
5.405%(a)                                     12/11/40         500,000         425,205

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Non-Agency Mortgage-Backed Obligations (continued)
Citigroup Mortgage Loan Trust, Inc.
4.461%(a)                                     09/25/34   $      84,440   $      48,001
6.710%(a)                                     02/25/34          76,618          61,254
Countrywide Alternative Loan Trust
0.718%(a)                                     03/20/46          85,458          35,166
0.781%(a)                                     10/25/35         131,732          59,708
5.058%(a)                                     09/25/34         137,992          81,072
First Horizon Mortgage Pass-Through
   Certificates
5.468%(a)                                     02/25/35         441,893         323,745
GE Capital Commercial Mortgage Corp.
5.543%                                        12/10/49         210,000         156,523
Greenpoint Mortgage Funding Trust
0.681%(a)                                     04/25/36         708,602         287,194
Harborview Mortgage Loan Trust
0.731%(a)                                     01/25/47       1,096,748         435,499
0.801%(a)                                     05/19/35         147,681          68,784
Homebanc Mortgage Trust
0.771%(a)                                     05/25/37         184,225         137,222
Impac CMB Trust
0.741%(a)                                     05/25/35         145,946          62,293
Indymac Index Mortgage Loan Trust
0.591%(a)                                     07/25/36         417,251         155,433
0.671%(a)                                     06/25/47         382,045         166,884
0.731%(a)                                     06/25/35         611,374         314,386
5.099%(a)                                     09/25/35          88,551          42,516
5.707%(a)                                     03/25/35         147,229         126,210
6.176%(a)                                     11/25/37         133,224          82,131
JPMorgan Chase Commercial
   Mortgage Securities Corp.
5.280%(a)                                     01/12/43         100,000          80,324
5.420%                                        01/15/49         100,000          70,697
5.429%                                        12/12/43         450,000         341,557
LB-UBS Commercial Mortgage Trust
4.954%                                        09/15/30         500,000         408,151
Luminent Mortgage Trust
0.661%(a)                                     05/25/46         321,479         142,455
Master Adjustable Rate Mortgages Trust
0.671%(a)                                     05/25/47         999,721         385,451
3.279%(a)                                     12/25/46         313,696          64,003
4.811%(a)                                     02/25/35         384,940         199,577
5.737%(a)                                     12/25/34          22,414          11,886
Morgan Stanley Capital I
4.989%                                        08/13/42         240,000         196,074
5.692%(a)                                     04/15/49       1,200,000         900,543
Morgan Stanley Mortgage Loan Trust
0.791%(a)                                     01/25/35         318,468         151,869
4.886%(a)                                     08/25/34         146,035          68,102
5.063%(a)                                     07/25/35         200,145         108,555
Prime Mortgage Trust
8.000%                                        07/25/34         213,483         197,471
RBSGC Mortgage Pass Through
   Certificates
0.921%(a)                                     01/25/37         360,121         182,272

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Non-Agency Mortgage-Backed Obligations (continued)
Residential Accredit Loans, Inc.
0.561%(a)                                     10/25/46   $     343,189   $     265,901
0.831%(a)                                     01/25/37         395,759          92,183
Residential Asset Securitization Trust
4.750%                                        02/25/19         764,372         652,844
Structured Adjustable Rate Mortgage
   Loan Trust
5.135%(a)                                     11/25/34         144,432          74,222
5.191%(a)                                     01/25/35         161,210          94,119
Thornburg Mortgage Securities Trust
0.641%(a)                                     01/25/46         237,560         236,654
6.203%(a)                                     09/25/37         390,494         299,593
6.216%(a)                                     09/25/37         412,187         291,918
WAMU Mortgage Pass-Through
   Certificates
0.701%(a)                                     04/25/45         144,888          68,400
4.834%(a)                                     10/25/35         414,238         327,635
Washington Mutual MSC Mortgage
   Pass-Through Certificates
5.231%(a)                                     01/25/35          73,302          53,828
Wells Fargo Mortgage Backed
   Securities Trust
3.741%(a)                                     09/25/34         470,000         460,907
5.240%(a)                                     04/25/36         112,466          81,453
Zuni Mortgage Loan Trust
0.601%(a)                                     08/25/36         147,487         139,809
                                                                         -------------
                                                                            10,874,972
                                                                         -------------
Total Collateralized Mortgage Obligations
(Cost $56,997,301)                                                          51,112,138
                                                                         -------------

CORPORATE BONDS -- 25.2%

Consumer Discretionary -- 2.1%
Boyd Gaming Corp.
6.750%                                        04/15/14          10,000           6,300
7.125%                                        02/01/16          10,000           5,900
Caesars Entertainment, Inc.
8.125%                                        05/15/11          12,000           5,880
CCH I LLC/CCH I Capital
11.000%                                       10/01/15          50,000           8,750
Clear Channel Communications, Inc.
4.250%                                        05/15/09          50,000          44,000
4.900%                                        05/15/15          10,000           1,100
5.500%                                        09/15/14          80,000           9,600
Comcast Corp.
6.500%                                        01/15/17         200,000         197,543
6.500%                                        01/15/15         665,000         653,649
CSC Holdings, Inc.
7.625%                                        04/01/11          20,000          18,850
Daimler Finance NA LLC
6.500%                                        11/15/13          30,000          23,400
7.300%                                        01/15/12         135,000         116,691

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Consumer Discretionary (continued)
DI Finance/DynCorp International
9.500%                                        02/15/13   $      10,000   $       8,713
DirecTV Holdings LLC/DirecTV
   Financing Co.
8.375%                                        03/15/13          20,000          19,900
Eastman Kodak Co.
7.250%                                        11/15/13          35,000          22,575
Echostar DBS Corp.
7.000%                                        10/01/13          20,000          17,350
7.125%                                        02/01/16          20,000          16,700
7.750%                                        05/31/15          20,000          17,000
Ford Motor Co.
7.450%                                        07/16/31         200,000          56,000
Ford Motor Co. Cnv.
4.250%(h)                                     12/15/36          20,000           5,150
General Motors Corp.
8.250%                                        07/15/23          70,000          11,550
8.375%                                        07/05/33          30,000           6,703
Hertz Corp.
8.875%                                        01/01/14          35,000          21,525
10.500%                                       01/01/16          15,000           6,844
Idearc, Inc.
8.000%(c)                                     11/15/16          95,000           7,125
Inn of the Mountain Gods
   Resort & Casino
12.000%                                       11/15/10          10,000           3,300
J.C. Penney Corp., Inc.
7.400%                                        04/01/37          10,000           6,584
McDonald's Corp. MTN
5.350%                                        03/01/18          80,000          83,253
MGM Mirage, Inc.
6.750%                                        09/01/12          10,000           7,000
7.625%                                        01/15/17          60,000          38,700
8.500%                                        09/15/10          50,000          42,000
Mohegan Tribal Gaming Authority
8.000%                                        04/01/12          5,000            3,050
Oxford Industries, Inc.
8.875%                                        06/01/11          10,000           7,550
RH Donnelley Corp.
8.875%(b)                                     10/15/17          10,000           1,500
Service Corp. International
6.750%                                        04/01/16          30,000          22,800
7.500%                                        04/01/27          30,000          19,200
Station Casinos, Inc.
6.000%                                        04/01/12          20,000           4,000
7.750%                                        08/15/16          70,000          13,300
Suburban Propane Partners LP
6.875%                                        12/15/13          30,000          24,600
Time Warner Cable, Inc.
7.300%                                        07/01/38         130,000         135,053
Time Warner, Inc.
6.875%                                        05/01/12         400,000         384,278
TL Acquisitions, Inc.
10.500%(b)                                    01/15/15          40,000          16,400

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Consumer Discretionary (continued)
Visteon Corp.
8.250%                                        08/01/10   $      12,000   $       3,720
12.250%(b)                                    12/31/16          28,000           6,720
                                                                         -------------
                                                                             2,131,806
                                                                         -------------

CONSUMER STAPLES -- 0.8%
Altria Group, Inc.
9.700%                                        11/10/18         380,000         411,376
Dr. Pepper Snapple Group, Inc.
6.820%(b)                                     05/01/18         110,000         108,683
PepsiCo, Inc.
7.900%                                        11/01/18         190,000         233,289
Reynolds American, Inc.
6.750%                                        06/15/17          90,000          71,441
                                                                         -------------
                                                                               824,789
                                                                         -------------

ENERGY -- 4.6%
Anadarko Petroleum Corp.
2.396%(a)                                     09/15/09         150,000         143,524
5.950%                                        09/15/16          20,000          17,666
6.450%                                        09/15/36         350,000         276,092
Apache Corp.
6.000%                                        09/15/13         180,000         186,673
Baker Hughes, Inc.
7.500%                                        11/15/18         250,000         277,164
Chesapeake Energy Corp.
6.250%                                        01/15/18          25,000          18,500
6.375%                                        06/15/15          10,000           7,900
7.250%                                        12/15/18          55,000          42,900
Complete Production Services, Inc.
8.000%                                        12/15/16          75,000          47,250
ConocoPhillips
4.750%                                        10/15/12          80,000          79,738
5.900%                                        05/15/38         210,000         206,246
Dynegy Holdings, Inc.
7.750%                                        06/01/19         115,000          79,350
El Paso Corp.
7.000%                                        06/15/17         280,000         219,129
7.750%                                        01/15/32          40,000          25,965
7.800%                                        08/01/31         611,000         398,068
Energy Transfer Partners LP
6.700%                                        07/01/18         160,000         134,863
Hess Corp.
7.300%                                        08/15/31         297,000         270,227
7.875%                                        10/01/29          60,000          57,599
Kerr-McGee Corp.
6.950%                                        07/01/24          10,000           8,768
7.875%                                        09/15/31         155,000         142,685
Kinder Morgan Energy Partners LP
5.000%                                        12/15/13          25,000          21,801
5.850%                                        09/15/12          10,000           9,158
5.950%                                        02/15/18         180,000         153,624
6.000%                                        02/01/17         150,000         130,226
6.300%                                        02/01/09          20,000          19,981

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Energy (continued)
6.750%                                        03/15/11   $      10,000   $       9,726
6.950%                                        01/15/38         200,000         161,749
7.125%                                        03/15/12           5,000           4,829
Occidental Petroleum Corp.
7.000%                                        11/01/13         320,000         349,262
Peabody Energy Corp.
6.875%                                        03/15/13          28,000          26,530
Pemex Project Funding Master Trust
6.625%                                        06/15/35         207,000         175,226
Pride International, Inc.
7.375%                                        07/15/14          20,000          18,600
Southern Natural Gas Co.
5.900% (b)                                    04/01/17          30,000          23,774
8.000%                                        03/01/32          75,000          62,495
Tennessee Gas Pipeline Co.
7.625%                                        04/01/37         150,000         119,062
Williams Cos., Inc.
7.500%                                        01/15/31         363,000         243,210
7.750%                                        06/15/31          80,000          54,800
XTO Energy, Inc.
5.500%                                        06/15/18          88,000          79,664
6.750%                                        08/01/37          30,000          28,097
7.500%                                        04/15/12         296,000         292,554
                                                                         -------------
                                                                             4,624,675
                                                                         -------------

Financials -- 9.8%
Allstate Life Global Funding Trust MTN
5.375%                                        04/30/13         100,000          98,440
American Express Co.
6.800%(a)                                     09/01/66         115,000          59,530
American Express Credit Corp. MTN
5.875%                                        05/02/13          70,000          67,198
American General Finance Corp. MTN
6.900%                                        12/15/17         320,000         138,487
American International Group, Inc.
5.850%                                        01/16/18          40,000          26,812
6.250%                                        03/15/37         200,000          74,754
BAC Capital Trust XIV
5.630%(a)                                     03/15/12          10,000           4,007
Bank of America Corp.
8.125%(a)                                     05/15/18         310,000         231,880
Bear Stearns Co., Inc.
7.250%                                        02/01/18         350,000         383,550
Citigroup, Inc.
4.125%                                        02/22/10         400,000         394,170
5.000%                                        09/15/14         315,000         277,068
6.500%                                        08/19/13          60,000          60,605
6.875%                                        03/05/38         320,000         364,124
Countrywide Financial Corp.
6.250%                                        05/15/16          50,000          47,475
Countrywide Home Loans, Inc. MTN
5.625%                                        07/15/09         500,000         497,801

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Financials (continued)
Ford Motor Credit Co. LLC
5.800%                                        01/12/09   $      80,000   $      79,774
7.246%(a)                                     06/15/11         103,000          67,980
7.375%                                        02/01/11          60,000          45,628
7.375%                                        10/28/09         270,000         237,119
8.000%                                        12/15/16         420,000         273,574
12.000%                                       05/15/15         340,000         253,898
Forest City Enterprises, Inc.
6.500%                                        02/01/17           8,000           2,800
General Electric Capital Corp.
5.625%                                        05/01/18         260,000         262,356
6.375%(a)                                     11/15/67         420,000         263,999
GMAC LLC
5.625%(b)                                     05/15/09         800,000         768,773
5.850%(b)                                     01/14/09         210,000         208,631
6.875%(b)                                     09/15/11         354,000         290,018
7.250%(b)                                     03/02/11         104,000          89,377
7.500%(b)(m)                                  12/31/13          69,000          51,405
7.750%(b)                                     01/19/10         384,000         345,450
8.000%(b)(m)                                  12/31/18          41,000          21,115
Goldman Sachs Capital II
5.793%(a)                                     12/29/49          20,000           7,688
Goldman Sachs Group, Inc.
6.600%                                        01/15/12         290,000         286,133
HSBC Finance Corp. MTN
4.625%                                        09/15/10         400,000         394,852
6.375%                                        11/27/12          40,000          39,135
JPMorgan Chase & Co.
5.125%                                        09/15/14         595,000         576,601
5.150%                                        10/01/15         200,000         188,851
5.750%                                        01/02/13         195,000         197,837
Lehman Brothers Holdings
   Capital Trust VII MTN
5.857%(a)(e)                                  11/29/49         200,000              20
Lehman Brothers Holdings, Inc. MTN
6.200%(e)                                     09/26/14          80,000           7,600
6.500%(e)                                     07/19/17         160,000              16
6.750%(e)                                     12/28/17         340,000              34
MetLife, Inc.
6.400%                                        12/15/36          40,000          24,000
Morgan Stanley MTN
4.952%(a)                                     10/18/16          40,000          27,522
5.625%                                        01/09/12         300,000         284,492
5.750%                                        08/31/12          70,000          65,269
6.625%                                        04/01/18         100,000          87,729
SLM Corp. MTN
5.000%                                        10/01/13         355,000         254,010
5.000%                                        04/15/15          10,000           6,344
5.050%                                        11/14/14          50,000          33,274
5.375%                                        05/15/14         345,000         232,832
5.625%                                        08/01/33          35,000          21,233

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Financials (continued)
SunTrust Capital VIII
6.100%(a)                                     12/15/36   $      50,000   $      35,200
SunTrust Preferred Capital I
5.853%(a)                                     12/15/11          60,000          32,400
Travelers Cos., Inc. (The)
6.250%(a)                                     03/15/37         270,000         176,860
Unilever Capital Corp.
7.125%                                        11/01/10          55,000          58,819
Ventas Realty LP/Ventas Capital Corp.
6.750%                                        06/01/10          10,000           9,462
8.750%                                        05/01/09          10,000           9,850
9.000%                                        05/01/12          10,000           8,900
Wachovia Capital Trust III
5.800%(a)                                     03/15/11          80,000          47,200
Wachovia Corp.
5.625%                                        10/15/16         690,000         630,313
Wells Fargo & Co.
5.000%                                        11/15/14           5,000           5,005
5.300%                                        08/26/11          90,000          91,268
Wells Fargo Capital X
5.950%                                        12/15/36         100,000          85,705
                                                                         -------------
                                                                             9,914,252
                                                                         -------------

Health Care -- 1.1%
AmerisourceBergen Corp.
5.875%                                        09/15/15          20,000          17,480
Community Health Systems, Inc.
8.875%                                        07/15/15          70,000          64,400
DaVita, Inc.
6.625%                                        03/15/13          45,000          42,750
GlaxoSmithKline Capital, Inc.
5.650%                                        05/15/18         380,000         399,125
HCA, Inc.
6.250%                                        02/15/13          14,000           8,750
6.300%                                        10/01/12          59,000          41,595
7.500%                                        11/15/95          20,000           8,474
7.690%                                        06/15/25          30,000          14,084
9.125%                                        11/15/14          10,000           9,275
9.250%                                        11/15/16          60,000          55,200
HCA, Inc. PIK
9.625%                                        11/15/16          20,000          15,600
Humana, Inc.
7.200%                                        06/15/18          60,000          48,251
Tenet Healthcare Corp.
6.375%                                        12/01/11         121,000          93,472
9.250%                                        02/01/15          71,000          57,155
UnitedHealth Group, Inc.
6.000%                                        02/15/18          40,000          36,905
WellPoint, Inc.
5.875%                                        06/15/17          20,000          18,203
Wyeth
5.950%                                        04/01/37         200,000         222,057
                                                                         -------------
                                                                             1,152,776
                                                                         -------------

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Industrials -- 1.4%
Caterpillar Financial Services
   Corp. MTN
6.200%                                        09/30/13   $     260,000   $     268,039
Delta Air Lines, Inc.
6.821%                                        08/10/22          93,493          55,628
7.570%                                        11/18/10         200,000         168,000
DRS Technologies, Inc.
6.625%                                        02/01/16          10,000          10,000
Graham Packaging Co., Inc.
8.500%                                        10/15/12          40,000          28,500
Norfolk Southern Corp.
6.200%                                        04/15/09          90,000          90,115
Terex Corp.
7.375%(c)                                     01/15/14          20,000          17,400
United Parcel Service, Inc.
4.500%                                        01/15/13         380,000         391,986
Waste Management, Inc.
6.875%                                        05/15/09         425,000         423,028
                                                                         -------------
                                                                             1,452,696
                                                                         -------------

Information Technology -- 0.0%
Electronic Data Systems Corp.
7.125%                                        10/15/09          10,000          10,166
Freescale Semiconductor, Inc.
8.875%                                        12/15/14          20,000           8,800
Xerox Corp.
6.750%                                        02/01/17          10,000           7,257
                                                                         -------------
                                                                                26,223
                                                                         -------------

Materials -- 0.7%
Alcoa, Inc.
6.000%                                        07/15/13         210,000         189,878
Freeport-McMoRan Copper & Gold, Inc.
8.375%                                        04/01/17         345,000         282,900
Georgia Gulf Corp.
9.500%                                        10/15/14          10,000           3,000
PPG Industries, Inc.
5.750%                                        03/15/13          30,000          29,668
6.650%                                        03/15/18          30,000          29,552
Steel Dynamics, Inc.
6.750%                                        04/01/15          60,000          41,400
7.375%                                        11/01/12          15,000          10,950
Westlake Chemical Corp.
6.625%                                        01/15/16          12,000           6,960
Weyerhaeuser Co.
6.750%                                        03/15/12         125,000         111,894
                                                                         -------------
                                                                               706,202
                                                                         -------------

Telecommunication Services -- 1.4%
AT&T, Inc.
5.100%                                        09/15/14          80,000          78,639
BellSouth Capital Funding Corp.
7.875%                                        02/15/30         160,000         175,545

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Telecommunication Services (continued)
BellSouth Corp.
4.750%                                        11/15/12   $      10,000   $       9,811
Citizens Communications Co.
7.875%                                        01/15/27          55,000          31,900
9.250%                                        05/15/11          10,000           9,500
Level 3 Financing, Inc.
9.250%                                        11/01/14          25,000          14,500
New Cingular Wireless Services, Inc.
8.125%                                        05/01/12          85,000          91,151
News America, Inc.
6.650%                                        11/15/37          10,000           9,898
Nextel Communications, Inc.
5.950%                                        03/15/14          15,000           6,300
7.375%                                        08/01/15          20,000           8,400
Qwest Communications International, Inc.
5.649%(a)                                     02/15/09          13,000          12,935
7.500%                                        02/15/14          28,000          20,020
Qwest Corp.
6.875%                                        09/15/33          20,000          11,900
Sprint Capital Corp.
6.900%                                        05/01/19         230,000         163,300
8.375%                                        03/15/12          40,000          32,021
8.750%                                        03/15/32          25,000          16,875
Verizon Communications, Inc.
4.375%                                        06/01/13          35,000          33,812
5.500%                                        02/15/18         210,000         201,988
6.100%                                        04/15/18         165,000         164,404
8.950%                                        03/01/39         200,000         259,136
Windstream Corp.
8.625%                                        08/01/16          85,000          75,225
                                                                         -------------
                                                                             1,427,260
                                                                         -------------
Utilities -- 3.3%
AES Corp. (The)
7.750%                                        10/15/15          70,000          58,800
7.750%                                        03/01/14           3,000           2,640
8.000%(b)                                     10/15/17         400,000         330,000
8.000%(b)                                     06/01/20         310,000         240,250
8.875%                                        02/15/11          19,000          17,765
9.375%                                        09/15/10          63,000          59,850
Dominion Resources, Inc.
4.750%                                        12/15/10          30,000          29,663
5.700%                                        09/17/12         260,000         257,447
Duke Energy Carolinas LLC
5.625%                                        11/30/12         380,000         386,995
Edison Mission Energy
7.000%                                        05/15/17          60,000          52,200
7.200%                                        05/15/19          80,000          65,600
7.625%                                        05/15/27          40,000          31,000
Energy Future Holdings Corp.
5.550%                                        11/15/14          40,000          18,689
6.500%                                        11/15/24          70,000          24,765
6.550%                                        11/15/34         170,000          57,391
Energy Future Holdings Corp. PIK
11.250%(b)                                    11/01/17       1,420,000         688,700

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Utilities (continued)
Exelon Corp.
5.625%                                        06/15/35   $     210,000   $     132,565
FirstEnergy Corp.
6.450%                                        11/15/11         150,000         141,788
7.375%                                        11/15/31         360,000         340,566
NRG Energy, Inc.
7.250%                                        02/01/14          55,000          51,425
7.375%                                        01/15/17          20,000          18,400
7.375%                                        02/01/16          35,000          32,550
Pacific Gas & Electric Co.
5.800%                                        03/01/37          10,000          10,372
6.050%                                        03/01/34         220,000         233,653
8.250%                                        10/15/18          20,000          24,029
                                                                         -------------
                                                                             3,307,103
                                                                         -------------
Total Corporate Bonds
(Cost $30,888,463)                                                          25,567,782
                                                                         -------------
FOREIGN BONDS -- 11.8%

Australia -- 0.2%
Rio Tinto Finance USA, Ltd.
6.500%(j)                                     07/15/18         250,000         183,293
                                                                         -------------
Canada -- 0.5%
Anadarko Finance Co.
6.750%(j)                                     05/01/11         200,000         200,072
Canadian Government
4.000%(k)                                     12/01/31          37,628          41,001
Conoco Funding Co.
7.250%(j)                                     10/15/31          35,000          37,656
6.350%(j)                                     10/15/11          70,000          73,642
Hydro Quebec
6.300%(j)                                     05/11/11          60,000          63,713
OPTI Canada, Inc.
8.250%(b)(j)                                  12/15/14          45,000          24,300
7.875%(b)(j)                                  12/15/14          70,000          35,700
Rogers Cable, Inc.
6.750%(j)                                     03/15/15          10,000           9,738
Rogers Wireless, Inc.
6.375%(j)                                     03/01/14          10,000           9,506
Sun Media Corp.
7.625%(j)                                     02/15/13          10,000           8,050
                                                                         -------------
                                                                               503,378
                                                                         -------------
Cayman Islands -- 0.8%
MUFG Capital Finance 1, Ltd.
6.346%(a)(j)                                  07/25/49         100,000          69,672
Petrobras International Finance Co.
6.125%(j)                                     10/06/16         100,000          97,500
Systems 2001 Asset Trust LLC
6.664%(b)(j)                                  09/15/13         317,550         314,375
Vale Overseas, Ltd.
6.875%(j)                                     11/21/36         385,000         349,465
                                                                         -------------
                                                                               831,012
                                                                         -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
France -- 2.1%
Cie Generale de Geophysique-Veritas
7.750%(j)                                     05/15/17   $      70,000   $      40,600
7.500%(j)                                     05/15/15          25,000          15,500
France Government OAT
3.750%(k)                                     04/25/17       1,430,000       2,063,982
                                                                         -------------
                                                                             2,120,082
                                                                         -------------
Germany -- 0.7%
Bundesrepublik Deutschland
3.750%(k)                                     01/04/17         250,000         370,056
3.750%(k)                                     01/04/15         240,000         357,238
                                                                         -------------
                                                                               727,294
                                                                         -------------
Japan -- 0.1%
Aiful Corp.
6.000%(b)(j)                                  12/12/11         200,000          81,008
                                                                         -------------
Luxembourg -- 1.2%
FMC Finance III SA
6.875%(b)(j)                                  07/15/17         145,000         135,575
Telecom Italia Capital SA
6.999%(j)                                     06/04/18          30,000          24,338
5.250%(j)                                     10/01/15         210,000         159,863
5.250%(j)                                     11/15/13          35,000          26,688
4.950%(j)                                     09/30/14          40,000          30,450
Tyco International Group SA
6.750%(j)                                     02/15/11          80,000          79,519
6.375%(j)                                     10/15/11         100,000          98,294
6.125%(j)                                     01/15/09          10,000           9,987
6.000%(j)                                     11/15/13         220,000         206,429
Tyco International, Ltd.
7.000%(j)                                     12/15/19         378,000         310,516
6.875%(j)                                     01/15/21         150,000         115,991
                                                                         -------------
                                                                             1,197,650
                                                                         -------------
Marshall Islands -- 0.0%
Teekay Corp.
8.875%(j)                                     07/15/11          19,000          16,055
                                                                         -------------
Mexico -- 0.8%
America Movil SAB de CV
5.625%(j)                                     11/15/17         120,000         106,683
Kansas City Southern de
   Mexico SA de CV
9.375%(j)                                     05/01/12          20,000          18,300
Mexico Government MTN
6.750%(j)                                     09/27/34         642,000         677,310
                                                                         -------------
                                                                               802,293
                                                                         -------------
Netherlands -- 0.4%
Deutsche Telekom International
   Finance BV
5.750%(j)                                     03/23/16         195,000         186,661

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
Netherlands (continued)
Koninklijke KPN NV
8.000%(j)                                     10/01/10   $     230,000   $     232,117
                                                                         -------------
                                                                               418,778
                                                                         -------------
Norway -- 1.9%
Eksportfinans A/S MTN
5.500%(j)                                     06/26/17       1,800,000       1,965,346
                                                                         -------------
Russia -- 0.8%
Russia Federation
7.500%(g)(j)                                  03/31/30         984,900         858,990
                                                                         -------------
Sweden -- 1.3%
Svensk Exportkredit AB MTN
4.875%(j)                                     09/29/11       1,300,000       1,353,534
                                                                         -------------
United Kingdom -- 1.0%
BP Capital Markets PLC
5.250%(j)                                     11/07/13         360,000         375,817
British Telecommunications PLC
8.625%(g)(j)                                  12/15/10         140,000         144,018
Diageo Capital PLC
7.375%(j)                                     01/15/14         390,000         415,448
Royal Bank of Scotland Group
   PLC MTN
7.640%(a)(j)                                  09/29/17         100,000          39,828
                                                                         -------------
                                                                               975,111
                                                                         -------------
Total Foreign Bonds
(Cost $12,289,365)                                                          12,033,824
                                                                         -------------

  Shares
----------
PREFERRED STOCK -- 0.1%
    14,850   Federal Home Loan Mortgage
             Corporation ...........................................             5,791
       500   Federal National Mortgage
             Association, Series O .................................               391
    10,775   Federal National Mortgage
             Association ...........................................             8,943
     6,250   General Motors Corp. Cnv,
             Series B, 5.250% (h) ..................................            21,875
     2,000   General Motors Corp. Cnv,
             Series C, 6.250% (h) ..................................             6,400
       164   GMAC LLC Preferred Blocker, Inc.
             Cnv, 9.000%(m) ........................................            49,200
                                                                         -------------
Total Preferred Stock
(Cost $878,186)                                                                 92,600
                                                                         -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                              Maturity
                                                Date          Par            Value
                                              --------   -------------   -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 20.3%
Federal Home Loan Mortgage Corporation
5.625%                                        11/23/35   $     190.000   $     197,754
Federal National Mortgage Association
0.000%(f)                                     05/05/09       5,300,000       5,295,495
0.000%(f)                                     05/29/09      15,000,000      14,984,583
5.250%                                        08/01/12         130,000         137,023
                                                                         -------------
Total U.S. Government & Agency Obligations
(Cost $20,572,891)                                                          20,614,855
                                                                         -------------
U.S.TREASURY OBLIGATIONS -- 3.6%

U.S. Inflationary Protection Securities
3.875%(i)                                     04/15/29         501,110         618,910
3.625%(i)                                     04/15/28         415,505         495,003
2.375%(i)                                     01/15/27         553,620         556,171
2.000%(i)                                     01/15/26       1,261,549       1,188,320
1.750%(i)                                     01/15/28         827,840         764,846
                                                                         -------------
Total U.S. Treasury Obligations
(Cost $3,703,531)                                                            3,623,250
                                                                         -------------

  Shares
----------
CASH EQUIVALENT -- 6.2%
 6,279,865   PNC Institutional Money
             Market Trust, 0.050%(l)
             (Cost $6,279,865) .......................................       6,279,865
                                                                         -------------
Total Investments -- 121.0%
(Cost $138,845,149)                                                        122,937,372
Other Assets & Liabilities, Net -- (21.0)%                                 (21,333,408)
                                                                         -------------
NET ASSETS -- 100.0%                                                     $ 101,603,964
                                                                         =============

----------
      Cnv - Convertible

      MTN - Medium Term Note

      PIK - Payment-in-Kind

      TBA - To Be Announced

(a) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2008.

(b) Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) Security considered illiquid. The total value of such securities as of December 31, 2008 was $24,525 and represented 0.02% of Net Assets.

(e)   Security in default on interest payments.

(f) Zero coupon bond. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(g) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield as of December 31, 2008. The coupon on a step bond changes on a specified date.

(h)   When issued.

(i) Inflation protected security. Principal amount periodically adjusted for inflation.

(j)   Foreign security denominated in U.S. dollars.

(k) Investment in non-U.S. dollars. Par amount reflects principal in local currency.

(l)   The rate shown is the 7-day effective yield as of December 31, 2008.

(m) Security fair valued using methods determined in good faith by the Pricing Committee. As of December 31, 2008, the total market value of these securities was $121,720 representing 0.1% of net assets.

At December 31, 2008, the Income Fund had the following open forward currency contracts:

                                                           CURRENT       UNREALIZED
                                 LOCAL      EXPIRATION      VALUE       APPRECIATION
FOREIGN CURRENCY                CURRENCY      DATE       U.S. DOLLAR   (DEPRECIATION)
-----------------             -----------   ----------   -----------   --------------
Short Contracts:
Canadian Dollar                   214,469    02/03/09    $   179,547   $        3,292
Euro Currency                   1,855,538    02/03/09      2,462,819         (124,278)

Long Contracts:
Canadian Dollar                   186,822    02/03/09        156,769           (3,235)
Euro Currency                      78,804    02/03/09        100,922            8,951
                                                                       --------------
Net Unrealized Depreciation                                               $  (115,270)
                                                                       ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
COMMON STOCK -- 97.5%

Consumer Discretionary -- 15.4%
       936   1-800-FLOWERS.COM, Inc., Class A+ ..............   $         3,576
       934   99 Cents Only Stores+ ..........................            10,209
     2,390   Aeropostale, Inc.+ .............................            38,479
       475   AFC Enterprises, Inc.+ .........................             2,228
       683   Ambassadors Group, Inc. ........................             6,284
     1,215   American Apparel, Inc.+ ........................             2,418
    17,609   American Eagle Outfitters, Inc. ................           164,820
     5,454   American Public Education, Inc.+ ...............           202,834
       745   Amerigon, Inc.+ ................................             2,429
       967   Arbitron, Inc. .................................            12,842
        40   Aristotle Corp. (The)+ .........................               145
     1,955   Bally Technologies, Inc.+ ......................            46,979
       308   Bebe Stores, Inc. ..............................             2,301
       489   BJ's Restaurants, Inc.+ ........................             5,266
       474   Blue Nile, Inc.+ ...............................            11,608
     1,085   Borders Group, Inc. ............................               434
       820   Buckle, Inc. (The) .............................            17,892
       634   Buffalo Wild Wings, Inc.+ ......................            16,262
       235   Cache, Inc.+ ...................................               475
       557   California Pizza Kitchen, Inc.+ ................             5,971
     2,390   Capella Education Co.+ .........................           140,436
       188   Cato Corp. (The), Class A ......................             2,839
       180   Cavco Industries, Inc.+ ........................             4,840
       629   CEC Entertainment, Inc.+ .......................            15,253
     1,354   Champion Enterprises, Inc.+ ....................               758
       113   Charlotte Russe Holding, Inc.+ .................               733
     6,125   Charter Communications, Inc., Class A+ .........               501
     2,122   Cheesecake Factory (The)+ ......................            21,432
       148   Cherokee, Inc. .................................             2,568
     1,935   Chico's FAS, Inc.+ .............................             8,088
       862   Christopher & Banks Corp. ......................             4,827
       388   Cinemark Holdings, Inc. ........................             2,883
       514   Citi Trends, Inc.+ .............................             7,566
     1,857   CKE Restaurants, Inc. ..........................            16,119
     1,086   CKX, Inc.+ .....................................             3,986
       995   Coinstar, Inc.+ ................................            19,412
     1,995   Coldwater Creek, Inc.+ .........................             5,686
    14,842   Corinthian Colleges, Inc.+ .....................           242,964
       527   Cracker Barrel Old Country Store, Inc. .........            10,851
     2,720   CROCS, Inc.+ ...................................             3,373
       165   Crown Media Holdings, Inc., Class A+ ...........               470
       466   Deckers Outdoor Corp.+ .........................            37,219
     3,340   Denny's Corp.+ .................................             6,647
       625   DineEquity, Inc. ...............................             7,225
       914   Dolan Media Co.+ ...............................             6,023
       500   Dover Downs Gaming & Entertainment, Inc. .......             1,590
       495   Dover Motorsports, Inc. ........................               643
    12,015   DreamWorks Animation SKG, Inc., Class A+ .......           303,499

  Shares                                                             Value
----------                                                      ---------------
Consumer Discretionary (continued)
        60   Drew Industries, Inc.+ .........................   $           720
     2,905   Drugstore.com, Inc.+ ...........................             3,602
       273   DSW, Inc., Class A+ ............................             3,402
        80   Einstein Noah Restaurant Group, Inc.+ ..........               460
       986   Entravision Communications Corp., Class A+ .....             1,538
     2,662   Exide Technologies+ ............................            14,082
       493   FGX International Holdings, Ltd.+ ..............             6,774
       480   Finish Line (The), Class A .....................             2,688
     2,641   Fleetwood Enterprises, Inc.+ ...................               264
     1,621   Fossil, Inc.+ ..................................            27,071
       407   Fuel Systems Solutions, Inc.+ ..................            13,333
       350   Fuqi International, Inc.+ ......................             2,191
       645   Gaiam, Inc., Class A+ ..........................             2,980
       306   G-III Apparel Group, Ltd.+ .....................             1,955
       607   Global Sources, Ltd.+ ..........................             3,308
       425   Global Traffic Network, Inc.+ ..................             2,482
     9,057   Grand Canyon Education, Inc.+ ..................           170,091
       100   Great Wolf Resorts, Inc.+ ......................               154
    12,285   Guess?, Inc. ...................................           188,575
     7,749   Gymboree Corp.+ ................................           202,171
       165   Harte-Hanks, Inc. ..............................             1,030
       170   Haverty Furniture Cos., Inc. ...................             1,586
     1,512   Hayes Lemmerz International, Inc.+ .............               680
       447   hhgregg, Inc.+ .................................             3,880
     1,008   Hibbett Sports, Inc.+ ..........................            15,836
        20   Hooker Furniture Corp. .........................               153
     1,450   Iconix Brand Group, Inc.+ ......................            14,181
       624   Interactive Data Corp. .........................            15,388
       642   iRobot Corp.+ ..................................             5,797
     1,500   J. Crew Group, Inc.+ ...........................            18,300
     1,296   Jack in the Box, Inc.+ .........................            28,629
       138   JOS A Bank Clothiers, Inc.+ ....................             3,609
     6,068   K12, Inc.+ .....................................           113,775
     1,974   Krispy Kreme Doughnuts, Inc.+ ..................             3,316
     1,160   Leapfrog Enterprises, Inc., Class A+ ...........             4,060
       320   Learning Tree International, Inc.+ .............             2,726
       444   Libbey, Inc. ...................................               555
     1,242   Life Time Fitness, Inc.+ .......................            16,084
        72   Lincoln Educational Services Corp.+ ............               954
       645   Lululemon Athletica, Inc.+ .....................             5,115
       335   Lumber Liquidators, Inc.+ ......................             3,538
       401   Maidenform Brands, Inc.+ .......................             4,070
       119   Marine Products Corp. ..........................               669
       907   Martha Stewart Living Omnimedia, Class A+ ......             2,358
     1,748   Marvel Entertainment, Inc.+ ....................            53,751
     1,054   Matthews International Corp., Class A ..........            38,661
       209   Men's Wearhouse, Inc. (The) ....................             2,830
       498   Midas, Inc.+ ...................................             5,224
       171   Monarch Casino & Resort, Inc.+ .................             1,992
        47   Monro Muffler Brake, Inc. ......................             1,198
       871   Morgans Hotel Group Co.+ .......................             4,059

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Consumer Discretionary (continued)
     1,484   National CineMedia, Inc. .......................   $        15,048
        15   National Presto Industries, Inc. ...............             1,155
     1,442   NetFlix, Inc.+ .................................            43,101
     2,945   New Oriental Education & Technology
             Group ADR+ .....................................           161,710
       130   New York & Co., Inc.+ ..........................               302
     1,086   NutriSystem, Inc. ..............................            15,845
        82   Orbitz Worldwide, Inc.+ ........................               318
       556   Overstock.com, Inc.+ ...........................             5,994
     9,044   Papa John's International, Inc.+ ...............           166,681
       325   PC Mall, Inc.+ .................................             1,303
       492   Peet's Coffee & Tea, Inc.+ .....................            11,439
       235   Perry Ellis International, Inc.+ ...............             1,490
       852   PetMed Express, Inc.+ ..........................            15,021
     7,207   PF Chang's China Bistro, Inc.+ .................           150,914
     6,967   Phillips-Van Heusen Corp. ......................           140,246
       525   Pier 1 Imports, Inc.+ ..........................               194
       440   Playboy Enterprises, Inc., Class B+ ............               950
     1,039   Polaris Industries, Inc. .......................            29,767
     1,383   Pool Corp. .....................................            24,853
       286   Pre-Paid Legal Services, Inc.+ .................            10,665
       430   Princeton Review, Inc.+ ........................             2,120
     2,945   Quantum Fuel Systems Technologies
             Worldwide, Inc.+ ...............................             2,503
       995   Raser Technologies, Inc.+ ......................             3,711
       720   RCN Corp.+ .....................................             4,248
       530   Red Robin Gourmet Burgers, Inc.+ ...............             8,920
        51   Retail Ventures, Inc.+ .........................               177
        78   RHI Entertainment, Inc.+ .......................               633
       235   Rick's Cabaret International, Inc.+ ............               938
       285   Riviera Holdings Corp.+ ........................               855
       352   Ruth's Hospitality Group, Inc.+ ................               486
     3,137   Sally Beauty Holdings, Inc.+ ...................            17,849
    25,756   Scientific Games Corp., Class A+ ...............           451,760
     1,851   Shuffle Master, Inc.+ ..........................             9,181
       703   Shutterfly, Inc.+ ..............................             4,914
       612   Sinclair Broadcast Group, Inc., Class A ........             1,897
        81   Skechers U.S.A., Inc., Class A+ ................             1,038
     1,300   Smith & Wesson Holding Corp.+ ..................             2,951
     1,799   Sonic Corp.+ ...................................            21,894
     2,384   Sotheby's ......................................            21,194
        86   Spartan Motors, Inc. ...........................               407
       522   Stamps.com, Inc.+ ..............................             5,131
       339   Steiner Leisure, Ltd.+ .........................            10,007
       535   Strayer Education, Inc. ........................           114,709
       162   Systemax, Inc. .................................             1,745
     1,629   Tempur-Pedic International, Inc. ...............            11,550
     1,849   Texas Roadhouse, Inc., Class A+ ................            14,330
     1,868   thinkorswim Group, Inc.+ .......................            10,498
       627   Town Sports International Holdings, Inc.+ ......             2,000
       892   Tractor Supply Co.+ ............................            32,237
       612   True Religion Apparel, Inc.+ ...................             7,613

  Shares                                                             Value
----------                                                      ---------------
Consumer Discretionary (continued)
     2,215   Tupperware Brands Corp. ........................   $        50,281
       703   Tween Brands, Inc.+ ............................             3,037
       729   Ulta Salon Cosmetics & Fragrance, Inc.+ ........             6,036
     1,177   Under Armour, Inc., Class A+ ...................            28,060
       472   Universal Electronics, Inc.+ ...................             7,656
       287   Universal Technical Institute, Inc.+ ...........             4,928
     1,046   Vail Resorts, Inc.+ ............................            27,824
       845   Valassis Communications, Inc.+ .................             1,115
        48   Value Line, Inc. ...............................             1,657
     1,167   Visteon Corp.+ .................................               409
    10,454   Volcom, Inc.+ ..................................           113,949
     1,628   Warnaco Group, Inc. (The)+ .....................            31,958
    10,014   Wendy's/Arby's Group, Inc., Class A ............            49,469
     3,258   Wet Seal, Inc. (The), Class A+ .................             9,676
       150   Weyco Group, Inc. ..............................             4,957
     1,042   Winnebago Industries ...........................             6,283
    12,436   WMS Industries, Inc.+ ..........................           334,528
     1,778   Wolverine World Wide, Inc. .....................            37,409
       525   Wonder Auto Technology, Inc.+ ..................             2,058
       760   World Wrestling Entertainment, Inc., Class A ...             8,421
       702   Zumiez, Inc.+ ..................................             5,230
                                                                ---------------
                                                                      4,753,161
                                                                ---------------
Consumer Staples -- 1.2%
       710   AgFeed Industries, Inc.+ .......................             1,143
       100   Alico, Inc. ....................................             4,099
     2,243   Alliance One International, Inc.+ ..............             6,595
       177   American Dairy, Inc.+ ..........................             2,662
     2,195   American Oriental Bioengineering, Inc.+ ........            14,904
        38   Arden Group, Inc., Class A .....................             4,788
       300   Boston Beer Co., Inc., Class A+ ................             8,520
       370   Calavo Growers, Inc. ...........................             4,255
       418   Cal-Maine Foods, Inc. ..........................            11,997
       577   Chattem, Inc.+ .................................            41,273
       282   China Sky One Medical, Inc.+ ...................             4,509
       143   Coca-Cola Bottling Co. Consolidated ............             6,572
     2,906   Darling International, Inc.+ ...................            15,954
       582   Diamond Foods, Inc. ............................            11,727
     1,666   Flowers Foods, Inc. ............................            40,584
       453   Great Atlantic & Pacific Tea Co.+ ..............             2,840
       614   Green Mountain Coffee Roasters, Inc.+ ..........            23,762
       160   Hain Celestial Group, Inc.+ ....................             3,054
       238   HQ Sustainable Maritime Industries, Inc.+ ......             1,864
        26   Inter Parfums, Inc. ............................               199
       720   Lancaster Colony Corp. .........................            24,696
       206   Lance, Inc. ....................................             4,726
       170   Lifeway Foods, Inc.+ ...........................             1,527
        86   Mannatech, Inc. ................................               211
        24   National Beverage Corp.+ .......................               216

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Consumer Staples (continued)
     1,156   Nu Skin Enterprises, Inc., Class A .............   $        12,057
       137   Pantry, Inc. (The)+ ............................             2,939
       521   Pricesmart, Inc. ...............................            10,764
       205   Ralcorp Holdings, Inc.+ ........................            11,972
        85   Ruddick Corp. ..................................             2,350
       117   Sanderson Farms, Inc. ..........................             4,043
        67   Schiff Nutrition International, Inc.+ ..........               400
     1,719   Smart Balance, Inc.+ ...........................            11,689
        94   Spartan Stores, Inc. ...........................             2,185
       480   Star Scientific, Inc.+ .........................             1,838
       372   Synutra International, Inc.+ ...................             4,099
       288   Tootsie Roll Industries, Inc. ..................             7,376
       472   United Natural Foods, Inc.+ ....................             8,411
       246   USANA Health Sciences, Inc.+ ...................             8,423
     1,169   Vector Group, Ltd. .............................            15,922
       275   WD-40 Co. ......................................             7,780
     1,118   Winn-Dixie Stores, Inc.+ .......................            18,000
       660   Zhongpin, Inc.+ ................................             7,920
                                                                ---------------
                                                                        380,845
                                                                ---------------
Energy -- 6.9%
     1,435   Abraxas Petroleum Corp.+ .......................             1,033
       245   American Oil & Gas, Inc.+ ......................               196
       139   APCO Argentina, Inc. ...........................             3,702
       323   Approach Resources, Inc.+ ......................             2,361
     7,793   Arena Resources, Inc.+ .........................           218,905
     1,234   Atlas America, Inc. ............................            18,325
       987   ATP Oil & Gas Corp.+ ...........................             5,774
       277   Aventine Renewable Energy Holdings, Inc.+ ......               180
     1,469   Basic Energy Services, Inc.+ ...................            19,156
       966   Berry Petroleum Co., Class A ...................             7,303
       610   Bill Barrett Corp.+ ............................            12,889
       392   BMB Munai, Inc.+ ...............................               545
       310   Bolt Technology Corp.+ .........................             2,158
     2,137   BPZ Resources, Inc.+ ...........................            13,677
       112   Cal Dive International, Inc.+ ..................               729
     1,625   Cano Petroleum, Inc.+ ..........................               715
       732   CARBO Ceramics, Inc. ...........................            26,008
       976   Carrizo Oil & Gas, Inc.+ .......................            15,714
     1,348   Cheniere Energy, Inc.+ .........................             3,842
       189   Clayton Williams Energy, Inc.+ .................             8,588
       882   Clean Energy Fuels Corp.+ ......................             5,327
     7,257   Comstock Resources, Inc.+ ......................           342,893
    11,363   Concho Resources, Inc.+ ........................           259,304
       469   Contango Oil & Gas Co.+ ........................            26,405
     6,874   Continental Resources, Inc.+ ...................           142,361
     1,436   Crosstex Energy, Inc. ..........................             5,600
       826   CVR Energy, Inc.+ ..............................             3,304
       183   Dawson Geophysical Co.+ ........................             3,259
     2,214   Delta Petroleum Corp.+ .........................            10,539
       658   DHT Maritime, Inc. .............................             3,645
       290   Double Eagle Petroleum Co.+ ....................             2,036
     1,095   Dril-Quip, Inc.+ ...............................            22,458
     3,965   Endeavour International Corp.+ .................             1,982

  Shares                                                             Value
----------                                                      ---------------
Energy (continued)
     1,145   Energy Partners, Ltd.+ .........................   $         1,546
       800   Energy XXI Bermuda, Ltd. .......................               632
       970   ENGlobal Corp.+ ................................             3,153
     4,407   Evergreen Energy, Inc.+ ........................             1,278
    21,654   EXCO Resources, Inc.+ ..........................           196,185
     1,447   FX Energy, Inc.+ ...............................             4,037
     3,295   Gasco Energy, Inc.+ ............................             1,285
     1,745   General Maritime Corp. .........................            18,846
     1,362   GeoGlobal Resources, Inc.+ .....................             2,179
        91   Geokinetics, Inc.+ .............................               225
       289   GeoMet, Inc.+ ..................................               497
       215   Georesources, Inc.+ ............................             1,868
       228   GMX Resources, Inc.+ ...........................             5,773
     1,064   Golar LNG, Ltd. ................................             7,193
       805   Goodrich Petroleum Corp.+ ......................            24,110
     7,853   Gran Tierra Energy, Inc.+ ......................            21,988
       155   GreenHunter Energy, Inc.+(c) ...................               763
       438   Gulf Island Fabrication, Inc. ..................             6,312
       609   Gulfmark Offshore, Inc.+ .......................            14,488
       301   Gulfport Energy Corp.+ .........................             1,189
       535   Houston American Energy Corp. ..................             1,808
     5,062   IHS, Inc., Class A+ ............................           189,420
     4,515   International Coal Group, Inc.+ ................            10,384
     3,194   ION Geophysical Corp.+ .........................            10,955
       973   James River Coal Co.+ ..........................            14,916
       607   Knightsbridge Tankers, Ltd. ....................             8,893
       178   Lufkin Industries, Inc. ........................             6,141
       933   Matrix Service Co.+ ............................             7,156
     2,140   McMoRan Exploration Co.+ .......................            20,972
       350   Mitcham Industries, Inc.+ ......................             1,390
       713   NATCO Group, Inc., Class A+ ....................            10,823
       895   National Coal Corp.+ ...........................             1,137
       435   Natural Gas Services Group, Inc.+ ..............             4,407
       326   Nordic American Tanker Shipping ................            11,002
       755   Northern Oil and Gas, Inc.+ ....................             1,963
       690   Oilsands Quest, Inc.+ ..........................               504
       146   OYO Geospace Corp.+ ............................             2,551
     1,160   Pacific Ethanol, Inc.+ .........................               510
       265   Panhandle Oil and Gas, Inc., Class A ...........             4,770
     1,488   Parallel Petroleum Corp.+ ......................             2,991
       719   Parker Drilling Co.+ ...........................             2,085
     1,486   Penn Virginia Corp. ............................            38,606
       528   Petroleum Development Corp.+ ...................            12,709
       766   Petroquest Energy, Inc.+ .......................             5,178
       332   PHI, Inc.+ .....................................             4,651
       220   Pioneer Drilling Co.+ ..........................             1,225
       254   Precision Drilling Trust .......................             2,131
        35   PrimeEnergy Corp.+ .............................             1,818
       915   Quest Resource Corp.+ ..........................               403
       820   RAM Energy Resources, Inc.+ ....................               722
     5,860   Rentech, Inc.+ .................................             3,985
       600   Rex Energy Corp.+ ..............................             1,764
     1,041   RPC, Inc. ......................................            10,160
     1,506   Ship Finance International, Ltd. ...............            16,641

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Energy (continued)
         3   Smith International, Inc. ......................   $            69
       115   Stone Energy Corp.+ ............................             1,267
     2,065   Sulphco, Inc.+ .................................             1,941
       395   Superior Well Services, Inc.+ ..................             3,950
       444   T-3 Energy Services, Inc.+ .....................             4,191
       487   Teekay Tankers, Ltd., Class A ..................             6,185
       755   Tri-Valley Corp.+ ..............................             1,359
       175   Union Drilling, Inc.+ ..........................               908
     1,432   Uranium Resources, Inc.+ .......................             1,103
     1,220   USEC, Inc.+ ....................................             5,478
       665   Vaalco Energy, Inc.+ ...........................             4,948
       726   Venoco, Inc.+ ..................................             1,967
     2,054   Warren Resources, Inc.+ ........................             4,087
       315   Westmoreland Coal Co.+ .........................             3,497
     4,789   Whiting Petroleum Corp.+ .......................           160,240
     1,387   Willbros Group, Inc.+ ..........................            11,748
                                                                ---------------
                                                                      2,132,169
                                                                ---------------
Financials -- 5.4%
       551   Acadia Realty Trust ............................             7,863
       437   Advance America Cash Advance Centers, Inc. .....               826
     5,772   Affiliated Managers Group, Inc.+ ...............           241,962
        46   Alexander's, Inc. ..............................            11,725
        32   Amtrust Financial Services, Inc. ...............               371
       383   Argo Group International Holdings, Ltd.+ .......            12,992
       425   Asset Acceptance Capital Corp.+ ................             2,172
       321   Associated Estates Realty Corp. ................             2,931
       600   BGC Partners, Inc., Class A ....................             1,656
       150   Broadpoint Securities Group, Inc.+ .............               446
       545   Cardinal Financial Corp. .......................             3,101
       429   Cardtronics, Inc.+ .............................               553
       455   Cash America International, Inc. ...............            12,444
       374   Cohen & Steers, Inc. ...........................             4,110
       131   Consolidated-Tomoka Land Co. ...................             5,003
       906   Cousins Properties, Inc. .......................            12,548
       137   Credit Acceptance Corp.+ .......................             1,830
       280   Danvers Bancorp, Inc. ..........................             3,744
        75   Diamond Hill Investment Group, Inc. ............             4,875
       869   Dollar Financial Corp.+ ........................             8,951
        49   Doral Financial Corp.+ .........................               367
       255   DuPont Fabros Technology, Inc. .................               528
       285   EastGroup Properties, Inc. .....................            10,140
       893   eHealth, Inc.+ .................................            11,859
       100   Employers Holdings, Inc. .......................             1,650
       114   Enstar Group, Ltd.+ ............................             6,742
       200   Enterprise Financial Services Corp. ............             3,048
       334   Epoch Holding Corp. ............................             2,535
       463   Equity Lifestyle Properties, Inc. ..............            17,761
     1,361   Ezcorp, Inc., Class A+ .........................            20,701
       814   FCStone Group, Inc.+ ...........................             3,606
        72   Fifth Street Finance Corp. .....................               544
       665   First Cash Financial Services, Inc.+ ...........            12,675
       133   First Financial Bankshares, Inc. ...............             7,343

  Shares                                                             Value
----------                                                      ---------------
Financials (continued)
     1,220   First Marblehead Corp. (The)+ ..................   $         1,574
        96   First Mercury Financial Corp.+ .................             1,369
        95   Forestar Group, Inc.+ ..........................               904
        85   GAMCO Investors, Inc., Class A .................             2,322
     2,377   GFI Group, Inc. ................................             8,415
     2,757   Greenhill & Co., Inc. ..........................           192,356
       976   Grubb & Ellis Co. ..............................             1,210
        65   Hancock Holding Co. ............................             2,955
       123   Highwoods Properties, Inc. .....................             3,365
       483   Home Properties, Inc. ..........................            19,610
       664   Inland Real Estate Corp. .......................             8,619
     1,447   Interactive Brokers Group, Inc., Class A+ ......            25,887
       155   International Assets Holding Corp.+ ............             1,330
        45   KBW, Inc.+ .....................................             1,035
       413   Knight Capital Group, Inc., Class A+ ...........             6,670
     3,833   Ladenburg Thalmann Financial Services, Inc.+ ...             2,760
       190   Life Partners Holdings, Inc. ...................             8,291
       566   Mid-America Apartment Communities, Inc. ........            21,032
    15,501   MSCI, Inc., Class A+ ...........................           275,298
       263   NewStar Financial, Inc.+ .......................             1,049
       348   Omega Healthcare Investors, Inc. ...............             5,558
     1,512   optionsXpress Holdings, Inc. ...................            20,200
       401   Oritani Financial Corp.+ .......................             6,757
       183   Pinnacle Financial Partners, Inc.+ .............             5,455
       357   Portfolio Recovery Associates, Inc.+ ...........            12,081
       509   Potlatch Corp. .................................            13,239
       411   Primus Guaranty, Ltd.+ .........................               468
       767   PrivateBancorp, Inc. ...........................            24,897
       155   PS Business Parks, Inc. ........................             6,922
       221   Pzena Investment Management, Inc., Class A .....               933
       771   Riskmetrics Group, Inc.+ .......................            11,480
        60   S.Y. Bancorp, Inc. .............................             1,650
       220   Saul Centers, Inc. .............................             8,690
    12,123   Signature Bank+ ................................           347,809
        65   Smithtown Bancorp, Inc. ........................             1,042
        52   Stifel Financial Corp.+ ........................             2,384
       131   Suffolk Bancorp ................................             4,707
       377   Sun Communities, Inc. ..........................             5,278
       222   SVB Financial Group+ ...........................             5,823
     1,127   Tanger Factory Outlet Centers ..................            42,398
       393   Tejon Ranch Co.+ ...............................             9,723
       167   Thomas Properties Group, Inc. ..................               433
       730   Tower Group, Inc. ..............................            20,593
     1,153   TradeStation Group, Inc.+ ......................             7,437
       951   Trustco Bank Corp. .............................             9,044
       389   U.S. Global Investors, Inc., Class A ...........             1,902
        53   Universal Health Realty Income Trust ...........             1,744
       365   ViewPoint Financial Group ......................             5,858
       943   Washington Real Estate
             Investment Trust ...............................            26,687

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Financials (continued)
       471   Westamerica Bancorporation .....................   $        24,091
       165   Westwood Holdings Group, Inc. ..................             4,688
       583   World Acceptance Corp.+ ........................            11,520
                                                                ---------------
                                                                      1,677,144
                                                                ---------------
Health Care -- 25.1%
       778   Abaxis, Inc.+ ..................................            12,471
     1,215   Abiomed, Inc.+ .................................            19,950
     1,087   Acadia Pharmaceuticals, Inc.+ ..................               978
       960   Accelrys, Inc.+ ................................             4,186
     1,296   Accuray, Inc.+ .................................             6,687
     1,324   Acorda Therapeutics, Inc.+ .....................            27,155
       290   Acura Pharmaceuticals, Inc.+ ...................             2,129
     1,580   Adolor Corp.+ ..................................             2,623
       375   Affymax, Inc.+ .................................             3,746
     1,325   Affymetrix, Inc.+ ..............................             3,962
       386   Air Methods Corp.+ .............................             6,172
     2,000   Akorn, Inc.+ ...................................             4,600
       316   Albany Molecular Research, Inc.+ ...............             3,078
     9,563   Alexion Pharmaceuticals, Inc.+ .................           346,085
       853   Alexza Pharmaceuticals, Inc.+ ..................             2,704
     2,215   Align Technology, Inc.+ ........................            19,381
     3,414   Alkermes, Inc.+ ................................            36,359
       842   Alliance Imaging, Inc.+ ........................             6,711
     1,904   Allos Therapeutics, Inc.+ ......................            11,652
     5,214   Allscripts-Misys Healthcare Solutions, Inc. ....            51,723
       228   Almost Family, Inc.+ ...........................            10,255
     1,271   Alnylam Pharmaceuticals, Inc.+ .................            31,432
       845   Alphatec Holdings, Inc.+ .......................             1,986
       603   AMAG Pharmaceuticals, Inc.+ ....................            21,617
       947   Amedisys, Inc.+ ................................            39,149
     2,580   American Medical Systems Holdings, Inc.+ .......            23,194
       176   Amicus Therapeutics, Inc.+ .....................             1,404
     1,112   AMN Healthcare Services, Inc.+ .................             9,408
       478   Analogic Corp. .................................            13,040
       359   Angiodynamics, Inc.+ ...........................             4,915
       435   Ardea Biosciences, Inc.+ .......................             5,207
       700   Arena Pharmaceuticals, Inc.+ ...................             2,919
     2,423   Ariad Pharmaceuticals, Inc.+ ...................             2,060
     1,454   Arqule, Inc.+ ..................................             6,136
     1,685   Array Biopharma, Inc.+ .........................             6,824
       948   Arthrocare Corp.+ ..............................             4,522
     1,027   Assisted Living Concepts, Inc., Class A+ .......             4,262
     5,047   athenahealth, Inc.+ ............................           189,868
        55   Atrion Corp. ...................................             5,341
     1,470   Auxilium Pharmaceuticals, Inc.+ ................            41,807
       387   Biodel, Inc.+ ..................................             1,865
       630   BioForm Medical, Inc.+ .........................               573
       475   BioMimetic Therapeutics, Inc.+ .................             4,379
       677   Bio-Rad Laboratories, Inc., Class A+ ...........            50,985
       407   Bio-Reference Labs, Inc.+ ......................            10,676
       729   BMP Sunstone Corp.+ ............................             4,061

  Shares                                                             Value
----------                                                      ---------------
Health Care (continued)
     1,790   Bruker Corp.+ ..................................   $         7,232
       724   Cadence Pharmaceuticals, Inc.+ .................             5,235
       595   Cambrex Corp.+ .................................             2,749
       176   Capital Senior Living Corp.+ ...................               524
       391   Caraco Pharmaceutical Laboratories, Ltd.+ ......             2,315
     8,068   CardioNet, Inc.+ ...............................           198,876
     5,758   Catalyst Health Solutions, Inc.+ ...............           140,207
     1,059   Celera Corp.+ ..................................            11,787
     2,885   Cell Genesys, Inc.+ ............................               635
       535   Celldex Therapeutics, Inc.+ ....................             4,237
       127   Centene Corp.+ .................................             2,503
     2,028   Cepheid, Inc.+ .................................            21,051
       588   Chemed Corp. ...................................            23,385
       395   Chindex International, Inc.+ ...................             3,140
       403   Clinical Data, Inc.+ ...........................             3,587
     1,680   Columbia Laboratories, Inc.+ ...................             2,134
       276   Computer Programs & Systems, Inc. ..............             7,397
    27,428   Conceptus, Inc.+ ...............................           417,454
        80   Conmed Corp.+ ..................................             1,915
       287   Corvel Corp.+ ..................................             6,308
       534   Cougar Biotechnology, Inc.+ ....................            13,884
       201   Cross Country Healthcare, Inc.+ ................             1,767
     1,000   CryoLife, Inc.+ ................................             9,710
     2,015   Cubist Pharmaceuticals, Inc.+ ..................            48,682
     2,153   CV Therapeutics, Inc.+ .........................            19,829
       850   Cyberonics, Inc.+ ..............................            14,085
       345   Cynosure, Inc., Class A+ .......................             3,150
     1,093   Cypress Bioscience, Inc.+ ......................             7,476
     1,139   Cytokinetics, Inc.+ ............................             3,246
       770   Cytori Therapeutics, Inc.+ .....................             2,780
       439   Datascope Corp. ................................            22,933
     3,302   Dendreon Corp.+ ................................            15,123
     1,824   Depomed, Inc.+ .................................             3,010
       940   DexCom, Inc.+ ..................................             2,594
       655   Dionex Corp.+ ..................................            29,377
     3,352   Discovery Laboratories, Inc.+ ..................             3,754
     2,893   Durect Corp.+ ..................................             9,807
     1,950   Dyax Corp.+ ....................................             7,098
     1,943   Eclipsys Corp.+ ................................            27,571
       155   Emergency Medical Services Corp., Class A+ .....             5,675
       360   Emergent Biosolutions, Inc.+ ...................             9,400
       707   Emeritus Corp.+ ................................             7,091
        18   Ensign Group, Inc. (The) .......................               301
       874   Enzo Biochem, Inc.+ ............................             4,274
     1,605   Enzon Pharmaceuticals, Inc.+ ...................             9,357
     1,525   eResearchTechnology, Inc.+ .....................            10,111
       493   ev3, Inc.+ .....................................             3,007
       269   Exactech, Inc.+ ................................             4,530
     3,731   Exelixis, Inc.+ ................................            18,730
       846   Facet Biotech Corp.+ ...........................             8,113
       327   Five Star Quality Care, Inc.+ ..................               500
       490   Genomic Health, Inc.+ ..........................             9,545
       298   Genoptix, Inc.+ ................................            10,156

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Health Care (continued)
       398   Gentiva Health Services, Inc.+ .................   $        11,645
     1,759   Geron Corp.+ ...................................             8,215
       669   GTx, Inc.+ .....................................            11,266
       919   Haemonetics Corp.+ .............................            51,923
     2,176   Halozyme Therapeutics, Inc.+ ...................            12,186
       610   Hansen Medical, Inc.+ ..........................             4,404
     1,241   Healthways, Inc.+ ..............................            14,247
       893   HMS Holdings Corp.+ ............................            28,147
       562   Human Genome Sciences, Inc.+ ...................             1,191
       200   ICU Medical, Inc.+ .............................             6,628
       898   Idenix Pharmaceuticals, Inc.+ ..................             5,199
       740   Idera Pharmaceuticals, Inc.+ ...................             5,683
       775   I-Flow Corp.+ ..................................             3,720
     7,951   Immucor, Inc.+ .................................           211,338
     1,820   Immunogen, Inc.+ ...............................             7,808
     2,251   Immunomedics, Inc.+ ............................             3,827
     2,690   Incyte Corp., Ltd.+ ............................            10,195
     2,770   Indevus Pharmaceuticals, Inc.+ .................             8,698
     1,515   Inspire Pharmaceuticals, Inc.+ .................             5,454
       660   Insulet Corp.+ .................................             5,095
     7,080   Integra LifeSciences Holdings Corp.+ ...........           251,836
     1,117   InterMune, Inc.+ ...............................            11,818
       215   Invacare Corp. .................................             3,337
     1,165   inVentiv Health, Inc.+ .........................            13,444
       205   IPC The Hospitalist Co., Inc.+ .................             3,450
       660   IRIS International, Inc.+ ......................             9,200
    24,081   Isis Pharmaceuticals, Inc.+ ....................           341,469
     1,692   Javelin Pharmaceuticals, Inc.+ .................             2,115
       142   Jazz Pharmaceuticals, Inc.+ ....................               274
       462   Kendle International, Inc.+ ....................            11,883
       260   Kensey Nash Corp.+ .............................             5,047
     1,175   KV Pharmaceutical Co., Class A+ ................             3,384
       180   Landauer, Inc. .................................            13,194
       845   Lexicon Pharmaceuticals, Inc.+ .................             1,183
       525   LHC Group, Inc.+ ...............................            18,900
       315   Life Sciences Research, Inc.+ ..................             2,961
     3,629   Ligand Pharmaceuticals, Inc., Class B+ .........             9,943
     1,473   Luminex Corp.+ .................................            31,463
       965   MannKind Corp.+ ................................             3,310
       281   MAP Pharmaceuticals, Inc.+ .....................             1,961
       695   Marshall Edwards, Inc.+ ........................               486
     1,174   Martek Biosciences Corp. .......................            35,584
     8,577   Masimo Corp.+ ..................................           255,852
       365   Maxygen, Inc.+ .................................             3,256
     4,538   Medarex, Inc.+ .................................            25,322
       650   MedAssets, Inc.+ ...............................             9,490
       190   Medical Action Industries, Inc.+ ...............             1,900
     1,860   Medicines Co. (The)+ ...........................            27,398
     2,012   Medicis Pharmaceutical Corp., Class A ..........            27,967
       903   Medivation, Inc.+ ..............................            13,157
     1,206   Mentor Corp. ...................................            37,302
     1,435   Meridian Bioscience, Inc. ......................            36,549
       977   Merit Medical Systems, Inc.+ ...................            17,518

  Shares                                                             Value
----------                                                      ---------------
Health Care (continued)
       682   Metabolix, Inc.+ ...............................   $         8,675
       560   Micrus Endovascular Corp.+ .....................             6,502
     1,285   MiddleBrook Pharmaceuticals, Inc.+ .............             1,927
       635   Molecular Insight Pharmaceuticals, Inc.+ .......             2,730
       947   Momenta Pharmaceuticals, Inc.+ .................            10,985
       362   MWI Veterinary Supply, Inc.+ ...................             9,760
     6,009   Myriad Genetics, Inc.+ .........................           398,156
       112   Nabi Biopharmaceuticals+ .......................               375
       463   Nanosphere, Inc.+ ..............................             2,204
       265   National Healthcare Corp. ......................            13,420
        50   National Research Corp. ........................             1,448
       982   Natus Medical, Inc.+ ...........................            12,717
     1,374   Nektar Therapeutics+ ...........................             7,639
       510   Neogen Corp.+ ..................................            12,740
     1,331   Neurocrine Biosciences, Inc.+ ..................             4,259
        68   Nighthawk Radiology Holdings, Inc.+ ............               331
     2,075   Novavax, Inc.+ .................................             3,922
       892   Noven Pharmaceuticals, Inc.+ ...................             9,812
     1,695   NPS Pharmaceuticals, Inc.+ .....................            10,526
     7,156   NuVasive, Inc.+ ................................           247,955
       535   NxStage Medical, Inc.+ .........................             1,428
       634   Obagi Medical Products, Inc.+ ..................             4,730
       252   Odyssey HealthCare, Inc.+ ......................             2,331
     1,106   Omnicell, Inc.+ ................................            13,504
    10,446   Onyx Pharmaceuticals, Inc.+ ....................           356,835
     1,726   Opko Health, Inc.+ .............................             2,796
       920   Optimer Pharmaceuticals, Inc.+ .................            11,141
     1,524   OraSure Technologies, Inc.+ ....................             5,608
       720   Orexigen Therapeutics, Inc.+ ...................             4,018
       203   Orthofix International NV+ .....................             3,112
     2,367   Orthovita, Inc.+ ...............................             8,024
     6,495   OSI Pharmaceuticals, Inc.+ .....................           253,630
       536   Osiris Therapeutics, Inc.+ .....................            10,270
     1,337   Owens & Minor, Inc. ............................            50,338
     1,236   Pain Therapeutics, Inc.+ .......................             7,317
     2,010   Parexel International Corp.+ ...................            19,517
     4,265   PDL BioPharma, Inc. ............................            26,358
     2,996   Perrigo Co. ....................................            96,801
       464   PharmaNet Development Group, Inc.+ .............               422
       605   Pharmasset, Inc.+ ..............................             7,932
     1,526   Phase Forward, Inc.+ ...........................            19,105
       937   Pozen, Inc.+ ...................................             4,722
       937   Progenics Pharmaceuticals, Inc.+ ...............             9,660
       386   Protalix BioTherapeutics, Inc.+ ................               710
       372   Providence Service Corp. (The)+ ................               539
     2,213   PSS World Medical, Inc.+ .......................            41,649
    19,119   Psychiatric Solutions, Inc.+ ...................           532,464
     1,890   Questcor Pharmaceuticals, Inc.+ ................            17,596
       999   Quidel Corp.+ ..................................            13,057
       700   RadNet, Inc.+ ..................................             2,345
     2,216   Regeneron Pharmaceuticals, Inc.+ ...............            40,686
     1,065   Repligen Corp.+ ................................             4,026
     6,098   Resmed, Inc.+ ..................................           228,553
       850   Rexahn Pharmaceuticals, Inc.+ ..................               757

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Health Care (continued)
     1,290   Rigel Pharmaceuticals, Inc.+ ...................   $        10,320
     1,900   RTI Biologics, Inc.+ ...........................             5,244
     1,315   Sangamo Biosciences, Inc.+ .....................             4,576
     1,932   Savient Pharmaceuticals, Inc.+ .................            11,186
     2,155   Seattle Genetics, Inc.+ ........................            19,266
     8,809   Sequenom, Inc.+ ................................           174,770
       571   Sirona Dental Systems, Inc.+ ...................             5,996
       430   Somanetics Corp.+ ..............................             7,099
       597   SonoSite, Inc.+ ................................            11,391
     1,112   Spectranetics Corp.+ ...........................             2,902
       979   Stereotaxis, Inc.+ .............................             4,308
     2,092   STERIS Corp. ...................................            49,978
       327   Sucampo Pharmaceuticals, Inc., Class A+ ........             1,880
     1,526   Sun Healthcare Group, Inc.+ ....................            13,505
     1,401   Sunrise Senior Living, Inc.+ ...................             2,354
       547   SurModics, Inc.+ ...............................            13,823
       376   Symmetry Medical, Inc.+ ........................             2,997
       450   Synovis Life Technologies, Inc.+ ...............             8,433
       598   Synta Pharmaceuticals Corp.+ ...................             3,660
       650   Targacept, Inc.+ ...............................             2,314
     1,836   Theravance, Inc.+ ..............................            22,748
     1,947   Thoratec Corp.+ ................................            63,258
     1,342   TomoTherapy, Inc.+ .............................             3,194
       436   TranS1, Inc.+ ..................................             3,144
       425   U.S. Physical Therapy, Inc.+ ...................             5,665
       805   United Therapeutics Corp.+ .....................            50,353
     1,188   Valeant Pharmaceuticals International+ .........            27,205
       999   Varian, Inc.+ ..................................            33,476
       250   Virtual Radiologic Corp.+ ......................             2,120
       555   Vision-Sciences, Inc.+ .........................               849
       293   Vital Images, Inc.+ ............................             4,076
     2,455   Vivus, Inc.+ ...................................            13,061
       465   Vnus Medical Technologies, Inc.+ ...............             7,542
    12,239   Volcano Corp.+ .................................           183,585
     1,155   West Pharmaceutical Services, Inc. .............            43,624
    19,310   Wright Medical Group, Inc.+ ....................           394,503
       906   XenoPort, Inc.+ ................................            22,722
     4,656   XOMA, Ltd.+ ....................................             2,887
       740   Zoll Medical Corp.+ ............................            13,979
     1,338   Zymogenetics, Inc.+ ............................             4,014
                                                                ---------------
                                                                      7,754,467
                                                                ---------------
Industrials -- 19.3%
       578   3D Systems Corp.+ ..............................             4,589
       479   AAON, Inc. .....................................            10,002
       313   AAR Corp.+ .....................................             5,762
        50   Aceto Corp. ....................................               500
     1,801   Actuant Corp., Class A .........................            34,255
     1,256   Acuity Brands, Inc. ............................            43,847
       766   Administaff, Inc. ..............................            16,607
     1,565   Advanced Battery Technologies, Inc.+ ...........             4,163
       614   Advisory Board Co. (The)+ ......................            13,692
     8,766   Aegean Marine Petroleum
             Network, Inc. ..................................           148,671

  Shares                                                             Value
----------                                                      ---------------
Industrials (continued)
       362   Aerovironment, Inc.+ ...........................   $        13,325
     2,165   Airtran Holdings, Inc.+ ........................             9,613
       700   Akeena Solar, Inc.+ ............................             1,204
     4,213   Allegiant Travel Co.+ ..........................           204,625
       948   Altra Holdings, Inc.+ ..........................             7,499
     1,280   American Commercial Lines, Inc.+ ...............             6,272
       577   American Ecology Corp. .........................            11,673
       265   American Railcar Industries, Inc. ..............             2,790
     1,287   American Reprographics Co.+ ....................             8,880
       325   American Science & Engineering, Inc. ...........            24,037
     1,500   American Superconductor Corp.+ .................            24,465
       295   American Woodmark Corp. ........................             5,378
        70   Ameron International Corp. .....................             4,405
       219   Ampco-Pittsburgh Corp. .........................             4,752
         8   Amrep Corp.+ ...................................               250
       523   Apogee Enterprises, Inc. .......................             5,418
       456   Applied Industrial Technologies, Inc. ..........             8,628
       120   Applied Signal Technology, Inc. ................             2,153
       409   Argon ST, Inc.+ ................................             7,714
       265   Ascent Solar Technologies, Inc.+ ...............               997
       593   Astec Industries, Inc.+ ........................            18,579
     4,038   Axsys Technologies, Inc.+ ......................           221,525
       173   AZZ, Inc.+ .....................................             4,342
       485   Badger Meter, Inc. .............................            14,075
        39   Baker (Michael) Corp.+ .........................             1,439
     5,547   Baldor Electric Co. ............................            99,014
     1,705   Barnes Group, Inc. .............................            24,723
     3,467   Beacon Power Corp.+ ............................             1,837
       745   Beacon Roofing Supply, Inc.+ ...................            10,341
       503   Belden, Inc. ...................................            10,503
        80   Bowne & Co., Inc. ..............................               470
       185   CAI International, Inc.+ .......................               587
     1,932   Calgon Carbon Corp.+ ...........................            29,676
     6,210   Capstone Turbine Corp.+ ........................             5,216
       460   Casella Waste Systems, Inc., Class A+ ..........             1,877
     1,606   CBIZ, Inc.+ ....................................            13,892
        37   CDI Corp. ......................................               479
     1,727   Cenveo, Inc.+ ..................................             7,685
     1,008   Chart Industries, Inc.+ ........................            10,715
       668   China Architectural Engineering, Inc.+ .........             1,643
       835   China BAK Battery, Inc.+ .......................             1,353
       195   China Direct, Inc.+ ............................               283
       500   China Fire & Security Group, Inc.+ .............             3,405
       513   CIRCOR International, Inc. .....................            14,108
     1,115   Clarcor, Inc. ..................................            36,996
       706   Clean Harbors, Inc.+ ...........................            44,789
       206   Coleman Cable, Inc.+ ...........................               933
       775   Colfax Corp.+ ..................................             8,052
        73   Columbus McKinnon Corp.+ .......................               996
       204   Consolidated Graphics, Inc.+ ...................             4,619
       698   CoStar Group, Inc.+ ............................            22,992
       248   CRA International, Inc.+ .......................             6,679
     1,357   Curtiss-Wright Corp. ...........................            45,310

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Industrials (continued)
       965   Deluxe Corp. ...................................   $        14,436
       378   Duff & Phelps Corp., Class A+ ..................             7,227
       260   DXP Enterprises, Inc.+ .........................             3,799
       161   Dynamex, Inc.+ .................................             2,375
       454   Dynamic Materials Corp. ........................             8,767
        60   DynCorp International, Inc., Class A+ ..........               910
     1,665   Eagle Bulk Shipping, Inc. ......................            11,355
       934   EMCOR Group, Inc.+ .............................            20,950
     1,448   Ener1, Inc.+ ...................................            10,353
     1,610   Energy Conversion Devices, Inc.+ ...............            40,588
       359   Energy Recovery, Inc.+ .........................             2,721
     1,171   EnergySolutions, Inc. ..........................             6,616
        35   EnerNOC, Inc.+ .................................               260
       300   EnerSys+ .......................................             3,300
        90   EnPro Industries, Inc.+ ........................             1,939
       927   ESCO Technologies, Inc.+ .......................            37,961
       869   Esterline Technologies Corp.+ ..................            32,927
     5,108   Evergreen Solar, Inc.+ .........................            16,295
       367   Exponent, Inc.+ ................................            11,039
       575   Flanders Corp.+ ................................             2,697
     1,301   Flow International Corp.+ ......................             3,148
     1,423   Force Protection, Inc.+ ........................             8,510
     1,028   Forward Air Corp. ..............................            24,949
       496   Franklin Electric Co., Inc. ....................            13,943
        49   FreightCar America, Inc. .......................               895
     4,158   FTI Consulting, Inc.+ ..........................           185,779
       667   Fuel Tech, Inc.+ ...............................             7,064
     2,415   FuelCell Energy, Inc.+ .........................             9,370
       970   Furmanite Corp.+ ...............................             5,228
       515   Fushi Copperweld, Inc.+ ........................             2,714
       867   Genco Shipping & Trading, Ltd. .................            12,832
     2,059   GenCorp, Inc.+ .................................             7,577
     6,707   General Cable Corp.+ ...........................           118,647
     7,852   Genessee & Wyoming, Inc., Class A+ .............           239,486
     1,822   Geo Group, Inc. (The)+ .........................            32,851
        62   GeoEye, Inc.+ ..................................             1,192
       506   Gorman-Rupp Co. (The) ..........................            15,747
     3,515   GrafTech International, Ltd.+ ..................            29,245
       349   Graham Corp. ...................................             3,776
     2,205   Granite Construction, Inc. .....................            96,866
       736   GT Solar International, Inc.+ ..................             2,127
       275   Harbin Electric, Inc.+ .........................             2,197
     1,342   Hawaiian Holdings, Inc.+ .......................             8,562
     1,534   Healthcare Services Group ......................            24,437
     1,234   Heartland Express, Inc. ........................            19,448
       793   HEICO Corp. ....................................            30,792
       165   Herley Industries, Inc.+ .......................             2,026
     1,092   Herman Miller, Inc. ............................            14,229
     3,431   Hexcel Corp.+ ..................................            25,355
       840   Hill International, Inc.+ ......................             5,914
       140   HNI Corp. ......................................             2,218
     1,073   Horizon Lines, Inc., Class A ...................             3,745
       637   Houston Wire & Cable Co. .......................             5,930

  Shares                                                             Value
----------                                                      ---------------
Industrials (continued)
       853   HUB Group, Inc., Class A+ ......................   $        22,630
       749   Hudson Highland Group, Inc.+ ...................             2,509
     4,214   Huron Consulting Group, Inc.+ ..................           241,336
     6,007   ICF International, Inc.+ .......................           147,592
       138   ICT Group, Inc.+ ...............................               632
       870   II-VI, Inc.+ ...................................            16,608
     1,133   Innerworkings, Inc.+ ...........................             7,421
        60   Insteel Industries, Inc. .......................               677
        58   Integrated Electrical Services, Inc.+ ..........               508
     1,884   Interface, Inc., Class A .......................             8,742
        50   Kaman Corp. ....................................               906
     1,224   Kaydon Corp. ...................................            42,044
       205   Key Technology, Inc.+ ..........................             3,872
       143   Kforce, Inc.+ ..................................             1,098
     2,045   Knight Transportation, Inc. ....................            32,965
     1,548   Knoll, Inc. ....................................            13,963
       119   Korn/Ferry International+ ......................             1,359
        86   K-Tron International, Inc.+ ....................             6,871
       395   LaBarge, Inc.+ .................................             5,668
     7,692   Landstar System, Inc. ..........................           295,604
       155   Layne Christensen Co.+ .........................             3,722
       330   LECG Corp.+ ....................................             2,214
       425   Lindsay Corp. ..................................            13,511
       195   LMI Aerospace, Inc.+ ...........................             2,217
        25   M&F Worldwide Corp.+ ...........................               386
     1,360   MasTec, Inc.+ ..................................            15,749
       567   Mcgrath Rentcorp ...............................            12,111
     1,064   Medis Technologies, Ltd.+ ......................               479
       870   Metalico, Inc.+ ................................             1,348
       540   Met-Pro Corp. ..................................             7,193
     2,345   Microvision, Inc.+ .............................             3,940
       604   Middleby Corp.+ ................................            16,471
       391   Mine Safety Appliances Co. .....................             9,349
     1,024   Mobile Mini, Inc.+ .............................            14,766
       160   Moog, Inc., Class A+ ...........................             5,851
        95   Mueller Industries, Inc. .......................             2,383
    12,330   Mueller Water Products, Inc., Class A ..........           103,572
       336   Multi-Color Corp. ..............................             5,315
     1,726   Navigant Consulting, Inc.+ .....................            27,392
       465   NN, Inc. .......................................             1,065
     1,204   Nordson Corp. ..................................            38,877
     1,510   Odyssey Marine Exploration, Inc.+ ..............             4,862
       689   Old Dominion Freight Line, Inc.+ ...............            19,609
       110   Omega Flex, Inc. ...............................             2,303
     2,091   Orbital Sciences Corp.+ ........................            40,837
       318   Orion Energy Systems, Inc.+ ....................             1,720
       775   Orion Marine Group, Inc.+ ......................             7,487
       479   Pacer International, Inc. ......................             4,996
         5   Patriot Transporation Holding, Inc.+ ...........               350
       730   Perini Corp.+ ..................................            17,067
       197   Pike Electric Corp.+ ...........................             2,423
       470   PMFG, Inc.+ ....................................             4,493
       571   Polypore International, Inc.+ ..................             4,317
       242   Powell Industries, Inc.+ .......................             7,023

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Industrials (continued)
       170   Power-One, Inc.+ ...............................   $           202
       605   PowerSecure International, Inc.+ ...............             1,990
        15   Preformed Line Products Co. ....................               691
       535   PRG-Schultz International, Inc.+ ...............             2,183
       220   Protection One, Inc.+ ..........................             1,052
       860   Quanex Building Products Corp. .................             8,058
     7,725   Quanta Services, Inc.+ .........................           152,955
       571   Raven Industries, Inc. .........................            13,761
       776   RBC Bearings, Inc.+ ............................            15,737
     5,739   Regal-Beloit Corp. .............................           218,025
     1,626   Resources Connection, Inc.+ ....................            26,634
       580   Robbins & Myers, Inc. ..........................             9,379
     1,483   Rollins, Inc. ..................................            26,813
     1,678   RSC Holdings, Inc.+ ............................            14,297
       361   Sauer-Danfoss, Inc. ............................             3,159
       974   Spherion Corp.+ ................................             2,153
       225   Standard Parking Corp.+ ........................             4,351
       160   Standard Register Co. (The) ....................             1,429
     4,491   Stanley, Inc.+ .................................           162,664
       275   Sterling Construction Co., Inc.+ ...............             5,098
       419   Sun Hydraulics Corp. ...........................             7,894
    10,463   SYKES Enterprises, Inc.+ .......................           200,053
       147   TAL International Group, Inc. ..................             2,073
     2,240   Taser International, Inc.+ .....................            11,827
       375   TBS International, Ltd., Class A+ ..............             3,761
     6,128   Team, Inc.+ ....................................           169,746
     7,459   Teledyne Technologies, Inc.+ ...................           332,299
       548   Tennant Co. ....................................             8,439
     2,103   Tetra Tech, Inc.+ ..............................            50,787
       150   Textainer Group Holdings, Ltd. .................             1,590
       105   Thermadyne Holdings Corp.+ .....................               721
     1,224   Titan International, Inc. ......................            10,098
       262   Titan Machinery, Inc.+ .........................             3,684
     1,187   TransDigm Group, Inc.+ .........................            39,848
       150   Trex Co., Inc.+ ................................             2,469
       329   Triumph Group, Inc. ............................            13,969
       153   TrueBlue, Inc.+ ................................             1,464
       843   TurboChef Technologies, Inc.+ ..................             4,139
        34   Twin Disc, Inc. ................................               234
     2,117   UAL Corp. ......................................            23,329
       450   Ultralife Corp.+ ...............................             6,034
        46   Universal Truckload Services, Inc.+ ............               651
     1,472   Valence Technology, Inc.+ ......................             2,679
       696   Vicor Corp. ....................................             4,601
       145   VSE Corp. ......................................             5,688
    10,411   Wabtec Corp. ...................................           413,837
     2,847   Waste Connections, Inc.+ .......................            89,880
       443   Watsco, Inc. ...................................            17,011
     1,015   Watson Wyatt Worldwide, Inc., Class A ..........            48,537
     1,653   Woodward Governor Co. ..........................            38,052
       742   Xerium Technologies, Inc. ......................               490
                                                                ---------------
                                                                      5,953,531
                                                                ---------------

  Shares                                                             Value
----------                                                      ---------------
Information Technology -- 20.7%
       976   3PAR, Inc.+ ....................................   $         7,447
     1,222   ACI Worldwide, Inc.+ ...........................            19,430
       975   Acme Packet, Inc.+ .............................             5,129
        45   Actel Corp.+ ...................................               527
     2,125   Actuate Corp.+ .................................             6,290
     1,124   Adtran, Inc. ...................................            16,725
     1,589   Advanced Analogic Technologies, Inc.+ ..........             4,799
       245   Advanced Energy Industries, Inc.+ ..............             2,438
       591   Advent Software, Inc.+ .........................            11,802
       776   Airvana, Inc.+ .................................             4,749
       530   American Software, Inc., Class A ...............             2,491
       436   Amkor Technology, Inc.+ ........................               951
     2,174   Anadigics, Inc.+ ...............................             3,218
        89   Anixter International, Inc.+ ...................             2,681
       742   Applied Micro Circuits Corp.+ ..................             2,916
       247   ArcSight, Inc.+ ................................             1,978
     2,599   Ariba, Inc.+ ...................................            18,739
     4,580   Art Technology Group, Inc.+ ....................             8,839
     1,829   Aruba Networks, Inc.+ ..........................             4,664
     1,240   AsiaInfo Holdings, Inc.+ .......................            14,682
       206   Asyst Technologies, Inc.+ ......................                52
     2,121   Atheros Communications, Inc.+ ..................            30,352
     7,901   ATMI, Inc.+ ....................................           121,912
       900   AuthenTec, Inc.+ ...............................             1,503
       433   Avanex Corp.+ ..................................               455
       455   Bankrate, Inc.+ ................................            17,290
        30   Bel Fuse, Inc., Class B ........................               636
       422   Benchmark Electronics, Inc.+ ...................             5,389
       205   Bidz.com, Inc.+ ................................               943
     1,174   BigBand Networks, Inc.+ ........................             6,480
     1,474   Blackbaud, Inc. ................................            19,899
     1,105   Blackboard, Inc.+ ..............................            28,984
     1,170   Blue Coat Systems, Inc.+ .......................             9,828
       837   Cabot Microelectronics Corp.+ ..................            21,821
       222   CACI International, Inc., Class A+ .............            10,010
     1,080   Callidus Software, Inc.+ .......................             3,229
       238   Cass Information Systems, Inc. .................             7,250
     1,068   Cavium Networks, Inc.+ .........................            11,225
       535   Ceva, Inc.+ ....................................             3,745
       820   China Information Security Technology, Inc.+ ...             2,952
     1,015   China Security & Surveillance Technology, Inc.+              4,496
     1,078   Chordiant Software, Inc.+ ......................             2,867
     1,565   Cirrus Logic, Inc.+ ............................             4,194
       855   Cogent, Inc.+ ..................................            11,602
     1,488   Cognex Corp. ...................................            22,022
       923   Cogo Group, Inc.+ ..............................             4,486
        59   Cohu, Inc. .....................................               717
     1,528   Commvault Systems, Inc.+ .......................            20,490
       506   Compellent Technologies, Inc.+ .................             4,923
       632   comScore, Inc.+ ................................             8,058
       865   Comtech Telecommunications Corp.+ ..............            39,634

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Information Technology (continued)
       741   Comverge, Inc.+ ................................   $         3,631
     7,511   Concur Technologies, Inc.+ .....................           246,511
     9,897   Constant Contact, Inc.+ ........................           131,135
        27   CPI International, Inc.+ .......................               234
       280   Cray, Inc.+ ....................................               582
       680   CSG Systems International, Inc.+ ...............            11,880
     2,465   Cybersource Corp.+ .............................            29,555
       269   Cymer, Inc.+ ...................................             5,894
     1,159   Daktronics, Inc. ...............................            10,848
     1,173   Data Domain, Inc.+ .............................            22,053
     1,114   DealerTrack Holdings, Inc.+ ....................            13,245
       414   Deltek, Inc.+ ..................................             1,921
       705   DemandTec, Inc.+ ...............................             5,689
       490   DG FastChannel, Inc.+ ..........................             6,115
       565   Dice Holdings, Inc.+ ...........................             2,305
       165   Digi International, Inc.+ ......................             1,338
       223   Digimarc Corp.+ ................................             2,234
     1,327   Digital River, Inc.+ ...........................            32,910
     1,039   Diodes, Inc.+ ..................................             6,296
       966   DivX, Inc.+ ....................................             5,052
       621   Double-Take Software, Inc.+ ....................             5,570
    19,564   DTS, Inc.+ .....................................           358,999
     3,921   Earthlink, Inc.+ ...............................            26,506
       228   Ebix, Inc.+ ....................................             5,449
     1,063   Echelon Corp.+ .................................             8,663
     2,060   Elixir Gaming Technologies, Inc.+ ..............               268
     2,585   Emcore Corp.+ ..................................             3,361
       245   Entegris, Inc.+ ................................               537
       905   Entropic Communications, Inc.+ .................               453
     2,100   Entrust, Inc.+ .................................             3,318
       840   EPIQ Systems, Inc.+ ............................            14,036
     3,546   Equinix, Inc.+ .................................           188,612
       123   Exar Corp.+ ....................................               820
       509   ExlService Holdings, Inc.+ .....................             4,362
     5,232   F5 Networks, Inc.+ .............................           119,604
     1,369   FalconStor Software, Inc.+ .....................             3,806
       587   FARO Technologies, Inc.+ .......................             9,897
    14,101   Finisar Corp.+ .................................             5,358
     1,051   Formfactor, Inc.+ ..............................            15,345
       548   Forrester Research, Inc.+ ......................            15,459
    15,240   Gartner, Inc.+ .................................           271,729
       850   Global Cash Access Holdings, Inc.+ .............             1,887
       480   Globecomm Systems, Inc.+ .......................             2,635
     9,329   GSI Commerce, Inc.+ ............................            98,141
       334   Guidance Software, Inc.+ .......................             1,363
     1,430   Hackett Group, Inc. (The)+ .....................             4,176
     1,513   Harmonic, Inc.+ ................................             8,488
       867   Heartland Payment Systems, Inc..................            15,173
       696   Hittite Microwave Corp.+ .......................            20,504
       430   HSW International, Inc.+ .......................               163
       259   Hughes Communications, Inc.+ ...................             4,128
     1,355   Hypercom Corp.+ ................................             1,463
       269   ICx Technologies, Inc.+ ........................             2,128
       787   iGate Corp.+ ...................................             5,123
       520   Immersion Corp.+ ...............................             3,063

  Shares                                                             Value
----------                                                      ---------------
Information Technology (continued)
     3,307   Infinera Corp.+ ................................   $        29,631
     3,163   Informatica Corp.+ .............................            43,428
       712   Infospace, Inc..................................             5,376
       602   Integral Systems, Inc.+ ........................             7,254
       498   Interactive Intelligence, Inc.+ ................             3,192
     1,621   InterDigital, Inc.+ ............................            44,578
     2,200   Intermec, Inc.+ ................................            29,216
       906   Internap Network Services Corp.+ ...............             2,265
       348   Internet Brands, Inc., Class A+ ................             2,025
       855   Internet Capital Group, Inc.+ ..................             4,660
     1,362   Interwoven, Inc.+ ..............................            17,161
    11,890   IPG Photonics Corp.+ ...........................           156,710
       834   Isilon Systems, Inc.+ ..........................             2,744
       913   Ixia+ ..........................................             5,277
       644   IXYS Corp ......................................             5,319
     1,583   j2 Global Communications, Inc.+ ................            31,723
     2,472   Jack Henry & Associates, Inc....................            47,982
        66   JDA Software Group, Inc.+ ......................               867
       631   Kenexa Corp.+ ..................................             5,035
        95   Keynote Systems, Inc.+ .........................               732
     1,015   Knot, Inc. (The)+ ..............................             8,445
       260   Kopin Corp.+ ...................................               530
     2,176   Kulicke & Soffa Industries, Inc.+ ..............             3,699
       302   L-1 Identity Solutions, Inc.+ ..................             2,036
     7,365   Lam Research Corp.+ ............................           156,727
     2,000   Lattice Semiconductor Corp.+ ...................             3,020
     4,219   Lawson Software, Inc.+ .........................            19,998
       577   Limelight Networks, Inc.+ ......................             1,414
       526   Liquidity Services, Inc.+ ......................             4,382
       338   Littelfuse, Inc.+ ..............................             5,611
     1,049   LoopNet, Inc.+ .................................             7,154
       224   LTX-Credence Corp.+ ............................                60
       226   Macrovision Solutions Corp.+ ...................             2,859
     1,533   Magma Design Automation, Inc.+ .................             1,564
       870   Manhattan Associates, Inc.+ ....................            13,755
       733   Mantech International Corp., Class A+ ..........            39,721
       852   Marchex, Inc., Class B .........................             4,967
        90   MAXIMUS, Inc. ..................................             3,160
       655   Maxwell Technologies, Inc.+ ....................             3,321
       212   Mentor Graphics Corp.+ .........................             1,096
       905   MercadoLibre, Inc.+ ............................            14,851
     1,751   Micrel, Inc. ...................................            12,800
     2,910   Micros Systems, Inc.+ ..........................            47,491
     2,810   Microsemi Corp.+ ...............................            35,518
       321   MicroStrategy, Inc., Class A+ ..................            11,919
     1,874   Microtune, Inc.+ ...............................             3,823
       313   Midway Games, Inc.+ ............................                59
       195   MIPS Technologies, Inc., Class A+ ..............               216
       109   MKS Instruments, Inc.+ .........................             1,612
       920   Monolithic Power Systems, Inc.+ ................            11,601
       379   Monotype Imaging Holdings, Inc.+ ...............             2,198
     4,537   Move, Inc.+ ....................................             7,259
       213   MTS Systems Corp ...............................             5,674
       275   Multi-Fineline Electronix, Inc.+ ...............             3,215

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Information Technology (continued)
       235   NCI, Inc., Class A+ ............................   $         7,081
       127   Ness Technologies, Inc.+ .......................               544
     1,782   Net 1 UEPS Technologies, Inc.+ .................            24,413
    19,076   Netezza Corp.+ .................................           126,665
       207   Netgear, Inc.+ .................................             2,362
       608   Netlogic Microsystems, Inc.+ ...................            13,382
       895   Netscout Systems, Inc.+ ........................             7,715
       253   NetSuite, Inc.+ ................................             2,135
    18,906   Neutral Tandem, Inc.+ ..........................           306,655
     5,501   Nextwave Wireless, Inc.+ .......................               495
     1,383   NIC, Inc. ......................................             6,362
       502   Novatel Wireless, Inc.+ ........................             2,329
       165   NVE Corp.+ .....................................             4,311
     2,229   Omniture, Inc.+ ................................            23,717
       155   Omnivision Technologies, Inc.+ .................               814
     1,033   Online Resources Corp.+ ........................             4,896
       304   OpenTV Corp., Class A+ .........................               374
       269   Oplink Communications, Inc.+ ...................             2,313
       425   Opnet Technologies, Inc.+ ......................             4,191
       376   Opnext, Inc.+ ..................................               658
       991   Orbcomm, Inc.+ .................................             2,141
       449   OSI Systems, Inc.+ .............................             6,219
     3,265   Palm, Inc.+ ....................................            10,024
     3,905   Parametric Technology Corp.+ ...................            49,398
       595   Park Electrochemical Corp. .....................            11,281
       825   Parkervision, Inc.+ ............................             2,038
       415   PC-Tel, Inc. ...................................             2,727
       517   Pegasystems, Inc. ..............................             6,390
       794   Pericom Semiconductor Corp.+ ...................             4,351
       985   Phoenix Technologies, Ltd.+ ....................             3,448
     1,296   Plexus Corp.+ ..................................            21,967
       909   PLX Technology, Inc.+ ..........................             1,563
    36,034   PMC - Sierra, Inc.+ ............................           175,125
     2,903   Polycom, Inc.+ .................................            39,220
     9,716   Power Integrations, Inc. .......................           193,154
       990   Presstek, Inc.+ ................................             3,178
     1,350   Progress Software Corp.+                                    26,001
       458   PROS Holdings, Inc.+ ...........................             2,634
       493   QAD, Inc. ......................................             2,066
       624   Quality Systems, Inc. ..........................            27,219
     4,045   Quantum Corp.+ .................................             1,456
       118   Rackable Systems, Inc.+ ........................               465
       459   Rackspace Hosting, Inc.+ .......................             2,469
       992   Radiant Systems, Inc.+ .........................             3,343
     1,255   RealNetworks, Inc.+ ............................             4,430
       344   Renaissance Learning, Inc. .....................             3,093
       997   RightNow Technologies, Inc.+ ...................             7,707
        18   Rimage Corp.+ ..................................               241
     1,991   Riverbed Technology, Inc.+ .....................            22,678
     1,059   Rofin-Sinar Technologies, Inc.+ ................            21,794
       476   Rubicon Technology, Inc.+ ......................             2,028
       114   Rudolph Technologies, Inc.+ ....................               402
     1,285   S1 Corp.+ ......................................            10,139
       335   Safeguard Scientifics, Inc.+ ...................               231
     5,840   Sanmina-SCI Corp.+ .............................             2,745

  Shares                                                             Value
----------                                                      ---------------
Information Technology (continued)
    44,194   Sapient Corp.+ .................................   $       196,221
     1,349   SAVVIS, Inc.+ ..................................             9,295
       708   Scansource, Inc.+ ..............................            13,643
       674   Semitool, Inc.+ ................................             2,056
     2,071   Semtech Corp.+ .................................            23,340
     1,317   ShoreTel, Inc.+ ................................             5,913
       792   Sigma Designs, Inc.+ ...........................             7,524
     2,583   Silicon Image, Inc.+ ...........................            10,849
     5,000   Silicon Laboratories, Inc.+ ....................           123,900
     3,922   Skyworks Solutions, Inc.+ ......................            21,728
       909   Smith Micro Software, Inc.+ ....................             5,054
     9,245   Solera Holdings, Inc.+ .........................           222,805
       481   Sonic Solutions, Inc.+ .........................               847
       189   SonicWALL, Inc.+ ...............................               752
     7,260   Sonus Networks, Inc.+ ..........................            11,471
       576   Sourcefire, Inc.+ ..............................             3,226
     2,043   Spansion, Inc., Class A+ .......................               387
       634   SPSS, Inc.+ ....................................            17,093
       807   SRA International, Inc., Class A+ ..............            13,921
       442   Standard Microsystems Corp.+ ...................             7,222
    12,352   Starent Networks Corp.+ ........................           147,359
     1,104   STEC, Inc.+ ....................................             4,703
       739   Stratasys, Inc.+ ...............................             7,944
       872   SuccessFactors, Inc.+ ..........................             5,005
       715   Super Micro Computer, Inc.+ ....................             4,526
       392   Supertex, Inc.+ ................................             9,412
     1,135   SupportSoft, Inc.+ .............................             2,531
       734   Switch & Data Facilities Co., Inc.+ ............             5,424
    13,449   Sybase, Inc.+ ..................................           333,132
       741   Sycamore Networks, Inc.+ .......................             1,993
       638   Symyx Technologies+ ............................             3,790
     1,205   Synaptics, Inc.+ ...............................            19,955
       789   Synchronoss Technologies, Inc.+ ................             8,411
       464   Syntel, Inc. ...................................            10,728
     2,727   Take-Two Interactive Software, Inc. ............            20,616
       917   Taleo Corp., Class A+ ..........................             7,180
        96   Technitrol, Inc. ...............................               334
       500   TechTarget, Inc.+ ..............................             2,160
       549   Techwell, Inc.+ ................................             3,569
       265   Tekelec+ .......................................             3,535
     1,185   TeleCommunication Systems, Inc., Class A+ ......            10,179
     1,383   TeleTech Holdings, Inc.+ .......................            11,548
     1,850   Terremark Worldwide, Inc.+ .....................             7,197
     1,722   Tessera Technologies, Inc.+ ....................            20,457
       392   TheStreet.com, Inc. ............................             1,137
     1,627   THQ, Inc.+ .....................................             6,817
     3,640   TiVo, Inc.+ ....................................            26,062
       775   TNS, Inc.+ .....................................             7,277
       395   Transmeta Corp.+ ...............................             7,189
       792   Trident Microsystems, Inc.+ ....................             1,497
       189   TTM Technologies, Inc.+ ........................               985
     1,346   Tyler Technologies, Inc.+ ......................            16,125
       877   Ultimate Software Group, Inc.+ .................            12,804
       841   Ultratech, Inc.+ ...............................            10,058

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Information Technology (continued)
       500   Unica Corp.+ ...................................   $         2,740
     1,038   Universal Display Corp.+ .......................             9,809
       200   Utstarcom, Inc.+ ...............................               370
     3,065   Valueclick, Inc.+ ..............................            20,965
       964   VASCO Data Security International, Inc.+ .......             9,958
       964   Veeco Instruments, Inc.+ .......................             6,112
     1,266   VeriFone Holdings, Inc.+ .......................             6,203
       188   Viasat, Inc.+ ..................................             4,527
       470   Vignette Corp.+ ................................             4,423
       227   Virtusa Corp.+ .................................             1,280
     9,294   VistaPrint, Ltd.+ ..............................           172,961
    11,013   Vocus, Inc.+ ...................................           200,547
       909   Volterra Semiconductor Corp.+ ..................             6,499
       225   Web.com Group, Inc.+ ...........................               824
     1,454   Websense, Inc.+ ................................            21,766
     2,556   Wind River Systems, Inc.+ ......................            23,081
     1,294   Wright Express Corp.+ ..........................            16,304
                                                                ---------------
                                                                      6,386,916
                                                                ---------------
Materials -- 1.1%
       193   AEP Industries, Inc.+ ..........................             3,393
     1,425   Allied Nevada Gold Corp.+ ......................             7,210
       307   AMCOL International Corp. ......................             6,432
       637   American Vanguard Corp. ........................             7,453
       424   Apex Silver Mines, Ltd.+ .......................               415
       305   Arch Chemicals, Inc. ...........................             7,951
       656   Balchem Corp. ..................................            16,341
       200   Bway Holding Co.+ ..............................             1,592
       145   Clearwater Paper Corp.+ ........................             1,216
       604   Compass Minerals International, Inc. ...........            35,431
       373   Deltic Timber Corp. ............................            17,065
     1,362   Ferro Corp. ....................................             9,602
       812   Flotek Industries, Inc.+ .......................             2,046
     1,784   General Moly, Inc.+ ............................             2,105
       385   General Steel Holdings, Inc.+ ..................             1,517
       250   GenTek, Inc.+ ..................................             3,763
     5,123   Graphic Packaging Holding Co.+ .................             5,840
       104   Haynes International, Inc.+ ....................             2,560
       220   Headwaters, Inc.+ ..............................             1,485
       375   ICO, Inc.+ .....................................             1,185
       197   Innophos Holdings, Inc. ........................             3,903
       515   Innospec, Inc. .................................             3,033
        49   Koppers Holdings, Inc. .........................             1,059
       833   Landec Corp.+ ..................................             5,481
       412   LSB Industries, Inc.+ ..........................             3,428
       310   Minerals Technologies, Inc. ....................            12,679
       578   Myers Industries, Inc. .........................             4,624
       479   NewMarket Corp. ................................            16,722
       145   NL Industries, Inc. ............................             1,943
       245   Olympic Steel, Inc. ............................             4,991
       325   Quaker Chemical Corp. ..........................             5,346
       519   Rock-Tenn Co., Class A .........................            17,739
     1,082   ShengdaTech, Inc.+ .............................             3,809
       449   Silgan Holdings, Inc. ..........................            21,467

  Shares                                                             Value
----------                                                      ---------------
Materials (continued)
     2,585   Solutia, Inc.+ .................................   $        11,633
        95   Stepan Co ......................................             4,464
       389   Stillwater Mining Co.+ .........................             1,922
       145   Sutor Technology Group, Ltd.+ ..................               335
       835   Texas Industries, Inc. .........................            28,808
        35   United States Lime & Minerals, Inc.+ ...........               838
        24   Universal Stainless & Alloy+ ...................               348
       415   Worthington Industries, Inc. ...................             4,573
     1,978   WR Grace & Co.+ ................................            11,809
       750   Zep, Inc. ......................................            14,482
       970   Zoltek Cos., Inc.+ .............................             8,720
                                                                ---------------
                                                                        328,758
                                                                ---------------
Telecommunication Services -- 1.5%
       795   Alaska Communications Systems Group, Inc. ......             7,457
       859   Cbeyond, Inc.+ .................................            13,727
     2,060   Centennial Communications Corp.+ ...............            16,604
     1,711   Cogent Communications Group, Inc.+ .............            11,173
       305   Consolidated Communications Holdings, Inc. .....             3,623
       304   Global Crossing, Ltd.+ .........................             2,414
       172   Hungarian Telephone & Cable Corp.+ .............             1,479
     1,127   ICO Global Communications Holdings, Ltd.+ ......             1,251
       140   Iowa Telecommunications Services, Inc. .........             1,999
       199   iPCS, Inc.+ ....................................             1,365
     1,065   NTELOS Holdings Corp. ..........................            26,263
     3,263   PAETEC Holding Corp.+ ..........................             4,699
     1,887   Premiere Global Services, Inc.+ ................            16,247
    16,482   SBA Communications Corp., Class A+ .............           268,986
       758   Shenandoah Telecommunications Co ...............            21,262
       871   Syniverse Holdings, Inc.+ ......................            10,400
       625   TerreStar Corp.+ ...............................               250
     4,615   tw telecom, Inc., Class A+ .....................            39,089
     1,320   Virgin Mobile USA, Inc., Class A+ ..............             1,109
     1,399   Vonage Holdings Corp.+ .........................               923
                                                                ---------------
                                                                        450,320
                                                                ---------------
Utilities -- 0.9%
       431   Cadiz, Inc.+ ...................................             5,392
       520   Consolidated Water Co., Inc. ...................             6,500
     5,696   ITC Holdings Corp. .............................           248,801
       638   Ormat Technologies, Inc. .......................            20,333
        26   SJW Corp. ......................................               778
       535   Synthesis Energy Systems, Inc.+ ................               364
     2,130   U.S. Geothermal, Inc.+ .........................             1,768
                                                                ---------------
                                                                        283,936
                                                                ---------------
Total Common Stock (Cost $38,217,140)                                30,101,247
                                                                ---------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
EXCHANGE TRADED FUND -- 0.9%
     5,258   iShares Russell 2000 Growth
             Index Fund (Cost $255,326) .....................   $       267,422
                                                                ---------------
WARRANTS -- 0.0%
        15   GRH, Expires 09/11+ ............................                --
       125   Pegasus Wireless Corp.,
             Expires 12/08+ .................................                 1
                                                                ---------------
Total Warrants (Cost $--)                                                     1
                                                                ---------------
CASH EQUIVALENT -- 2.1%
   648,269   PNC Institutional Money
             Market Trust, 0.050%(a)(b)
             (Cost $648,269) ................................           648,269
                                                                ---------------
Money Market Fund -- 0.2%
    62,739   TCW Money Market Fund,
             1.380%(a) (Cost $62,739) .......................            62,739
                                                                ---------------
Total Investments -- 100.7%
(Cost $39,183,474)                                                   31,079,678
Other Assets & Liabilities, Net -- (0.7)%                              (226,527)
                                                                ---------------
NET ASSETS -- 100.0%                                            $    30,853,151
                                                                ===============

----------
      ADR - American Depositary Receipt

  +   Non-income producing security.

(a)   The rate shown is the 7-day effective yield as of December 31, 2008.

(b) A partial position of this investment was purchased with proceeds from collateral received from securities on loan. At December 31, 2008, $9 of this investment represents the collateral received for securities on loan.

(c)   All or a portion of this security is on loan.

Amounts designated as "--" are $0 or rounded to $0.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
COMMON STOCK -- 95.0%

Australia -- 2.8%
       840   AGL Energy, Ltd ................................   $         9,128
    13,400   Alumina, Ltd ...................................            13,760
     3,220   AMP, Ltd .......................................            12,513
     1,749   Aristocrat Leisure, Ltd ........................             4,851
     2,280   Asciano Group ..................................             2,474
     4,176   Australia & New Zealand Banking Group, Ltd .....            45,951
     6,301   BHP Billiton, Ltd ..............................           136,432
     2,640   BlueScope Steel, Ltd ...........................             6,611
     2,590   Brambles, Ltd ..................................            13,715
     2,663   Commonwealth Bank of Australia .................            55,846
     1,000   CSL, Ltd. ......................................            24,035
     3,120   Fortescue Metals Group, Ltd. + .................             4,336
     4,120   Foster's Group, Ltd ............................            16,150
    16,573   Goodman Group ..................................             8,698
    10,000   GPT Group ......................................             6,646
     6,870   Insurance Australia Group, Ltd .................            19,083
       308   Leighton Holdings, Ltd .........................             6,100
       528   Macquarie Group, Ltd ...........................            10,922
     5,570   Macquarie Infrastructure Group .................             6,805
     3,409   National Australia Bank, Ltd ...................            51,081
     1,329   Newcrest Mining, Ltd ...........................            32,242
     1,215   Orica, Ltd .....................................            12,152
     2,260   Origin Energy, Ltd .............................            25,979
     1,610   QBE Insurance Group, Ltd .......................            29,658
       620   Rio Tinto, Ltd .................................            16,934
     3,490   Stockland ......................................            10,119
     1,600   Suncorp-Metway, Ltd ............................             9,612
     2,150   TABCORP Holdings, Ltd ..........................            10,721
     8,000   Telstra Corp., Ltd .............................            21,828
     1,550   Toll Holdings, Ltd .............................             6,826
     2,602   Transurban Group ...............................            10,032
     2,326   Wesfarmers, Ltd ................................            29,923
       754   Wesfarmers, Ltd. PPS ...........................             9,695
     3,555   Westfield Group ................................            32,895
     9,764   Westpac Banking Corp. ..........................           119,358
       970   Woodside Petroleum, Ltd ........................            25,584
     2,227   Woolworths, Ltd ................................            42,323
       383   WorleyParsons, Ltd .............................             3,894
                                                                ---------------
                                                                        904,912
                                                                ---------------
Austria -- 1.1%
     3,336   Atrium European Real Estate, Ltd. + ............            12,297
       570   Erste Group Bank AG ............................            13,333
     3,100   Oesterreichische Post AG .......................           106,530
     4,360   OMV AG .........................................           116,389
       790   Telekom Austria AG .............................            11,548
     3,300   Vienna Insurance Group .........................           115,183
                                                                ---------------
                                                                        375,280
                                                                ---------------
Belgium -- 0.8%
     1,014   Anheuser-Busch InBev NV ........................            23,658
       280   Belgacom SA ....................................            10,754
       197   Delhaize Group .................................            12,234

  Shares                                                             Value
----------                                                      ---------------
Belgium (continued)
     3,169   Dexia SA .......................................   $        14,434
    14,865   Fortis .........................................            19,693
       341   Groupe Bruxelles Lambert SA ....................            27,444
       400   KBC Groep NV ...................................            12,077
       100   Solvay SA ......................................             7,460
     3,800   UCB SA .........................................           124,524
                                                                ---------------
                                                                        252,278
                                                                ---------------
Bermuda -- 0.0%
       736   Seadrill, Ltd ..................................             6,050
                                                                ---------------
Canada -- 3.3%
     3,500   Bank of Nova Scotia ............................            95,836
    11,600   CGI Group, Inc., Class A + .....................            91,541
     6,400   Nexen, Inc. ....................................           112,848
     5,300   Petro-Canada ...................................           116,413
     2,050   Potash Corp. of Saskatchewan ...................           150,890
     6,000   Rogers Communications, Inc., Class B ...........           180,469
     3,900   Royal Bank of Canada ...........................           115,734
     5,400   Shoppers Drug Mart Corp. .......................           213,292
                                                                ---------------
                                                                      1,077,023
                                                                ---------------
China -- 0.4%
    93,577   Bank of Communications Co., Ltd., Class H ......            68,016
   137,500   China Construction Bank Corp., Class H .........            76,502
     7,327   Foxconn International Holdings, Ltd. + .........             2,458
                                                                ---------------
                                                                        146,976
                                                                ---------------
Denmark -- 0.7%
         3   A P Moller - Maersk A/S, Class B ...............            16,226
     1,669   Danske Bank A/S ................................            16,898
       700   DSV A/S ........................................             7,656
     5,800   H Lundbeck A/S .................................           121,917
       250   Jyske Bank A/S + ...............................             5,865
       800   Novo-Nordisk A/S, Class B ......................            41,476
       125   Novozymes A/S, Class B .........................            10,076
       350   Vestas Wind Systems A/S + ......................            20,701
                                                                ---------------
                                                                        240,815
                                                                ---------------
Finland -- 1.0%
     1,070   Fortum Oyj .....................................            23,365
    15,415   Nokia Oyj ......................................           243,019
     1,060   Sampo Oyj, Class A .............................            20,156
     1,450   Stora Enso Oyj, Class R ........................            11,540
     1,310   UPM-Kymmene Oyj ................................            16,870
                                                                ---------------
                                                                        314,950
                                                                ---------------
France -- 10.4%
       370   Accor SA .......................................            18,311
       517   Air Liquide SA .................................            47,566
     4,580   Alcatel-Lucent .................................             9,960
       440   Alstom SA ......................................            26,343
     2,840   AXA SA .........................................            64,041

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
France (continued)
     5,016   BNP Paribas ....................................   $       217,517
     5,750   Bouygues .......................................           245,066
       290   Cap Gemini SA ..................................            11,265
     1,369   Carrefour SA ...................................            53,163
     5,150   Christian Dior SA ..............................           292,527
       560   Cie de Saint-Gobain ............................            26,583
       295   Cie Generale de Geophysique- Veritas + .........             4,436
       440   Cie Generale d'Optique Essilor
             International SA ...............................            20,765
       180   CNP Assurances .................................            13,139
       527   Compagnie Generale des Etablissements
             Michelin, Class B ..............................            27,972
     1,610   Credit Agricole SA .............................            18,167
       362   Electricite de France ..........................            21,152
    13,070   France Telecom SA ..............................           365,985
     8,003   GDF Suez .......................................           399,087
       950   Groupe Danone ..................................            57,665
       350   Lafarge SA .....................................            21,506
       330   Lagardere SCA ..................................            13,469
       490   L'Oreal SA .....................................            42,961
       509   LVMH Moet Hennessy Louis Vuitton SA ............            34,270
        40   Neopost SA .....................................             3,646
       280   Pernod-Ricard SA ...............................            20,897
       735   Peugeot SA .....................................            12,625
       200   PPR ............................................            13,156
       520   Publicis Groupe ................................            13,482
       766   Renault SA .....................................            20,082
     5,334   Sanofi-Aventis SA ..............................           342,761
     2,415   Schneider Electric SA ..........................           180,640
       820   Societe Generale ...............................            41,794
       230   Sodexo .........................................            12,842
       450   Suez Environnement SA + ........................             7,635
       310   Technip SA .....................................             9,563
     3,991   Total SA .......................................           220,439
       104   Unibail-Rodamco^ ...............................            15,617
       133   Unibail-Rodamco^ ...............................            19,961
       135   Vallourec ......................................            15,421
     3,767   Veolia Environnement ...........................           119,373
       995   Vinci SA .......................................            42,183
     7,931   Vivendi ........................................           259,702
                                                                ---------------
                                                                      3,424,735
                                                                ---------------
Germany -- 6.7%
     4,400   Adidas AG ......................................           168,504
       797   Allianz SE .....................................            85,195
     6,800   Altana AG ......................................           124,971
     1,956   BASF SE ........................................            76,350
     4,114   Bayer AG .......................................           240,827
     1,250   Commerzbank AG .................................            11,932
       430   Continental AG + ...............................            43,175
     1,677   Daimler AG .....................................            64,193
     1,037   Deutsche Bank AG ...............................            41,200
       350   Deutsche Boerse AG .............................            25,440

  Shares                                                             Value
----------                                                      ---------------
Germany (continued)
     1,941   Deutsche Post AG ...............................   $        32,982
     5,210   Deutsche Telekom AG ............................            79,137
     3,438   E.ON AG ........................................           135,626
       595   Fresenius Medical Care AG & Co. KGaA ...........            27,480
       454   Hypo Real Estate Holding AG ....................             2,015
     1,890   Infineon Technologies AG + .....................             2,556
       260   Linde AG .......................................            21,922
     1,650   MAN AG .........................................            92,984
       106   Merck KGaA .....................................             9,527
       310   Metro AG .......................................            12,385
       331   Muenchener Rueckversicherungs AG ...............            51,625
       120   Q-Cells SE + ...................................             4,489
     3,740   RWE AG .........................................           333,715
     3,680   SAP AG .........................................           134,155
     3,600   SGL Carbon AG + ................................           121,345
     1,560   Siemens AG .....................................           117,986
       280   Solarworld AG ..................................             6,233
       720   ThyssenKrupp AG ................................            20,136
       310   Volkswagen AG ..................................           108,322
                                                                ---------------
                                                                      2,196,407
                                                                ---------------
Greece -- 0.2%
     1,070   Alpha Bank AE ..................................            10,057
       810   EFG Eurobank Ergasias SA .......................             6,481
       680   Hellenic Telecommunications
             Organization SA ................................            11,350
       875   National Bank of Greece SA .....................            16,324
       500   OPAP SA ........................................            14,456
       445   Piraeus Bank SA ................................             3,991
                                                                ---------------
                                                                         62,659
                                                                ---------------
Hong Kong -- 3.0%
     4,400   Bank of East Asia, Ltd. ........................             9,281
    11,600   BOC Hong Kong Holdings, Ltd. ...................            13,278
   159,693   Chaoda Modern Agriculture Holdings, Ltd. .......           102,622
     3,200   Cheung Kong Holdings, Ltd. .....................            30,527
    44,800   Cheung Kong Infrastructure Holdings, Ltd. ......           169,183
    13,000   China Mobile, Ltd. .............................           131,901
     5,100   CLP Holdings, Ltd. .............................            34,674
    79,800   CNOOC, Ltd. ....................................            75,905
     2,000   Esprit Holdings, Ltd. ..........................            11,397
     3,801   Hang Lung Properties, Ltd. .....................             8,345
     2,100   Hang Seng Bank, Ltd. ...........................            27,726
    11,330   Hong Kong & China Gas Co., Ltd. ................            17,182
     2,100   Hong Kong Exchanges and Clearing, Ltd. .........            20,162
     3,100   HongKong Electric Holdings .....................            17,453
    26,100   Hutchison Whampoa, Ltd. ........................           131,760
     4,129   Li & Fung, Ltd. ................................             7,136
    50,500   MTR Corp. ......................................           117,612
     4,775   New World Development, Ltd. ....................             4,889
     2,900   Sun Hung Kai Properties, Ltd. ..................            24,403

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Hong Kong (continued)
     2,400   Swire Pacific, Ltd., Class A ...................   $        16,626
                                                                ---------------
                                                                        972,062
                                                                ---------------
Indonesia -- 0.2%
   137,000   Gudang Garam TBK PT ............................            54,213
                                                                ---------------
Ireland -- 0.2%
     4,124   Allied Irish Banks PLC .........................             9,910
     3,728   Bank of Ireland ................................             4,321
     1,036   CRH PLC ........................................            26,373
       770   Elan Corp. PLC + ...............................             4,566
     2,400   Experian PLC ...................................            15,349
                                                                ---------------
                                                                         60,519
                                                                ---------------
Israel -- 0.6%
    25,875   Bank Hapoalim BM ...............................            55,766
     3,700   Teva Pharmaceutical Industries,
             Ltd. ADR .......................................           157,509
                                                                ---------------
                                                                        213,275
                                                                ---------------
Italy -- 2.6%
     2,305   Assicurazioni Generali SPA .....................            63,935
       690   Atlantia SPA ...................................            13,004
     4,660   Banca Monte dei Paschi di
             Siena SPA ......................................            10,223
     1,530   Banco Popolare Scarl ...........................            10,898
     8,800   Enel SPA .......................................            56,949
    10,506   ENI SPA ........................................           253,985
     1,510   Fiat SPA .......................................            10,155
     1,090   Finmeccanica SPA ...............................            16,961
    65,484   Intesa Sanpaolo SPA ............................           238,986
     2,180   Intesa Sanpaolo SPA, RNC .......................             5,666
     2,310   Mediaset SPA ...................................            13,372
     1,310   Mediobanca SPA .................................            13,534
     2,740   Snam Rete Gas SPA ..............................            15,376
    19,710   Telecom Italia SPA .............................            32,577
    13,120   Telecom Italia SPA, RNC ........................            15,007
    22,618   UniCredit SPA ..................................            57,773
     1,132   Unione di Banche Italiane SCPA .................            16,679
                                                                ---------------
                                                                        845,080
                                                                ---------------
Japan -- 20.9%
       300   Advantest Corp. ................................             4,887
     1,600   Aeon Co., Ltd. .................................            16,103
     1,100   Aisin Seiki Co., Ltd. ..........................            15,744
     1,800   Ajinomoto Co., Inc. ............................            19,632
     1,100   Amada Co., Ltd. ................................             5,346
    26,000   Asahi Breweries, Ltd. ..........................           449,245
     2,200   Asahi Glass Co., Ltd. ..........................            12,532
     3,600   Asahi Kasei Corp. ..............................            15,880
     5,300   Astellas Pharma, Inc. ..........................           216,797
     2,100   Bank of Yokohama, Ltd. (The) ...................            12,379
     1,400   Bridgestone Corp. ..............................            20,986
     2,100   Canon, Inc. ....................................            66,494
        21   Central Japan Railway Co. ......................           182,005
     1,400   Chiba Bank, Ltd. (The) .........................             8,750

  Shares                                                             Value
----------                                                      ---------------
Japan (continued)
     1,200   Chubu Electric Power Co., Inc. .................   $        36,525
       500   Chugai Pharmaceutical Co., Ltd. ................             9,713
     1,900   Chuo Mitsui Trust Holdings, Inc. ...............             9,336
       300   Credit Saison Co., Ltd. ........................             4,162
     2,100   Dai Nippon Printing Co., Ltd. ..................            23,199
    18,983   Daihatsu Motor Co., Ltd. .......................           167,638
     1,400   Daiichi Sankyo Co., Ltd. .......................            33,086
       600   Daikin Industries, Ltd. ........................            15,769
       200   Daito Trust Construction Co., Ltd. .............            10,492
     1,900   Daiwa House Industry Co., Ltd. .................            18,616
     2,900   Daiwa Securities Group, Inc. ...................            17,398
     1,200   Denso Corp. ....................................            20,320
         5   Dentsu, Inc.* ..................................             9,756
         6   East Japan Railway Co.* ........................            45,574
       500   Eisai Co., Ltd. ................................            20,851
       200   Electric Power Development Co., Ltd. ...........             7,856
       400   Fanuc, Ltd. ....................................            28,650
     1,000   FUJIFILM Holdings Corp. ........................            22,309
     4,600   Fujitsu, Ltd. ..................................            22,351
     1,900   Fukuoka Financial Group, Inc. ..................             8,299
     3,802   Hankyu Hanshin Holdings, Inc. ..................            21,943
       100   Hirose Electric Co., Ltd. ......................            10,111
     8,000   Hitachi, Ltd. ..................................            31,027
     1,400   Hokkaido Electric Power Co., Inc. ..............            35,372
     1,600   Hokuhoku Financial Group, Inc. .................             3,785
     6,300   Hokuriku Electric Power Co. ....................           178,097
     2,900   Honda Motor Co., Ltd. ..........................            61,726
       900   HOYA Corp. .....................................            15,709
       200   Ibiden Co., Ltd. ...............................             4,144
         5   INPEX Corp. ....................................            39,834
    39,700   ITOCHU Corp. ...................................           200,158
     1,164   Japan Steel Works, Ltd. (The) ..................            16,286
         8   Japan Tobacco, Inc. ............................            26,481
     1,200   JFE Holdings, Inc. .............................            31,870
     2,000   Joyo Bank, Ltd. (The) ..........................            11,367
       700   JS Group Corp. .................................            10,810
     1,200   JTEKT Corp. ....................................             9,346
     4,300   Kajima Corp. ...................................            15,136
    14,000   Kamigumi Co., Ltd. .............................           124,305
    28,200   Kaneka Corp. ...................................           180,015
     1,700   Kansai Electric Power Co., Inc. (The) ..........            49,210
     1,000   Kao Corp. ......................................            30,355
         5   KDDI Corp. .....................................            35,678
     3,900   Keio Corp. .....................................            23,451
       100   Keyence Corp. ..................................            20,538
     5,300   Kintetsu Corp. .................................            24,367
     1,900   Kirin Holdings Co., Ltd. .......................            25,244
     6,100   Kobe Steel, Ltd. ...............................            11,199
     1,800   Komatsu, Ltd. ..................................            22,946
    15,100   Konica Minolta Holdings, Inc. ..................           117,413
     3,300   Kubota Corp. ...................................            23,877
     1,000   Kuraray Co., Ltd. ..............................             7,830
       300   Kyocera Corp. ..................................            21,705

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Japan (continued)
       700   Kyushu Electric Power Co., Inc. ................   $        18,571
     4,200   Marubeni Corp. .................................            16,069
       900   Marui Group Co., Ltd. ..........................             5,255
    44,000   Meiji Seika Kaisha, Ltd. .......................           211,769
     4,300   Mitsubishi Chemical Holdings Corp. .............            19,041
     2,600   Mitsubishi Corp. ...............................            36,802
    29,200   Mitsubishi Electric Corp. ......................           182,868
     2,200   Mitsubishi Estate Co., Ltd. ....................            36,318
     1,400   Mitsubishi Gas Chemical Co., Inc. ..............             5,741
     6,000   Mitsubishi Heavy Industries, Ltd. ..............            26,798
     4,600   Mitsubishi Materials Corp. .....................            11,635
    48,700   Mitsubishi UFJ Financial Group, Inc. ...........           305,884
     3,400   Mitsui & Co., Ltd. .............................            34,930
     1,600   Mitsui Fudosan Co., Ltd. .......................            26,658
     2,700   Mitsui OSK Lines, Ltd. .........................            16,676
       750   Mitsui Sumitomo Insurance Group
             Holdings, Inc. .................................            23,835
        17   Mizuho Financial Group, Inc.* ..................            48,296
       500   Murata Manufacturing Co., Ltd. .................            19,593
     5,700   NEC Corp. ......................................            19,271
       300   Nidec Corp. ....................................            11,725
       800   Nikon Corp. ....................................             9,596
       200   Nintendo Co., Ltd. .............................            76,380
     1,056   Nippon Electric Glass Co., Ltd. ................             5,571
     2,100   Nippon Express Co., Ltd. .......................             8,846
     2,400   Nippon Mining Holdings, Inc. ...................            10,407
     2,300   Nippon Oil Corp. ...............................            11,654
    10,400   Nippon Steel Corp. .............................            34,155
        33   Nippon Telegraph & Telephone Corp.* ............           170,257
     2,800   Nippon Yusen KK ................................            17,250
     5,200   Nissan Motor Co., Ltd. .........................            18,695
       400   Nitto Denko Corp. ..............................             7,652
     3,500   Nomura Holdings, Inc. ..........................            29,123
     2,100   NSK, Ltd. ......................................             7,926
         3   NTT Data Corp. .................................            12,079
        27   NTT DoCoMo, Inc. ...............................            53,109
     3,100   Obayashi Corp. .................................            18,516
       400   Olympus Corp. ..................................             8,002
       500   Omron Corp. ....................................             6,714
       200   Oriental Land Co., Ltd. ........................            16,409
       180   ORIX Corp. .....................................            10,271
     4,800   Osaka Gas Co., Ltd. ............................            22,182
     4,000   Panasonic Corp. ................................            49,137
       200   Promise Co., Ltd. ..............................             5,070
        11   Resona Holdings, Inc.* .........................            16,262
    14,700   Ricoh Co., Ltd. ................................           188,281
       200   Rohm Co., Ltd. .................................            10,091
     2,900   Sankyo Co., Ltd. ...............................           146,204
       500   Secom Co., Ltd. ................................            25,784
       400   Sega Sammy Holdings, Inc. ......................             4,661
       300   Seiko Epson Corp. ..............................             4,770
     2,000   Sekisui Chemical Co., Ltd. .....................            12,478
     1,700   Sekisui House, Ltd. ............................            14,988
     1,500   Seven & I Holdings Co., Ltd. ...................            51,523

  Shares                                                             Value
----------                                                      ---------------
Japan (continued)
     1,900   Sharp Corp. ....................................   $        13,687
       700   Shin-Etsu Chemical Co., Ltd. ...................            32,285
     1,300   Shinsei Bank, Ltd. .............................             2,056
       700   Shiseido Co., Ltd. .............................            14,386
     1,100   Shizuoka Bank, Ltd. (The) ......................            12,774
     2,800   Showa Denko KK .................................             4,053
       200   SMC Corp. ......................................            20,590
     1,300   Softbank Corp. .................................            23,594
     4,544   Sojitz Corp. ...................................             7,589
     1,900   Sompo Japan Insurance, Inc. ....................            14,060
     1,800   Sony Corp. .....................................            39,343
     3,200   Sumitomo Chemical Co., Ltd. ....................            10,962
     2,500   Sumitomo Corp. .................................            22,159
     1,900   Sumitomo Electric Industries, Ltd. .............            14,699
     1,800   Sumitomo Heavy Industries, Ltd. ................             7,196
     7,600   Sumitomo Metal Industries, Ltd. ................            18,760
     1,300   Sumitomo Metal Mining Co., Ltd. ................            13,898
        12   Sumitomo Mitsui Financial Group, Inc.* .........            49,741
       900   Sumitomo Realty & Development Co., Ltd. ........            13,520
     2,600   Sumitomo Trust & Banking Co., Ltd. (The) .......            15,359
       300   T&D Holdings, Inc. .............................            12,689
     1,300   Takashimaya Co., Ltd. ..........................             9,873
     1,400   Takeda Pharmaceutical Co., Ltd. ................            72,923
       250   Takefuji Corp. .................................             2,050
       200   TDK Corp. ......................................             7,384
     3,100   Teijin, Ltd. ...................................             8,800
       400   Terumo Corp. ...................................            18,726
     2,500   Tobu Railway Co., Ltd. .........................            14,927
       900   Tohoku Electric Power Co., Inc. ................            24,330
    10,600   Tokio Marine Holdings, Inc. ....................           313,864
     2,200   Tokyo Electric Power Co., Inc. (The) ...........            73,391
       300   Tokyo Electron, Ltd. ...........................            10,554
     3,500   Tokyo Gas Co., Ltd. ............................            17,729
     3,000   Tokyu Corp. ....................................            15,115
     2,100   Toppan Printing Co., Ltd. ......................            16,213
     2,700   Toray Industries, Inc. .........................            13,731
     6,000   Toshiba Corp. ..................................            24,672
     8,900   Toyo Suisan Kaisha, Ltd. .......................           256,296
       500   Toyota Industries Corp. ........................            10,763
     5,100   Toyota Motor Corp. .............................           168,486
       500   Toyota Tsusho Corp. ............................             5,379
        42   West Japan Railway Co. .........................           191,243
        34   Yahoo! Japan Corp. .............................            13,941
       190   Yamada Denki Co., Ltd. .........................            13,273
       600   Yamaha Motor Co., Ltd. .........................             6,309
     1,200   Yamato Holdings Co., Ltd. ......................            15,682
                                                                ---------------
                                                                      6,870,847
                                                                ---------------
Luxembourg -- 0.4%
     3,000   ArcelorMittal^ .................................            72,649
     1,645   ArcelorMittal^ .................................            40,059

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Luxembourg (continued)
    11,466   Reinet Investments SCA + .......................   $        11,895
                                                                ---------------
                                                                        124,603
                                                                ---------------
Malaysia -- 1.6%
    78,800   RHB Capital BHD ................................            89,223
    46,500   Tanjong PLC ....................................           179,806
   457,847   YTL Power International BHD ....................           252,609
                                                                ---------------
                                                                        521,638
                                                                ---------------
Mexico -- 1.5%
     4,200   Grupo Elektra SA de CV .........................           181,074
   136,000   Telefonos de Mexico SAB de CV ..................           142,609
    67,000   Wal-Mart de Mexico SAB de CV ...................           181,147
                                                                ---------------
                                                                        504,830
                                                                ---------------
Netherlands -- 4.7%
     4,811   Aegon NV .......................................            30,511
       550   Akzo Nobel NV ..................................            22,791
       953   ASML Holding NV ................................            17,259
       690   European Aeronautic Defence and Space Co. NV ...            11,740
     3,000   Fugro NV, CVA ..................................            86,629
       600   Heineken NV ....................................            18,455
     1,081   ING Groep NV, CVA^ .............................            11,952
     3,400   ING Groep NV, CVA^ .............................            33,902
     1,780   Koninklijke Ahold NV ...........................            22,036
     5,430   Koninklijke DSM NV .............................           139,987
     3,640   Koninklijke KPN NV .............................            53,165
     2,340   Koninklijke Philips Electronics NV .............            46,610
     1,203   Reed Elsevier NV ...............................            14,369
     6,200   Royal Dutch Shell PLC, Class A .................           165,233
    23,598   Royal Dutch Shell PLC, Class B .................           606,766
       900   TNT NV .........................................            17,564
     8,940   Unilever NV, CVA ...............................           217,692
       660   Wolters Kluwer NV ..............................            12,572
                                                                ---------------
                                                                      1,529,233
                                                                ---------------
New Zealand -- 0.0%
     7,043   Telecom Corp. of New Zealand, Ltd. .............             9,516
                                                                ---------------
Norway -- 0.6%
    19,700   DnB NOR ASA ....................................            78,839
     2,200   Norsk Hydro ASA ................................             9,041
     2,150   Orkla ASA ......................................            14,430
     2,000   Petroleum Geo-Services ASA + ...................             8,234
     2,845   StatoilHydro ASA ...............................            47,994
     3,400   Telenor ASA ....................................            23,136
                                                                ---------------
                                                                        181,674
                                                                ---------------
Philippines -- 0.2%
     3,200   Globe Telecom, Inc. ............................            52,319
                                                                ---------------
Portugal -- 0.2%
     3,730   Banco Comercial Portugues SA, Class R ..........             4,278
     1,620   BRISA ..........................................            12,199

  Shares                                                             Value
----------                                                      ---------------
Portugal (continued)
     4,750   Energias de Portugal SA ........................   $        17,952
     1,970   Portugal Telecom SGPS SA .......................            16,937
       446   Zon Multimedia Servicos de Telecomunicacoes
             e Multimedia SGPS SA ...........................             2,325
                                                                ---------------
                                                                         53,691
                                                                ---------------
Russia -- 0.5%
     5,000   Gazprom OAO ADR ................................            72,036
     2,700   Tatneft GDR ....................................            94,500
                                                                ---------------
                                                                        166,536
                                                                ---------------
Singapore -- 2.6%
    72,000   ComfortDelgro Corp., Ltd. ......................            73,468
     3,000   DBS Group Holdings, Ltd. .......................            17,800
     9,800   Jardine Cycle & Carriage, Ltd. .................            65,652
     3,908   Keppel Corp., Ltd. .............................            11,952
     6,000   Oversea-Chinese Banking Corp., Ltd. ............            21,015
     2,500   Singapore Airlines, Ltd. .......................            19,806
   130,200   Singapore Telecommunications, Ltd. .............           233,719
    61,000   SMRT Corp., Ltd. ...............................            70,687
    39,200   United Overseas Bank, Ltd. .....................           356,840
                                                                ---------------
                                                                        870,939
                                                                ---------------
South Africa -- 1.1%
     6,000   African Rainbow Minerals, Ltd. .................            71,790
     6,700   MTN Group, Ltd. ................................            78,107
    18,000   Remgro, Ltd. ...................................           147,212
     1,900   Sasol, Ltd. ....................................            57,133
                                                                ---------------
                                                                        354,242
                                                                ---------------
South Korea -- 0.2%
     1,000   POSCO ADR                                                   75,250
                                                                ---------------
Spain -- 4.5%
       580   Abertis Infraestructuras SA ....................            10,443
       138   Acciona SA .....................................            17,628
       490   ACS Actividades de Construccion y
             Servicios SA ...................................            22,860
     6,776   Banco Bilbao Vizcaya Argentaria SA .............            84,347
     1,820   Banco Popular Espanol SA .......................            15,859
    45,714   Banco Santander SA .............................           443,676
       880   Cintra Concesiones de Infraestructuras
             de Transporte SA ...............................             6,709
       210   Fomento de Construcciones y Contratas SA .......             7,016
       897   Gamesa Corp. Tecnologica SA ....................            16,431
       170   Grupo Ferrovial SA .............................             4,764
     6,436   Iberdrola SA^ ..................................            60,273
     1,708   Iberdrola SA^ ..................................            16,445
       380   Inditex SA .....................................            17,000
    57,000   Mapfre SA ......................................           195,295
    18,740   Repsol YPF SA ..................................           401,957
     7,683   Telefonica SA ..................................           174,222
                                                                ---------------
                                                                      1,494,925
                                                                ---------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Sweden -- 1.5%
       800   Assa Abloy AB, Class B .........................   $         9,411
     1,400   Atlas Copco AB, Class B ........................            11,089
    14,400   Atlas Copco AB, Class A ........................           128,171
       600   Electrolux AB, Ser B ...........................             5,311
     1,375   Hennes & Mauritz AB, Class B ...................            55,326
     4,000   Nordea Bank AB .................................            28,842
    12,800   Sandvik AB .....................................            83,174
     1,000   Scania AB, Class B .............................            10,294
     1,100   Securitas AB, Class B ..........................             9,368
     1,200   Skandinaviska Enskilda Banken AB, Class A ......             9,800
     1,200   SKF AB, Class B ................................            12,353
     1,500   Svenska Cellulosa AB, Class B ..................            13,175
     1,100   Svenska Handelsbanken AB, Class A ..............            18,401
     5,589   Telefonaktiebolaget LM Ericsson, Class B .......            44,078
     4,100   TeliaSonera AB .................................            20,888
     4,335   Volvo AB, Class B ..............................            24,956
                                                                ---------------
                                                                        484,637
                                                                ---------------
Switzerland -- 5.4%
     3,841   ABB, Ltd. ......................................            58,469
       371   Actelion, Ltd. + ...............................            20,950
       340   Adecco SA ......................................            11,618
     1,100   Compagnie Financiere Richemont SA ..............            20,921
     1,990   Credit Suisse Group AG .........................            55,667
        90   Geberit AG .....................................             9,716
       450   Holcim, Ltd. ...................................            25,998
     3,000   Julius Baer Holding AG .........................           116,059
     7,320   Nestle SA ......................................           289,328
       325   Nobel Biocare Holding AG .......................             6,699
    13,469   Novartis AG ....................................           673,313
     1,318   Roche Holding AG ...............................           203,676
     1,470   STMicroelectronics NV ..........................             9,905
        79   Swatch Group AG (The) ..........................            11,122
        66   Swiss Life Holding AG ..........................             4,568
       764   Swiss Reinsurance ..............................            37,342
       104   Swisscom AG ....................................            33,674
       240   Syngenta AG ....................................            46,539
       149   Synthes, Inc. ..................................            18,859
     5,481   UBS AG + .......................................            79,599
       260   Zurich Financial Services AG ...................            56,701
                                                                ---------------
                                                                      1,790,723
                                                                ---------------
United Kingdom -- 15.1%
     1,005   3i Group PLC ...................................             3,992
     4,607   Anglo American PLC .............................           109,059
    13,323   AstraZeneca PLC ................................           552,880
    29,540   Aviva PLC ......................................           169,793
     6,290   BAE Systems PLC ................................            34,723
    16,799   Barclays PLC ...................................            38,731
     6,220   BG Group PLC ...................................            87,331
    10,424   BHP Billiton PLC ...............................           205,084

  Shares                                                             Value
----------                                                      ---------------
United Kingdom (continued)
    33,456   BP PLC .........................................   $       261,972
     7,309   British American Tobacco PLC^ ..................           191,723
    12,307   British American Tobacco PLC^ ..................           325,663
     1,541   British Energy Group PLC .......................            17,517
     1,069   British Land Co. PLC ...........................             8,688
     2,330   British Sky Broadcasting Group PLC .............            16,691
    40,231   BT Group PLC, Class A ..........................            82,071
     4,422   Cable & Wireless PLC ...........................            10,144
     2,451   Cadbury PLC ....................................            21,969
     2,640   Capita Group PLC (The) .........................            28,726
       400   Carnival PLC ...................................             8,960
     9,673   Centrica PLC ...................................            37,774
     3,980   Compass Group PLC ..............................            20,136
     4,882   Diageo PLC .....................................            69,582
     8,510   Enterprise Inns PLC ............................             6,977
     5,480   Friends Provident PLC ..........................             7,105
     9,667   GlaxoSmithKline PLC ............................           182,367
       490   Hammerson PLC ..................................             3,850
     8,986   HBOS PLC .......................................             9,435
     2,878   Home Retail Group PLC ..........................             9,010
    45,175   HSBC Holdings PLC ..............................           448,488
    16,410   Imperial Tobacco Group PLC .....................           444,624
       619   Intercontinental Hotels Group PLC ..............             5,180
     3,260   International Power PLC ........................            11,523
    11,440   ITV PLC ........................................             6,695
       830   Johnson Matthey PLC ............................            13,398
     4,950   Kingfisher PLC .................................             9,891
     1,460   Ladbrokes PLC ..................................             3,978
       970   Land Securities Group PLC ......................            13,229
    13,730   Legal & General Group PLC ......................            15,567
    13,837   Lloyds TSB Group PLC ...........................            26,566
       350   London Stock Exchange Group PLC ................             2,663
     3,512   Man Group PLC ..................................            12,256
     2,730   Marks & Spencer Group PLC ......................             8,680
    22,454   National Grid PLC ..............................           225,066
       540   Next PLC .......................................             8,608
    12,240   Old Mutual PLC .................................             9,979
     1,940   Pearson PLC ....................................            18,548
    39,059   Prudential PLC .................................           240,504
     1,200   Reckitt Benckiser Group PLC ....................            45,611
     1,930   Reed Elsevier PLC ..............................            14,373
     1,680   Rexam PLC ......................................             8,722
     5,659   Rio Tinto PLC ..................................           127,587
     3,689   Rolls-Royce Group PLC ..........................            18,305
    37,896   Royal Bank of Scotland Group PLC ...............            28,297
     5,679   RSA Insurance Group PLC ........................            11,479
     1,780   SABMiller PLC ..................................            30,321
     4,410   Sage Group PLC (The) ...........................            11,077
     3,120   Sainsbury (J) PLC ..............................            15,103
     1,550   Scottish & Southern Energy PLC .................            27,721
       500   Severn Trent PLC ...............................             8,790
     2,010   Smith & Nephew PLC .............................            13,021
     1,276   Smiths Group PLC ...............................            16,632
     8,556   Standard Chartered PLC .........................           111,056

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
United Kingdom (continued)
       950   Tate & Lyle PLC ................................   $         5,615
    14,168   Tesco PLC ......................................            74,833
       411   Thomson Reuters PLC ............................             9,290
     1,221   Tullow Oil PLC .................................            11,858
     2,529   Unilever PLC ...................................            58,925
     1,228   United Utilities Group PLC .....................            11,310
    95,562   Vodafone Group PLC .............................           198,489
       625   Whitbread PLC ..................................             8,450
     6,449   WM Morrison Supermarkets PLC ...................            26,515
     1,570   Wolseley PLC ...................................             8,871
     2,730   WPP PLC ........................................            16,193
     1,250   Xstrata PLC ....................................            11,865
                                                                ---------------
                                                                      4,977,705
                                                                ---------------
Total Common Stock (Cost $44,960,546)                                31,210,542
                                                                ---------------
PREFERRED STOCK -- 1.9%

Brazil -- 1.1%
     5,300   Banco Bradesco SA ..............................            51,762
     8,800   Cia Vale do Rio Doce ...........................            90,892
    31,064   Investimentos Itau SA ..........................           107,576
    12,600   Petroleo Brasileiro SA .........................           124,420
                                                                ---------------
                                                                        374,650
                                                                ---------------
Germany -- 0.8%
     3,550   Fresenius SE ...................................           209,298
       550   Henkel AG & Co. KGaA ...........................            17,311
       190   Porsche Automobil Holding SE ...................            15,197
       160   Volkswagen AG ..................................             8,665
                                                                ---------------
                                                                        250,471
                                                                ---------------
Total Preferred Stock (Cost $1,220,162)                                 625,121
                                                                ---------------
EXCHANGE TRADED FUND -- 1.2%
     9,000   iShares MSCI EAFE Index Fund
             (Cost $369,238) ................................           403,830
                                                                ---------------
WARRANTS -- 0.1%
   148,893   YTL Power International BHD, Expires 05/18
             (Cost $4,620) ..................................            29,131
                                                                ---------------
RIGHTS -- 0.0%
     1,500   DBS Group Holdings, Expires 01/09+** ...........             3,146
     4,495   Fortis, Expires 07/14+ .........................                --
    12,435   HBOS PLC, Expires 01/09+** .....................                --
     6,014   Lloyds TSB Group, Expires 01/09+** .............                --
                                                                ---------------
Total Rights (Cost $--)                                                   3,146
                                                                ---------------

  Shares                                                             Value
----------                                                      ---------------
CASH EQUIVALENT -- 1.6%
   527,478   PNC Institutional Money Market Trust,
             0.050%(a) (Cost $527,478) ......................   $       527,478
                                                                ---------------
Total Investments -- 99.8%
(Cost $47,082,044)                                                   32,799,248
Other Assets & Liabilities, Net -- 0.2%                                  54,638
                                                                ---------------
NET ASSETS -- 100.0%                                            $    32,853,886
                                                                ===============

----------
      ADR - American Depositary Receipt

      GDR - Global Depositary Receipt

+     Non-income producing security.

^ Securities incorporated in the same country but traded on different exchanges.

* Security fair valued using methods determined in good faith by the Pricing Committee. As of December 31, 2008, the total market value of these securities was $339,886, representing 1.0% of net assets.

** Valued using intrinsic value of underlying stock, as approved by the Pricing Committee.

(a)   The rate shown is the 7-day effective yield as of December 31, 2008.

Amounts designated as "--" are $0 or rounded to $0.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                               DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
COMMON STOCK -- 97.9%

Consumer Discretionary -- 9.6%
     8,500   Autoliv, Inc. ..................................   $       182,410
     6,200   Black & Decker Corp. ...........................           259,222
    43,100   CBS Corp., Class B .............................           352,989
    16,100   Comcast Corp. Special, Class A .................           271,768
    15,500   Family Dollar Stores, Inc. .....................           404,085
    23,400   Gannett Co., Inc. ..............................           187,200
    25,600   Gap, Inc. (The) ................................           342,784
    12,100   J.C. Penney Co., Inc. ..........................           238,370
    20,400   Jones Apparel Group, Inc. ......................           119,544
    27,100   Lowe's Cos., Inc. ..............................           583,192
    39,700   Macy's, Inc. ...................................           410,895
     2,000   McDonald's Corp. ...............................           124,380
    10,800   Time Warner Cable, Inc., Class A + .............           231,660
    13,000   TJX Cos., Inc. .................................           267,410
    15,200   Viacom, Inc., Class B + ........................           289,712
                                                                ---------------
                                                                      4,265,621
                                                                ---------------
Consumer Staples -- 17.2%
     5,400   Coca-Cola Co. (The) ............................           244,458
     8,900   Colgate-Palmolive Co. ..........................           610,006
    24,200   ConAgra Foods, Inc. ............................           399,300
    18,300   Del Monte Foods Co. ............................           130,662
     7,500   General Mills, Inc. ............................           455,625
     3,200   JM Smucker Co. (The) ...........................           138,752
     8,300   Kellogg Co. ....................................           363,955
     9,500   Kimberly-Clark Corp. ...........................           501,030
    18,300   Kroger Co. (The) ...............................           483,303
    11,900   Pepsi Bottling Group, Inc. .....................           267,869
    16,100   PepsiCo, Inc. ..................................           881,797
    23,720   Procter & Gamble Co. ...........................         1,466,370
    20,600   Safeway, Inc. ..................................           489,662
    34,300   Sara Lee Corp. .................................           335,797
     9,500   SUPERVALU, Inc. ................................           138,700
    10,000   Tyson Foods, Inc., Class A .....................            87,600
    12,300   Wal-Mart Stores, Inc. ..........................           689,538
                                                                ---------------
                                                                      7,684,424
                                                                ---------------
Energy -- 5.6%
    11,500   Apache Corp. ...................................           857,095
     9,200   Devon Energy Corp. .............................           604,532
     3,100   ENSCO International, Inc. ......................            88,009
     9,400   Helmerich & Payne, Inc. ........................           213,850
    12,500   Occidental Petroleum Corp. .....................           749,875
                                                                ---------------
                                                                      2,513,361
                                                                ---------------
Financials -- 18.9%
    10,300   ACE, Ltd. ......................................           545,076
    12,500   Allstate Corp. (The) ...........................           409,500
    31,200   American International Group, Inc. .............            48,984
    41,700   Bank of America Corp. ..........................           587,136
     3,800   BB&T Corp. .....................................           104,348
     2,100   Capital One Financial Corp. ....................            66,969
     2,100   Chubb Corp. ....................................           107,100
    47,200   Citigroup, Inc. ................................           316,712

  Shares                                                             Value
----------                                                      ---------------
Financials (continued)
    24,500   Discover Financial Services ....................   $       233,485
    23,400   Fifth Third Bancorp ............................           193,284
    23,200   Genworth Financial, Inc., Class A ..............            65,656
     4,900   Goldman Sachs Group, Inc. (The) ................           413,511
     8,000   Hartford Financial Services Group, Inc. ........           131,360
    34,200   JPMorgan Chase & Co. ...........................         1,078,326
    20,400   MetLife, Inc. ..................................           711,144
    32,300   Morgan Stanley .................................           518,092
    20,700   Old Republic International Corp. ...............           246,744
       900   PartnerRe, Ltd. ................................            64,143
     6,600   Prudential Financial, Inc. .....................           199,716
     8,200   SunTrust Banks, Inc. ...........................           242,228
     7,800   Torchmark Corp. ................................           348,660
    11,100   Travelers Cos., Inc. (The) .....................           501,720
    13,900   U.S. Bancorp ...................................           347,639
    20,900   Unum Group .....................................           388,740
    15,600   Wells Fargo & Co. ..............................           459,888
    19,400   XL Capital, Ltd., Class A ......................            71,780
                                                                ---------------
                                                                      8,401,941
                                                                ---------------
Health Care -- 16.1%
     8,500   Abbott Laboratories ............................           453,645
    10,800   Amgen, Inc. + ..................................           623,700
    26,800   Bristol-Myers Squibb Co. .......................           623,100
     9,700   Cardinal Health, Inc. ..........................           334,359
     7,450   Covidien, Ltd. .................................           269,988
    11,500   Eli Lilly & Co. ................................           463,105
    16,000   Johnson & Johnson ..............................           957,280
     4,300   McKesson Corp. .................................           166,539
    36,300   Merck & Co., Inc. ..............................         1,103,520
    69,400   Pfizer, Inc. ...................................         1,229,074
    15,900   Schering-Plough Corp. ..........................           270,777
    17,800   Wyeth ..........................................           667,678
                                                                ---------------
                                                                      7,162,765
                                                                ---------------
Industrials -- 6.2%
    10,700   Caterpillar, Inc. ..............................           477,969
     3,700   CSX Corp. ......................................           120,139
     9,000   Dover Corp. ....................................           296,280
    12,600   Emerson Electric Co. ...........................           461,286
    10,300   Illinois Tool Works, Inc. ......................           361,015
     9,100   Norfolk Southern Corp. .........................           428,155
    12,555   Republic Services, Inc., Class A ...............           311,238
    13,800   Tyco International, Ltd. .......................           298,080
                                                                ---------------
                                                                      2,754,162
                                                                ---------------
Information Technology -- 16.2%
     3,300   Apple, Inc. + ..................................           281,655
    22,900   Cisco Systems, Inc. + ..........................           373,270
    22,900   Corning, Inc. ..................................           218,237
    32,800   Dell, Inc. + ...................................           335,872
    13,300   Hewlett-Packard Co. ............................           482,657
    46,300   Intel Corp. ....................................           678,758
    12,000   International Business Machines Corp. ..........         1,009,920

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                               DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                             Value
----------                                                      ---------------
Information Technology (continued)
     8,700   Lexmark International, Inc., Class A + .........   $       234,030
    62,500   Microsoft Corp. ................................         1,215,000
    91,800   Motorola, Inc. .................................           406,674
    20,000   Nokia Oyj ADR ..................................           312,000
    33,200   Nvidia Corp. + .................................           267,924
    29,100   Oracle Corp. + .................................           515,943
    16,200   Sanmina-SCI Corp. + ............................             7,614
    20,300   Symantec Corp. + ...............................           274,456
    21,300   Texas Instruments, Inc. ........................           330,576
    13,500   Tyco Electronics, Ltd. .........................           218,835
     5,100   Western Digital Corp. + ........................            58,395
                                                                ---------------
                                                                      7,221,816
                                                                ---------------
Materials -- 3.3%
     9,200   Ball Corp. .....................................           382,628
    10,000   Bemis Co., Inc. ................................           236,800
     5,900   Eastman Chemical Co. ...........................           187,089
     5,700   International Flavors & Fragrances, Inc. .......           169,404
    10,900   Owens-Illinois, Inc. + .........................           297,897
     8,800   Sonoco Products Co. ............................           203,808
                                                                ---------------
                                                                      1,477,626
                                                                ---------------
Telecommunication Services -- 1.1%
   134,100   Sprint Nextel Corp. ............................           245,403
     7,600   Verizon Communications, Inc. ...................           257,640
                                                                ---------------
                                                                        503,043
                                                                ---------------
Utilities -- 3.7%
    11,200   Ameren Corp. ...................................           372,512
     6,300   CMS Energy Corp. ...............................            63,693
     1,600   Consolidated Edison, Inc. ......................            62,288
     2,600   Dominion Resources, Inc. .......................            93,184
     6,400   Entergy Corp. ..................................           532,032
    18,700   Reliant Energy, Inc. + .........................           108,086
    10,300   Wisconsin Energy Corp. .........................           432,394
                                                                ---------------
                                                                      1,664,189
                                                                ---------------
Total Common Stock (Cost $60,715,663)                                43,648,948
                                                                ---------------
CASH EQUIVALENT -- 1.7%
   771,983   PNC Institutional Money Market Trust, 0.050%(a)
             (Cost $771,983) ................................           771,983
                                                                ---------------

Total Investments -- 99.6%
(Cost $61,487,646)                                                   44,420,931
Other Assets & Liabilities, Net -- 0.4%                                 156,859
                                                                ---------------
NET ASSETS -- 100.0%                                            $    44,577,790
                                                                ===============

----------
      ADR - American Depositary Receipt

  +   Non-income producing security.

(a)   The rate shown is the 7-day effective yield as of December 31, 2008.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES                                      [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                          SMALL CAP    INTERNATIONAL     SOCIALLY
                                               EQUITY        BALANCED        INCOME        GROWTH          EQUITY      RESPONSIBLE
                                                FUND           FUND           FUND          FUND            FUND           FUND
                                           -------------  -------------  -------------  -------------  -------------  -------------
ASSETS:
Investments in securities at value ^
   (Note 2) ............................   $ 254,591,317  $ 155,542,752  $ 122,937,372  $  31,079,678  $  32,799,248  $  44,420,931
Cash ...................................              --         13,280             --             --             --             --
Foreign currency, at value .............              --             --          3,805             --         18,587             --
Unrealized appreciation on forward
   contracts ...........................              --             --         12,243             --             --             --
Receivable for investment securities
   sold and matured ....................         502,096             --        276,311        400,813             --        180,111
Receivable for Fund shares sold ........          23,135         12,228         17,137         17,560         19,625          7,555
Variation margin .......................          20,830             --             --             --             --             --
Dividends and interest receivable ......         496,804             --        919,617          7,523         75,650        105,047
Reclaims receivable ....................              --             --          1,502             --         87,064             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Total Assets ........................     255,634,182    155,568,260    124,167,987     31,505,574     33,000,174     44,713,644
                                           -------------  -------------  -------------  -------------  -------------  -------------
LIABILITIES:
Unrealized depreciation on forward
   contracts ...........................              --             --        127,513             --             --             --
Payable for investment securities
   purchased ...........................         636,729         13,280     22,258,094        538,034         17,450         12,337
Payable for Fund shares redeemed .......         168,789        182,628         26,325         26,926         28,149         49,669
Investment advisory fees payable
   (Note 3) ............................         161,346             --         41,286         22,583         20,976         30,304
Professional fees payable ..............         119,938         64,257         40,499         12,629         13,291         18,383
Distribution fees payable (Note 4) .....          81,566             --         28,269          6,286          6,108          9,214
Printing fees payable ..................          40,566         21,734         13,698          4,272          4,495          6,218
Custody fees payable ...................          32,468          3,748         12,938         37,010         48,173          2,910
Administration and accounting fees
   payable .............................          15,494          8,246          4,389          1,085          1,187          1,885
Chief Compliance Officer fees
   payable .............................           4,409          2,362          1,489            464            489            676
Trustees' fees payable .................             213            114             72             22             24             33
Payable upon return of securities
   loaned ..............................              --             --             --              9             --             --
Other accrued expenses                            38,830         14,135          9,451          3,103          5,946          4,225
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Total Liabilities ...................       1,300,348        310,504     22,564,023        652,423        146,288        135,854
                                           -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS .............................   $ 254,333,834  $ 155,257,756  $ 101,603,964  $  30,853,151  $  32,853,886  $  44,577,790
                                           =============  =============  =============  =============  =============  =============
NET ASSETS consist of:
Undistributed net investment income ....   $       3,965  $   5,314,092  $   4,724,814  $          --  $     333,821  $     821,750
Accumulated net realized loss on
   investments, futures contracts
   and foreign currency transactions ...    (100,636,605)   (29,197,222)       (11,337)   (16,137,913)    (4,709,024)    (6,236,864)
Net unrealized depreciation of
   investments, futures contracts
   and other assets and liabilities
   denominated in foreign currencies ...     (81,954,377)   (23,589,930)   (16,006,449)    (8,103,796)   (14,268,162)   (17,066,715)
Paid-in capital ........................     436,920,851    202,730,816    112,896,936     55,094,860     51,497,251     67,059,619
                                           -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS .............................   $ 254,333,834  $ 155,257,756  $ 101,603,964  $  30,853,151  $  32,853,886  $  44,577,790
                                           =============  =============  =============  =============  =============  =============
SHARES OUTSTANDING:
(Unlimited shares authorized) ..........      18,817,067     12,066,442      9,559,923      3,547,966      3,630,614      5,323,439
                                           =============  =============  =============  =============  =============  =============
NET ASSET VALUE:
(Offering and redemption price per
   share) ..............................   $       13.52  $       12.87  $       10.63  $        8.70  $        9.05  $        8.37
                                           =============  =============  =============  =============  =============  =============
Investments, at cost (Note 2) ..........   $ 336,574,622  $ 179,132,682  $ 138,845,149  $  39,183,474  $  47,082,044  $  61,487,646
Foreign currency, at cost ..............   $          --  $          --  $       4,046  $          --  $      18,618  $          --
Market value of securities on loan
   (Note 1) ............................   $          --  $          --  $          --  $           8  $          --  $          --

^ For Balanced Fund represents value of investments in affiliated funds.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS                                                  [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                          SMALL CAP    INTERNATIONAL     SOCIALLY
                                               EQUITY        BALANCED        INCOME         GROWTH        EQUITY       RESPONSIBLE
                                                FUND           FUND           FUND           FUND          FUND            FUND
                                           -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
Dividends# .............................   $   7,386,923  $   4,157,997  $     109,736  $     185,818  $   1,767,507  $   1,628,342
Interest ...............................          69,078             --      6,262,923         13,677         20,783         15,542
Securities lending income ..............         322,311             --             --        145,158            207         34,858
Foreign taxes withheld .................         (42,541)            --             --           (204)      (175,595)        (2,503)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Total Income ........................       7,735,771      4,157,997      6,372,659        344,449      1,612,902      1,676,239
                                           -------------  -------------  -------------  -------------  -------------  -------------
EXPENSES
Investment advisory fees (Note 3) ......       2,739,852             --        630,438        508,915        465,340        551,238
Distribution fees (Note 4) .............         978,511             --        286,555        110,641        116,341        162,230
Administration and accounting fees .....         319,480         69,605        130,248         77,506         95,212         58,943
Chief Compliance Officer fees ..........          28,061         15,028          7,843          3,177          3,420          4,833
Professional fees ......................         167,556         88,766         54,595         17,917         19,171         25,908
Printing fees ..........................          97,352         51,747         32,122         14,730         15,872         15,466
Custodian fees .........................          75,163          9,533         25,444         75,996         84,360          7,236
Transfer agent fees ....................          78,925         18,787         14,434         11,219         11,207         12,091
Trustees' fees and expenses (Note 3) ...          57,872         30,548         10,776          6,692          6,869         10,061
Other ..................................          50,984         29,276          8,556          6,726          9,039          9,894
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Total Expenses ......................       4,593,756        313,290      1,201,011        833,519        826,831        857,900
Fees waived by investment adviser
   (Note 3) ............................              --             --             --       (104,210)       (95,301)            --
Fees waived by administrator (Note 3) ..          (3,450)        (3,450)        (3,450)        (3,450)        (3,450)        (3,450)
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Net expenses ........................       4,590,306        309,840      1,197,561        725,859        728,080        854,450
                                           -------------  -------------  -------------  -------------  -------------  -------------
Net Investment Income/(Loss) ...........       3,145,465      3,848,157      5,175,098       (381,410)       884,822        821,789
                                           -------------  -------------  -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS, FUTURES
   CONTRACTS AND FOREIGN CURRENCY
   TRANSACTIONS (Notes 1 And 4)
Net realized gain/(loss) from:
   Investments .........................     (90,159,513)   (22,937,930)     1,918,939    (12,852,693)    (4,647,376)    (6,188,823)
   Distributions from underlying
      funds ............................              --      1,635,347             --             --             --             --
   Futures contracts ...................        (950,608)            --             --             --             --             --
   Forward foreign currency exchange
      contracts and foreign currency
      transactions .....................              --             --        135,813             --         16,176             --
Net change in unrealized appreciation/
   (depreciation) of:
   Investments .........................    (100,778,268)   (42,884,329)   (15,568,705)   (13,596,976)   (21,258,998)   (26,154,352)
   Futures contracts ...................         133,526             --             --             --             --             --
   Forward foreign currency exchange
      contracts and other assets and
      liabilities denominated in foreign
      currencies .......................              --             --        (33,187)            --         (3,214)            --
                                           -------------  -------------  -------------  -------------  -------------  -------------
Net realized and unrealized loss on
   investments, futures contracts and
   foreign currencies ..................    (191,754,863)   (64,186,912)   (13,547,140)   (26,449,669)   (25,893,412)   (32,343,175)
                                           -------------  -------------  -------------  -------------  -------------  -------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................   $(188,609,398) $ (60,338,755) $  (8,372,042) $ (26,831,079) $ (25,008,590) $ (31,521,386)
                                           =============  =============  =============  =============  =============  =============

# For Balanced Fund, represents income from affiliated funds.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                            SMALL CAP   INTERNATIONAL    SOCIALLY
                                                 EQUITY        BALANCED        INCOME        GROWTH         EQUITY      RESPONSIBLE
                                                  FUND           FUND           FUND          FUND           FUND          FUND
                                             -------------  -------------  -------------  ------------  -------------  ------------
Operations:
Net investment income/(loss) ..............  $   3,145,465  $   3,848,157  $   5,175,098  $   (381,410) $     884,822  $    821,789
Net realized gain/(loss) on investments,
   futures contracts, forward foreign
   currency exchange contracts and foreign
   currency transactions ..................    (91,110,121)   (22,937,930)     2,054,752   (12,852,693)    (4,631,200)   (6,188,823)
Distributions from underlying funds .......             --      1,635,347             --            --             --            --
Net change in unrealized appreciation/
   (depreciation) of investments, futures
   contracts, forward foreign currency
   exchange contracts and other assets
   and liabilities denominated in
   foreign currencies .....................   (100,644,742)   (42,884,329)   (15,601,892)  (13,596,976)   (21,262,212)  (26,154,352)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Net decrease in net assets resulting from
   operations .............................   (188,609,398)   (60,338,755)    (8,372,042)  (26,831,079)   (25,008,590)  (31,521,386)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Distributions to Shareholders From:
Net investment income .....................     (3,121,578)   (12,582,403)    (5,466,491)           --       (719,012)     (883,214)
Net realized capital gains ................       (793,565)   (11,917,231)    (2,370,929)           --             --    (3,836,943)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Total distributions to shareholders .......     (3,915,143)   (24,499,634)    (7,837,420)           --       (719,012)   (4,720,157)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Capital Stock Transactions:
   (Dollars)
   Shares sold ............................     28,278,757      1,589,717     15,887,444     3,277,019      5,034,734     1,258,929
   Shares issued from merger ..............             --             --      4,105,280            --             --            --
   Shares issued as reinvestment of
      distributions .......................      3,891,019     24,499,630      7,837,416            --        719,168     4,720,155
   Shares redeemed ........................    (81,443,597)   (29,177,084)   (37,480,121)   (4,351,194)    (4,265,202)   (8,962,208)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Net increase/(decrease) in net assets
   from capital stock transactions ........    (49,273,821)    (3,087,737)    (9,649,981)   (1,074,175)     1,488,700    (2,983,124)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Net decrease in net assets ................   (241,798,362)   (87,926,126)   (25,859,443)  (27,905,254)   (24,238,902)  (39,224,667)

NET ASSETS:
Beginning of year .........................    496,132,196    243,183,882    127,463,407    58,758,405     57,092,788    83,802,457
                                             -------------  -------------  -------------  ------------  -------------  ------------
End of year ...............................  $ 254,333,834  $ 155,257,756  $ 101,603,964  $ 30,853,151  $  32,853,886  $ 44,577,790
                                             =============  =============  =============  ============  =============  ============
Undistributed net investment income at
   end of year ............................  $       3,965  $   5,314,092  $   4,724,814  $         --  $     333,821  $    821,750
                                             =============  =============  =============  ============  =============  ============
Capital Share Transactions:
   Shares sold ............................      2,013,913         87,690      1,387,859       271,641        390,016       104,391
   Shares issued from merger ..............             --             --        362,339            --             --            --
   Shares issued as reinvestment of
      distributions .......................        298,755      1,862,221        730,664            --         81,531       582,656
   Shares redeemed ........................     (5,097,194)    (1,600,842)    (3,290,906)     (345,521)      (314,259)     (676,532)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Net increase/(decrease) in
   shares outstanding .....................     (2,784,526)       349,069       (810,044)      (73,880)       157,288        10,515
                                             =============  =============  =============  ============  =============  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                            SMALL CAP   INTERNATIONAL    SOCIALLY
                                                 EQUITY        BALANCED        INCOME        GROWTH         EQUITY      RESPONSIBLE
                                                  FUND           FUND           FUND          FUND           FUND          FUND
                                             -------------  -------------  -------------  ------------  -------------  ------------
Operations:
Net investment income/(loss) ..............  $   2,835,806  $   4,823,841  $   5,819,373  $   (489,942) $     427,695  $    883,212
Affiliated mutual fund capital gain
   distributions ..........................             --     15,635,107             --            --             --            --
Net realized gain on investments, futures
   contracts, forward foreign currency
   exchange contracts and foreign currency
   transactions ...........................     54,634,027      4,040,601        179,440     6,818,565      6,761,306     5,168,067
Net change in unrealized
   appreciation/(depreciation) of
   investments, futures contracts, forward
   foreign currency exchange contracts
   and other assets and liabilities
   denominated in foreign currencies ......    (44,707,533)   (16,405,525)      (684,627)    1,070,682     (2,745,875)   (8,140,295)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Net increase/(decrease) in net assets
   resulting from operations ..............     12,762,300      8,094,024      5,314,186     7,399,305      4,443,126    (2,089,016)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Distributions to Shareholders From:
Net investment income .....................     (2,900,639)            --     (5,500,835)           --       (502,143)   (1,015,033)
Net realized capital gains ................    (52,557,526)            --       (180,560)           --     (2,949,849)   (5,040,549)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Total distributions to shareholders .......    (55,458,165)            --     (5,681,395)           --     (3,451,992)   (6,055,582)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Capital Stock Transactions:
   (Dollars)
   Shares sold ............................     14,300,679      2,378,096      6,891,244     3,520,424      6,869,233     2,679,941
   Shares issued as reinvestment of
      distributions .......................     55,114,259             --      5,681,395            --      3,451,992     6,055,582
   Shares redeemed ........................    (58,567,552)   (27,703,738)   (13,969,525)   (6,355,974)    (5,438,716)   (7,942,787)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Net increase/(decrease) in net assets from
   capital stock transactions .............     10,847,386    (25,325,642)    (1,396,886)   (2,835,550)     4,882,509       792,736
                                             -------------  -------------  -------------  ------------  -------------  ------------
Net increase/(decrease) in net assets .....    (31,848,479)   (17,231,618)    (1,764,095)    4,563,755      5,873,643    (7,351,862)

NET ASSETS:
Beginning of year .........................    527,980,675    260,415,500    129,227,502    54,194,650     51,219,145    91,154,319
                                             -------------  -------------  -------------  ------------  -------------  ------------
End of year ...............................  $ 496,132,196  $ 243,183,882  $ 127,463,407  $ 58,758,405  $  57,092,788  $ 83,802,457
                                             =============  =============  =============  ============  =============  ============
Undistributed net investment income at
   end of year ............................  $      31,841  $  12,582,402  $   5,292,997  $      1,092  $     151,078  $    883,180
                                             =============  =============  =============  ============  =============  ============
Capital Share Transactions:
   Shares sold ............................        551,300        114,271        549,799       221,280        405,566       149,206
   Shares issued as reinvestment of
      distributions .......................      2,354,302             --        467,605            --        204,866       376,357
   Shares redeemed ........................     (2,221,368)    (1,334,950)    (1,105,754)     (404,153)      (316,635)     (441,203)
                                             -------------  -------------  -------------  ------------  -------------  ------------
Net increase/(decrease) in shares
   outstanding ............................        684,234     (1,220,679)       (88,350)     (182,873)       293,797        84,360
                                             =============  =============  =============  ============  =============  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                               [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                       YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------------------
                                                                      2008          2007          2006         2005        2004
                                                                   ----------   -----------   ----------   ----------   ----------
Net asset value, beginning of year .............................   $    22.97   $     25.24   $    22.35   $    21.34   $    19.63
                                                                   ----------   -----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) .......................................         0.15          0.14         0.21         0.25         0.26
Net realized and unrealized
gain/(loss) on investments and
futures contracts ..............................................        (9.39)         0.47         3.57         1.01         1.73
                                                                   ----------   -----------   ----------   ----------   ----------
Total from investment operations ...............................        (9.24)         0.61         3.78         1.26         1.99
                                                                   ----------   -----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
From net investment income .....................................        (0.17)        (0.15)       (0.23)       (0.25)       (0.28)
From capital gains .............................................        (0.04)        (2.73)       (0.66)          --           --
                                                                   ----------   -----------   ----------   ----------   ----------
Total distributions ............................................        (0.21)        (2.88)       (0.89)       (0.25)       (0.28)
                                                                   ----------   -----------   ----------   ----------   ----------
Net asset value, end of year ...................................   $    13.52   $     22.97   $    25.24   $    22.35   $    21.34
                                                                   ==========   ===========   ==========   ==========   ==========
Total return(2) ................................................       (40.19)%        2.20%       16.92%        5.90%       10.15%
                                                                   ==========   ===========   ==========   ==========   ==========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .............................   $  254,334   $   496,132   $  527,981   $  505,499   $  535,028
Operating expenses including reimbursement/
   waiver and  excluding earnings credits ......................         1.17%         1.13%        1.00%        0.86%        0.87%
Operating expenses excluding reimbursement/
   waiver and  excluding earnings credits ......................         1.17%         1.13%        1.03%        0.93%        0.91%
Net investment income ..........................................         0.80%         0.54%        0.87%        1.15%        1.30%
Portfolio turnover rate ........................................           93%           81%         135%          44%          35%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------------------------------------
                                                                             2008        2007        2006        2005        2004
                                                                          ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of year ...................................    $   20.75   $   20.13   $   18.72   $   17.95   $   17.02
                                                                          ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) .............................................         0.35        0.39        0.41        0.11        0.38
Net realized and unrealized gain/(loss)
   on investments ....................................................        (5.94)       0.23        1.76        0.66        1.01
                                                                          ---------   ---------   ---------   ---------   ---------
Total from investment operations .....................................        (5.59)       0.62        2.17        0.77        1.39
                                                                          ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS:
From net investment income ...........................................        (1.13)         --       (0.70)         --       (0.46)
From capital gains ...................................................        (1.16)         --       (0.06)         --          --
                                                                          ---------   ---------   ---------   ---------   ---------
Total distributions ..................................................        (2.29)         --       (0.76)         --       (0.46)
                                                                          ---------   ---------   ---------   ---------   ---------
Net asset value, end of year .........................................    $   12.87   $   20.75   $   20.13   $   18.72   $   17.95
                                                                          =========   =========   =========   =========   =========
Total return(2) ......................................................       (26.68)%      3.08%      11.59%       4.29%       8.18%
                                                                          =========   =========   =========   =========   =========

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ...................................    $ 155,258   $ 243,184   $ 260,416   $ 256,819   $ 269,488
Operating expenses including
   reimbursement/waiver and
   excluding earnings credits+ .......................................         0.16%       0.09%       0.08%       0.06%       0.04%
Operating expenses excluding
   reimbursement/waiver and
   excluding earnings credits+ .......................................         0.16%       0.09%       0.10%       0.06%       0.04%
Net investment income ................................................         1.92%       1.88%       2.09%       0.60%       2.20%
Portfolio turnover rate ..............................................           30%         10%          4%          1%          6%

----------
+     These ratios do not include expenses from the underlying funds.

(1) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                               [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                            YEAR ENDED DECEMBER 31,
                                                                          ---------------------------------------------------------
                                                                             2008        2007        2006        2005        2004
                                                                          ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of year ...................................    $   12.29   $   12.36   $   12.40   $   12.16   $   12.26
                                                                          ---------   ---------   ---------   ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) .............................................         0.54        0.56        0.52        0.45        0.41
Net realized and unrealized gain/
   (loss) on investments and foreign
   currency transactions .............................................        (1.33)      (0.05)      (0.03)      (0.21)       0.19
                                                                          ---------   ---------   ---------   ---------   ---------
Total from investment operations .....................................        (0.79)       0.51        0.49        0.24        0.60
                                                                          ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS:
From net investment income ...........................................        (0.60)      (0.56)      (0.52)         --       (0.47)
From capital gains ...................................................        (0.27)      (0.02)      (0.01)         --       (0.23)
                                                                          ---------   ---------   ---------   ---------   ---------
Total distributions ..................................................        (0.87)      (0.58)      (0.53)         --       (0.70)
                                                                          ---------   ---------   ---------   ---------   ---------
Net asset value, end of year .........................................    $   10.63   $   12.29   $   12.36   $   12.40   $   12.16
                                                                          =========   =========   =========   =========   =========
Total return(2) ......................................................        (6.44)%      4.21%       3.99%       1.97%       4.94%
                                                                          =========   =========   =========   =========   =========

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ...................................    $ 101,604   $ 127,463   $ 129,228   $ 127,380   $ 127,557
Operating expenses including
   reimbursement/waiver and
   excluding earnings credits ........................................         1.05%       0.98%       1.02%       0.95%       0.91%
Operating expenses excluding
   reimbursement/waiver and
   excluding earnings credits ........................................         1.05%       1.05%       1.05%       1.00%       0.93%
Net investment income ................................................         4.52%       4.47%       4.12%       3.64%       3.25%
Portfolio turnover rate ..............................................          367%        458%        421%        765%        595%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                                     [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                            YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------
                                                               2008       2007       2006       2005       2004
                                                             --------   --------   --------   --------   --------
Net asset value, beginning of year .......................   $  16.22   $  14.24   $  12.78   $  12.33   $  11.81
                                                             --------   --------   --------   --------   --------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ...................................      (0.11)     (0.13)     (0.18)     (0.11)     (0.16)
Net realized and unrealized gain/(loss) on investments ...      (7.41)      2.11       1.64       0.56       0.68
                                                             --------   --------   --------   --------   --------
Total from investment operations .........................      (7.52)      1.98       1.46       0.45       0.52
                                                             --------   --------   --------   --------   --------
Net asset value, end of year .............................   $   8.70   $  16.22   $  14.24   $  12.78   $  12.33
                                                             ========   ========   ========   ========   ========
Total return(2) ..........................................     (46.36)%    13.91%     11.42%      3.65%      4.40%
                                                             ========   ========   ========   ========   ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .......................   $ 30,853   $ 58,758   $ 54,195   $ 52,655   $ 56,286
Operating expenses including reimbursement/waiver and
   excluding earnings credits ............................       1.64%      1.45%      1.60%      1.66%      1.58%
Operating expenses excluding reimbursement/waiver and
   excluding earnings credits ............................       1.88%      1.76%      1.76%      1.73%      1.77%
Net investment loss ......................................      (0.86)%    (0.85)%    (1.29)%    (0.94)%    (1.38)%
Portfolio turnover rate ..................................        199%       110%       240%       152%        96%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                                 [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                            YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------
                                                               2008       2007       2006       2005       2004
                                                             --------   --------   --------   --------   --------
Net asset value, beginning of year .......................   $  16.44   $  16.11   $  13.11   $  11.91   $  10.91
                                                             --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) .................................       0.25       0.13       0.07       0.10       0.03
Net realized and unrealized gain/(loss) on
   investments and foreign currency transactions .........      (7.44)      1.26       3.04       1.11       1.13
                                                             --------   --------   --------   --------   --------
Total from investment operations .........................      (7.19)      1.39       3.11       1.21       1.16
                                                             --------   --------   --------   --------   --------

LESS DISTRIBUTIONS:
From net investment income ...............................      (0.20)     (0.15)     (0.11)     (0.01)     (0.16)
From capital gains .......................................         --      (0.91)        --         --         --
                                                             --------   --------   --------   --------   --------
Total distributions ......................................      (0.20)     (1.06)     (0.11)     (0.01)     (0.16)
                                                             --------   --------   --------   --------   --------
Net asset value, end of year .............................   $   9.05   $  16.44   $  16.11   $  13.11   $  11.91
                                                             ========   ========   ========   ========   ========
Total return(2) ..........................................     (43.75)%     8.73%     23.76%     10.12%     10.61%
                                                             ========   ========   ========   ========   ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .......................   $ 32,854   $ 57,093   $ 51,219   $ 41,882   $ 39,276
Operating expenses including reimbursement/waiver and
excluding earnings credits ...............................       1.56%      2.06%      2.10%      1.71%      1.55%
Operating expenses excluding reimbursement/waiver and
excluding earnings credits ...............................       1.78%      2.26%      2.27%      1.80%      1.60%
Net investment income ....................................       1.90%      0.77%      0.49%      0.84%      0.26%
Portfolio turnover rate ..................................         27%       106%       103%        48%       161%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                                 [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                            YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------
                                                               2008       2007       2006       2005       2004
                                                             --------   --------   --------   --------   -------
Net asset value, beginning of year .......................   $  15.77   $  17.43   $  16.21   $  15.42   $ 13.79

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) .................................       0.16       0.17       0.21       0.20      0.19
Net realized and unrealized gain/(loss) on investments ...      (6.58)     (0.60)      3.12       0.59      1.64
                                                             --------   --------   --------   --------   -------
Total from investment operations .........................      (6.42)     (0.43)      3.33      0.79       1.83
                                                             --------   --------   --------   --------   -------

LESS DISTRIBUTIONS:
From net investment income ...............................      (0.17)     (0.21)     (0.22)        --(2)  (0.20)
From capital gains .......................................      (0.81)     (1.02)     (1.89)        --        --
                                                             --------   --------   --------   --------   -------
Total distributions ......................................      (0.98)     (1.23)     (2.11)        --     (0.20)
                                                             --------   --------   --------   --------   -------
Net asset value, end of year .............................   $   8.37   $  15.77   $  17.43   $  16.21   $ 15.42
                                                             ========   ========   ========   ========   =======
Total return(3) ..........................................     (40.39)%    (2.63)%    20.52%      5.13%    13.30%
                                                             ========   ========   ========   ========   =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .......................   $ 44,578   $ 83,802   $ 91,154   $ 79,445   $80,336
Operating expenses including reimbursement/waiver and
   excluding earnings credits ............................       1.32%      1.28%      1.23%      1.03%     1.01%
Operating expenses excluding reimbursement/waiver and
   excluding earnings credits ............................       1.32%      1.29%      1.32%      1.26%     1.21%
Net investment income ....................................       1.27%      0.96%      1.20%      1.29%     1.35%
Portfolio turnover rate ..................................         34%        21%        46%        28%       32%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Less than $0.01 per share.

(3) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS                                         [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.    Organization.

The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 ("1940 Act"), which offers units of beneficial ownership (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: Equity Fund, Balanced Fund, Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund (collectively the "Funds", and each a "Fund"). The financial statements for the 2015 ETF Fund, 2025 ETF Fund, and 2035 ETF Fund are included in a separate annual report. Shares of the Funds are presently offered to Horace Mann Life Insurance Company ("HMLIC") Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

FUND INVESTMENT OBJECTIVES:

EQUITY FUND -- primary, long-term capital growth; secondary, conservation of principal and production of income.

BALANCED FUND -- realization of high long-term total rate of return consistent with prudent investment risks.

INCOME FUND -- long-term total rate of return in excess of the U.S. bond market over a full market cycle.

SMALL CAP GROWTH FUND -- long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

INTERNATIONAL EQUITY FUND -- long-term growth of capital through diversified holdings of marketable foreign equity investments.

SOCIALLY RESPONSIBLE FUND -- long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

2.    Significant Accounting Policies.

SECURITY VALUATION -- A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation ("Nasdaq") System are valued at the Nasdaq official closing price. If there is no Nasdaq official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on Nasdaq) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds' pricing agent for such securities, if available, and otherwise are valued at amortized cost. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust, or the Funds' Valuation Committee. Securities whose market value using the procedures outlined above does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in the underlying funds by the Balanced Fund are valued at their net asset value as reported by the underlying funds.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

The International Equity Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor daily. FT provides a fair value for foreign securities in the International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT. These factors are used to value the International Equity Fund. In such event, it is not necessary to hold a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the International Equity Fund's Administrator and may request that a meeting of the Pricing Committee be held.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on a trade date basis. Dividend income and distributions on underlying funds are recorded on the ex-dividend date or, for certain foreign dividends, as soon the dividend information becomes available. Interest income and distributions on underlying funds, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts ("REITs") are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

The Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may dispose of such securities prior to settlement if its sub-adviser deems it appropriate to do so. Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by PNC Global Investment Servicing and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds' policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. There were no repurchase agreements as of December 31, 2008.

INVESTMENTS IN REITS -- With respect to the Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

SECURITIES LENDING -- The Equity, Income, Small Cap Growth, International Equity and the Socially Responsible Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the bor-

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

rower or a third party which is unaffiliated with the Trust and acting as a "placing broker." A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust's policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. PNC Global Investment Services ("PNCGIS"), the Funds' custodian, acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at December 31, 2008 are shown on the Statement of Assets and Liabilities. The related income from securities loaned during the period is reflected in the Statements of Operations.

MORTGAGE DOLLAR ROLLS -- The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the coun-terparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund's right to repurchase or resell securities may be limited. There were no mortgage dollar rolls as of December 31, 2008.

ADRS, EDRS AND GDRS -- The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments. The Equity Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

ASSET-BACKED AND MORTGAGE SECURITIES -- The Income Fund may invest in mortgage and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a sub-adviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower a Fund's return and result in losses to a Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations ("CMOs"). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

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--------------------------------------------------------------------------------

      o market value of investment securities, other assets and other liabilities at the daily rates of exchange and

      o purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

FUTURES CONTRACTS -- A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its expiration date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

EXPENSE POLICY -- Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or based upon another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds are allocated across the Trust and the Wilshire Mutual Funds based upon relative net assets or another reasonable basis.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

3.    Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds' investment programs. The Adviser has entered into agreements with the following sub-advisers: Equity Fund -- AllianceBernstein L.P., Madison Square Partners (formerly known as New York Life Investment Management LLC) and Pzena Investment Management, LLC; Income Fund -- Western Asset Management Company and Western Asset Management Limited; International Equity Fund -- PanAgora Asset Management, Inc. and Thomas White International, Ltd.; Small Cap Growth Fund -- Mellon Capital Management Corporation and Copper Rock Capital Partners, LLC; Socially Responsible Fund -- AllianceBernstein L.P.

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--------------------------------------------------------------------------------

Each sub-adviser's fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a sub-adviser of a Fund with multiple sub-advisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund's assets allocated to that sub-adviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such sub-adviser is not constant, and the relative amounts of fees paid to the various sub-advisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the sub-advisers results in excess profit to the Adviser. Because the Adviser will pay each sub-adviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

For the year ended December 31, 2008, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement for which it received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                                RATE ON AVERAGE
                                        RATE ON THE FIRST       DAILY NET ASSETS
                                      $1 BILLION OF AVERAGE       IN EXCESS OF
FUND                                     DAILY NET ASSETS          $1 BILLION
----                                  ---------------------     ----------------
Equity Fund .......................            0.70%                  0.60%
Balanced Fund* ....................            0.55                   0.45
Income Fund .......................            0.55                   0.45
Small Cap Growth Fund .............            1.15                   1.15
International Equity Fund .........            1.00                   0.90
Socially Responsible Fund .........            0.85                   0.75

* The Balanced Fund operates under a "fund of funds" structure, primarily investing in shares of underlying funds. The Adviser directly receives from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in underlying funds. The Adviser did not receive fees from the Balanced Fund during the year ended December 31, 2008.

For the year ended December 31, 2008, the Adviser voluntarily waived fees in the amounts listed below.

                                           ADVISORY FEES
FUND                                     VOLUNTARILY WAIVED
----                                     ------------------
Equity Fund .......................        $     --
Balanced Fund .....................              --
Income Fund .......................              --
Small Cap Growth Fund .............         104,210
International Equity Fund .........          95,301
Socially Responsible Fund .........              --

SEI Investments Global Funds Services serves as the Funds' administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Funds' transfer agent and dividend disbursing agent. PNCGIS serves as the Funds' Custodian. SEI Investments Distribution Co. serves as the Funds' distributor.

Prior to July 14, 2008, PNCGIS served as the Funds' administrator, accounting agent, and transfer agent pursuant to a services agreement.

PNCGIS was the Trust's administrator prior to July 14, 2008 and had voluntarily waived a portion of its fee during their tenure as administrator. On termination of the administration agreement in 2008, PNCGIS was entitled to recoup certain previously waived fees as a term of the administration agreement. As of June 30, 2008, PNCGIS recouped $149,217 of previously waived fees. This amount is reflected in Administration and Accounting Fees on the accompanying Statement of Operations. This amount includes fees waived of Funds that have since closed.

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DECEMBER 31, 2008
--------------------------------------------------------------------------------

SEI is the Trust's administrator subsequent to July 14, 2008 and has voluntarily waived a portion of its fee. As of Decem-ber 31 2008, SEI has waived $149,217. This amount is reflected in the Fees Waived by Administrator on the accompanying Statement of Operations.

OFFICERS AND TRUSTEES' EXPENSES -- The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers with the exception of the Trust's Chief Compliance Officer ("CCO"). The Trust and the Wilshire Mutual Funds, Inc. each pay a portion of the CCO's compensation, and related out of pocket expenses, and the Adviser pays the remainder of such compensation. Effective April 1, 2008, the Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500. Prior to April 1, 2008, the Trust and the Wilshire Mutual Funds, Inc. together paid each independent trustee an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4.    Distribution and Shareholder Services Plan.

The Funds have adopted a Rule 12b-1 distribution and shareholder services plan (the "Distribution Plan"). Pursuant to the Distribution Plan with the Funds, SEI Investments Distribution Co. (the "Distributor") receives a distribution and shareholder services fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related and shareholder services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of up to 0.25% of average daily net assets attributable to each Fund. The Distributor did not receive fees from the Balanced Fund during the year ended December 31, 2008.

5.    Security Transactions.

For the year ended December 31, 2008, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were as follows:

                                                                      PROCEEDS
FUND                                                  PURCHASES      FROM SALES
----                                                 ------------   ------------
Equity Fund ......................................   $361,608,558   $407,076,867
Balanced Fund ....................................     60,370,405     83,278,605
Income Fund ......................................     13,512,656      8,891,761
Small Cap Growth Fund ............................     87,575,111     88,423,165
International Equity Fund ........................     15,941,128     12,404,165
Socially Responsible Fund ........................     21,978,878     27,895,532

Purchases and sales of U.S. Government securities during the year ended December 31, 2008 were:

                                                                      PROCEEDS
FUND                                                  PURCHASES      FROM SALES
----                                                 ------------   ------------
Income Fund ......................................   $450,628,612   $480,850,961

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") -- In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell

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DECEMBER 31, 2008
--------------------------------------------------------------------------------

an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities.

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds' net assets as of December 31, 2008 is as follows:

                                                                                           SMALL CAP    INTERNATIONAL    SOCIALLY
                                               EQUITY       BALANCED         INCOME         GROWTH         EQUITY       RESPONSIBLE
                                                FUND          FUND            FUND           FUND+          FUND           FUND
                                            -----------    ------------   ------------   ------------   ------------   -------------
Level 1-Quoted Prices ...................   $253,191,508   $155,542,752   $  6,295,381   $ 31,079,678   $  2,938,335   $  44,420,931
Level 2-Other Significant
   Observable Inputs ....................      1,399,809             --    116,520,271             --     29,521,027              --
Level 3-Significant
   Unobservable Inputs ..................             --             --        121,720             --        339,886              --
                                            -----------    ------------   ------------   ------------   ------------   -------------
Total Market Value of Investments .......   $254,591,317   $155,542,752   $122,937,372   $ 31,079,678   $ 32,799,248   $  44,420,931
                                            ============   ============   ============   ============   ============   =============

+ The Small Cap Growth Fund had two securities categorized as Level 3, which had a market value of $0 as of December 31, 2008.

                                                                   EQUITY     INCOME
                                                                    FUND       FUND
                                                                 ---------   ---------
Level 1-Quoted Prices ........................................   $  28,928   $      --
Level 2-Other Significant Observable Inputs ..................          --    (115,270)
Level 3-Significant Unobservable Inputs ......................          --          --
                                                                 ---------   ---------
Total Market Value of Other Financial Instruments* ...........   $  28,928    (115,270)
                                                                 =========   =========

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts and forward currency contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                              INCOME     INTERNATIONAL
Investments in Securities (Market Value)                       FUND        EQUITY FUND
                                                           -----------   -------------
Balance as of December 31, 2007 ........................   $ 1,138,255   $          --
Accrued discounts/premiums .............................            --              --
Change in unrealized appreciation/(depreciation) .......            --              --
Net purchases/sales ....................................       121,720              --
Net transfers in and/or out of Level 3 .................    (1,138,255)        339,886
                                                           -----------   -------------
Balance as of December 31, 2008 ........................   $   121,720   $     339,886
                                                           ===========   =============

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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

6.    Significant Shareholder Activity.

On December 31, 2008, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

FUND
----
Equity Fund (2 omnibus shareholders) ....................................    87%
Balanced Fund (1 omnibus shareholder) ...................................   100%
Income Fund (2 omnibus shareholders) ....................................    87%
Small Cap Growth Fund (1 omnibus shareholder) ...........................    92%
International Equity Fund (1 omnibus shareholder) .......................    88%
Socially Responsible Fund (1 omnibus shareholder) .......................   100%

7.    Tax Information.

No provision for Federal income taxes is required because each Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Funds' financial statements, and therefore the Funds did not record any tax expense in the current period. If the Funds were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties. The Funds file U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Funds' U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2008, the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                                         EXPIRING DECEMBER 31
                                                      --------------------------
                                                          2010          2016
                                                      -----------   ------------
Equity Fund .......................................   $        --   $ 71,009,319
Balanced Fund .....................................            --     22,469,678
Small Cap Growth Fund .............................     2,873,880     12,009,541
International Equity Fund .........................            --      4,489,974
Socially Responsible Fund .........................            --      6,188,823

The tax character of distributions declared during the years ended December 31, 2008 and 2007 were as follows:

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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                         2008             2008             2007             2007
FUND                                                               ORDINARY INCOME   CAPITAL GAINS   ORDINARY INCOME   CAPITAL GAINS
----                                                               ---------------   -------------   ---------------   -------------
Equity Fund ....................................................     $ 3,226,528      $   688,615      $28,746,251      $26,711,914
Balanced Fund ..................................................      12,582,487       11,917,147               --               --
Income Fund ....................................................       7,837,420               --        5,681,395               --
International Equity Fund ......................................         719,012               --          525,375        2,926,617
Socially Responsible Fund ......................................         883,219        3,836,938        1,494,356        4,561,226

At December 31, 2008, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                                                                        SMALL CAP     INTERNATIONAL      SOCIALLY
                                          EQUITY         BALANCED         INCOME         GROWTH          EQUITY        RESPONSIBLE
                                           FUND            FUND            FUND           FUND            FUND             FUND
                                      -------------   -------------   -------------   -------------   -------------   -------------
Undistributed ordinary
   income/(loss) ...................  $       3,963   $   5,314,092   $   4,609,543   $          --   $     337,259   $     821,750
Accumulated capital gain/(loss) ....    (71,009,319)    (22,469,678)             --     (14,883,421)     (4,489,974)     (6,188,823)
Unrealized appreciation/
   (depreciation) ..................   (111,581,661)    (30,317,474)    (15,902,515)     (9,358,288)    (14,490,650)    (17,114,756)
                                      -------------   -------------   -------------   -----------     -------------   -------------
Total accumulated earnings/(loss) ..  $(182,587,017)  $ (47,473,060)  $ (11,292,972)  $ (24,241,709)  $ (18,643,365)  $ (22,481,829)
                                      =============   =============   =============   =============   =============   =============

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Funds as well as PFIC mark-to-market on the International Equity Fund.

The cost, unrealized appreciation and depreciation for federal tax purposes at December 31, 2008 for each Fund is as follows:

                                                                                                                     NET UNREALIZED
                                                                         TAX         UNREALIZED       UNREALIZED      APPRECIATION/
FUND                                                                    COST        APPRECIATION     DEPRECIATION    (DEPRECIATION)
----                                                                ------------    ------------    -------------    --------------
Equity Fund .....................................................   $366,172,978    $  8,955,406    $(120,537,067)   $ (111,581,661)
Balanced Fund ...................................................    185,860,226       3,288,438      (33,605,912)      (30,317,474)
Income Fund .....................................................    138,856,486       2,325,671      (18,244,785)      (15,919,114)
Small Cap Growth Fund ...........................................     40,437,966       1,772,648      (11,130,936)       (9,358,288)
International Equity Fund .......................................     47,304,532       1,115,896      (15,621,180)      (14,505,284)
Socially Responsible Fund .......................................     61,535,687       2,799,209      (19,913,965)      (17,114,756)

8.    Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications primarily include: foreign currency capital gain/(loss) to ordinary income, foreign bond bifurcation, recharacterization of distributions, excess distributions not exceeding current year earnings and profits, PFIC capital gain to ordinary income, partnership income, short-term capital gain distrubutions from underlying funds and the write off of net operating loss to paid-in-capital. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2008, the reclassifications were as follows:

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NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                        INCREASE/(DECREASE)     INCREASE/(DECREASE)
                                                                  INCREASE/(DECREASE)    UNDISTRIBUTED NET           REALIZED
FUND                                                                PAID-IN CAPITAL      INVESTMENT INCOME    CAPITAL GAINS/(LOSSES)
----                                                              -------------------   -------------------   ----------------------
Equity Fund ...................................................       $       --            $  (51,763)            $    51,763
Balanced Fund .................................................               --             1,465,936              (1,465,936)
Income Fund ...................................................               --              (276,790)                276,790
Small Cap Growth Fund .........................................         (375,767)              380,318                  (4,551)
International Equity Fund .....................................               --                16,933                 (16,933)
Socially Responsible Fund .....................................               --                    (5)                      5

9.    Fund Merger.

On December 21, 2008, the assets of the Short-Term Investment Fund were reorganized into the Income Fund. In this merger, 408,894 shares of the Short-Term Investment Fund were exchanged for 362,339 shares of the Income Fund in a taxable exchange. The value of the Short-Term Investment Fund on December 21, 2008 was $4,105,280. Upon the business combination of such Funds on December 21, 2008, the value of the Income Fund which included accumulated realized losses of $4, combined with the Short-Term Investment Fund was $96,442,706.

10.   Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Income Fund invests primarily in debt instruments. The issuers' ability to meet their obligations may be affected by the recent economic developments. In addition, the Fund's investments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

11.   New Accounting Pronouncements.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

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--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Wilshire Variable Insurance Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Fund, Balanced Fund, Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund (six series of Wilshire Variable Insurance Trust, hereafter referred to as the "Funds") at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, brokers and underlying funds' transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 2, 2009

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

A listing of the Trustees and Officers of the Trust, their ages and their principal occupations for the past five years is presented below. The address of each Trustee and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

                                            TERM OF                                           NUMBER OF
                                         OFFICE(1) AND               PRINCIPAL               FUNDS/FUNDS             OTHER
                         POSITION HELD     LENGTH OF                OCCUPATIONS               IN COMPLEX         DIRECTORSHIPS
                            WITH THE          TIME                DURING THE PAST            OVERSEEN BY            HELD BY
NAME AND AGE                 TRUST           SERVED                  FIVE YEARS                TRUSTEE              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lawrence E.              Trustee           Since 2005    President, Wilshire Associates          15        Wilshire Mutual Funds,
Davanzo, 55(2)           and                             Incorporated, October                             Inc. (6 Funds);
                         President                       2007-Present; Senior Managing                     Wilshire Associates
                                                         Director, October 2004-October                    Incorporated
                                                         2007, Wilshire Associates
                                                         Incorporated; President, 2005-
                                                         Present, Wilshire Variable
                                                         Insurance Trust; Managing
                                                         Director, August 2004- October
                                                         2004, Guggenheim Partners,
                                                         independent investor, August
                                                         2001-August 2004.

------------------------------------------------------------------------------------------------------------------------------------
                                                       NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Theodore J. Beck, 55     Trustee           Since 2008    President and Chief Executive           15        Wilshire Mutual Funds,
                                                         Officer, National Endowment for                   Inc. (6 Funds)
                                                         Financial Education (since 2005);
                                                         Associate Dean for Executive
                                                         Education and Corporate
                                                         Relationships, and President for
                                                         the Center for Advanced Studies
                                                         in Business at the University of
                                                         Wisconsin (1999-2005)

Roger A. Formisano, 59   Trustee           Since 2006    Vice President, University              15        Integrity Mutual
                                                         Medical Foundation, 2006-Present;                 Insurance Company,
                                                         formerly Director, The Center for                 Wilshire Mutual Funds,
                                                         Leadership and Applied Business,                  Inc. (6 Funds)
                                                         UW-Madison School of Business;
                                                         Principal, R.A. Formisano &
                                                         Company, LLC

Richard A. Holt, 66      Trustee           Since 2006    Retired; formerly Senior                15        Wilshire Mutual Funds,
                                                         Relationship Manager, Scudder                     Inc. (6 Funds)
                                                         Insurance Asset Management.

Suanne K. Luhn, 53       Trustee           Since 2008    Retired; formerly Chief                 15        Wilshire Mutual Funds,
                                                         Compliance Officer, Bahl & Gaynor                 Inc. (6 Funds)
                                                         (investment adviser) (1990 to
                                                         2006)

Harriet A. Russell, 66   Trustee           Since 2006    President, Greater Cincinnati           15        Greater Cincinnati
                                                         Credit Union; formerly Vice                       Credit Union Board;
                                                         President, Cincinnati Board of                    Wilshire Mutual Funds,
                                                         Education; formerly teacher,                      Inc. (6 Funds)
                                                         Walnut Hills High School.

George J. Zock, 57       Trustee,          Since 2006    Independent Consultant;                 15        Wilshire Mutual Funds,
                         Chairman                        Consultant, Horace Mann Service                   Inc. (6 Funds)
                         of the                          Corporation (2004 to 2005);
                         Board                           Executive Vice President, Horace
                                                         Mann Life Insurance Company and
                                                         Horace Mann Service Corporation
                                                         (1997 to 2003).

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

                                            TERM OF                                           NUMBER OF
                                         OFFICE(1) AND               PRINCIPAL               FUNDS/FUNDS             OTHER
                            POSITION       LENGTH OF                OCCUPATIONS               IN COMPLEX         DIRECTORSHIPS
                           HELD WITH         TIME                 DURING THE PAST            OVERSEEN BY            HELD BY
NAME AND AGE               THE TRUST        SERVED                   FIVE YEARS                OFFICER              OFFICER
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Helen Thompson, 40       Chief             Since 2004    Managing Director, Wilshire             N/A                  N/A
                         Compliance                      Associates Incorporated. (since
                         Officer and                     2003); Associate Director, First
                         Secretary                       Quadrant, L.P. (2001 to 2003);
                                                         Chief Investment Accountant,
                         Treasurer         Since 2008    Financial Controller, Company
                                                         Secretary, Associate Director,
                                                         Compliance Officer (1996 to
                                                         2003), First Quadrant Limited

(1) EACH TRUSTEE SERVES UNTIL THE NEXT SHAREHOLDERS' MEETING (AND UNTIL THE ELECTION AND QUALIFICATION OF A SUCCESSOR), OR UNTIL DEATH, RESIGNATION, REMOVAL (AS PROVIDED IN THE TRUST'S DECLARATION OF TRUST) OR RETIREMENT WHICH TAKES EFFECT NO LATER THAN THE MAY 1 FOLLOWING HIS OR HER 70TH BIRTHDAY. OFFICERS ARE ELECTED BY THE BOARD ON AN ANNUAL BASIS TO SERVE UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED.

(2) MR. DAVANZO IS AN INTERESTED PERSON BECAUSE OF HIS POSITION WITH THE TRUST'S INVESTMENT ADVISER, WILSHIRE ASSOCIATES INCORPORATED.

The Trust's Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, upon request, by calling 1-888-200-6796.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on December 19, 2008 the shareholders of the Wilshire Variable Insurance Trust voted to elect seven Board members to the Board of Trustees.

THEODORE J BECK

                                        NO. OF SHARES   % OF OUTSTANDING SHARES   % OF SHARES VOTED
                                        -------------   -----------------------   -----------------
AFFIRMATIVE .........................    37,111,444             68.593%                96.306%
WITHHOLD ............................     1,423,609              2.631%                 3.694%
                                        -------------   -----------------------   -----------------
TOTAL ...............................    38,535,053             71.224%               100.000%
                                        -------------   -----------------------   -----------------

LAWRENCE E DAVANZO

                                        NO. OF SHARES   % OF OUTSTANDING SHARES   % OF SHARES VOTED
                                        -------------   -----------------------   -----------------
AFFIRMATIVE .........................    37,232,310             68.817%                96.619%
WITHHOLD ............................     1,302,743              2.407%                 3.381%
                                        -------------   -----------------------   -----------------
TOTAL ...............................    38,535,053             71.224%               100.000%
                                        -------------   -----------------------   -----------------

ROGER A. FORMISANO

                                        NO. OF SHARES   % OF OUTSTANDING SHARES   % OF SHARES VOTED
                                        -------------   -----------------------   -----------------
AFFIRMATIVE .........................    37,215,735             68.786%                96.576%
WITHHOLD ............................     1,319,318              2.438%                 3.424%
                                        -------------   -----------------------   -----------------
TOTAL ...............................    38,535,053             71.224%               100.000%
                                        -------------   -----------------------   -----------------

RICHARD A. HOLT

                                        NO. OF SHARES   % OF OUTSTANDING SHARES   % OF SHARES VOTED
                                        -------------   -----------------------   -----------------
AFFIRMATIVE .........................    37,218,954             68.792%                96.585%
WITHHOLD ............................     1,316,099              2.432%                 3.415%
                                        -------------   -----------------------   -----------------
TOTAL ...............................    38,535,053             71.224%               100.000%
                                        -------------   -----------------------   -----------------

SUANNE K. LUHN

                                        NO. OF SHARES   % OF OUTSTANDING SHARES   % OF SHARES VOTED
                                        -------------   -----------------------   -----------------
AFFIRMATIVE .........................    37,199,756             68.756%                96.535%
WITHHOLD ............................     1,335,297              2.468%                 3.465%
                                        -------------   -----------------------   -----------------
TOTAL ...............................    38,535,053             71.224%               100.000%
                                        -------------   -----------------------   -----------------

HARRIET A RUSSELL

                                        NO. OF SHARES   % OF OUTSTANDING SHARES   % OF SHARES VOTED
                                        -------------   -----------------------   -----------------
AFFIRMATIVE .........................    37,256,681             68.862%                96.683%
WITHHOLD ............................     1,278,372              2.362%                 3.317%
                                        -------------   -----------------------   -----------------
TOTAL ...............................    38,535,053             71.224%               100.000%
                                        -------------   -----------------------   -----------------

GEORGE J. ZOCK

                                        NO. OF SHARES   % OF OUTSTANDING SHARES   % OF SHARES VOTED
                                        -------------   -----------------------   -----------------
AFFIRMATIVE .........................    37,199,808             68.757%                96.535%
WITHHOLD ............................     1,335,245              2.467%                 3.465%
                                        -------------   -----------------------   -----------------
TOTAL ...............................    38,535,053             71.224%               100.000%
                                        -------------   -----------------------   -----------------

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SHAREHOLDER VOTING RESULTS (UNAUDITED)                                    [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

At a special meeting held on December 19, 2008 the shareholders of the Wilshire Variable Insurance Trust Short-Term Investment Fund voted to approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Short-Term Investment Fund to the Income Fund in exchange for shares of the Income Fund and the assumption by the Income Fund of all the liabilities of the Short-Term Investment Fund and the distribution of such shares to the shareholders Short-Term Investment Fund in complete liquidation and termination of Short-Term Investment Fund.

The approval of the Agreement and Plan of Reorganization on behalf of the Short-Term Investment Fund

                                           NO. OF SHARES   % OF OUTSTANDING SHARES   % OF SHARES VOTED
                                           -------------   -----------------------   -----------------
AFFIRMATIVE ............................   1,028,003.107           100.000%              100.000%
AGAINST ................................              --                --                    --
ABSTAIN ................................              --                --                    --
                                           -------------   -----------------------   -----------------
TOTAL ..................................   1,028,003.107           100.000%              100.000%
                                           -------------   -----------------------   -----------------

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

During the six months ended December 31, 2008, the Board of Trustees (the "Board") of Wilshire Variable Insurance Trust (the "Trust") approved the renewal for an additional one-year term of the Trust's advisory agreement with Wilshire Associates Incorporated ("Wilshire" or the "Adviser") on behalf of the Equity Fund, Socially Responsible Fund, Small Cap Growth Fund, Income Fund, International Equity Fund and Balanced Fund (the "Funds"). The Board also approved the renewal for additional one-year terms of Wilshire Associates Incorporated's ("Wilshire") Sub-advisory Agreements with each of the following sub-advisers: AllianceBernstein L.P. (Equity Fund and Socially Responsible
Fund), Copper Rock Capital Partners, LLC (Small Cap Growth Fund), Mellon Capital Management Corporation (Small Cap Growth Fund), Madison Square Investors formerly known as New York Life Investment Management LLC (Equity Fund), PanAgora Asset Management, Inc. (International Equity Fund), Pzena Investment Management, LLC (Equity Fund), Western Asset Management Company (Income Fund) and Western Asset Management Company Limited (Income Fund). In the following text, the Advisory Agreement between the Trust and Wilshire is referred to as the "Advisory Agreement," the sub-advisers are referred to as "Sub-advisers" and the Sub-advisory Agreements between Wilshire and each Sub-adviser are referred to as "Sub-advisory Agreements."

The information in this summary outlines the Board's considerations associated with its approval of the Advisory Agreement and each of the Sub-advisory Agreements. In connection with its deliberations regarding the continuation of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire under the existing advisory arrangements; with respect to Wilshire, comparative fees and expense ratios as prepared by Wilshire; the profits to be realized by Wilshire and the Sub-advisers; the extent to which Wilshire and the Sub-advisers realize economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire and the Sub-advisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees") discussed the renewal of the Advisory Agreement with management and in private sessions with counsel at which no representatives of Wilshire were present and discussed the renewal of the Sub-advisory Agreements with management and in private sessions with counsel at which no representatives of the Sub-advisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Trustees. In deciding to approve renewal of the Advisory Agreement and the Sub-advisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded, after reviewing the factors, in favor of such approval.

INFORMATION REQUESTED AND RECEIVED
----------------------------------

The Board, including all the Independent Trustees, considered the renewal of the Sub-advisory Agreements pursuant to a process that concluded at the Board's August 22, 2008 meeting and the renewal of the Advisory Agreement pursuant to a process that concluded at the Board's December 5, 2008 meeting, in each case following an extensive process. At the direction of the Independent Trustees, counsel to the Trust and the Independent Trustees sent memoranda to the Adviser requesting information regarding the Sub-advisory Agreements and the Advisory Agreement to be provided to the Trustees in advance of a meeting of the Contract Review Committee (which is comprised of all the Independent Trustees) held on August 21, 2008 and December 4 and 5, 2008, respectively. Based upon a review of such information, counsel sent follow-up memoranda, on behalf of the Independent Trustees, requesting additional information to be considered at the August 21, 2008 and December 4 and 5, 2008 meetings.

In response to the requests for information, the Trustees received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund,
(iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies, and (vii) benefits realized by the Adviser from its relationship with each Fund. The Trustees received information from the Adviser regarding the factors underlying its recommendations to continue each Sub-advisory Agreement. The Trustees also received information from each Sub-adviser as to each Fund it managed describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of the Sub-adviser in connection with the Fund; (iii) the financial con-

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS                    [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

dition of the Sub-adviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) where applicable, comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients; and (vii) benefits realized by the Sub-adviser from its relationship with the Fund. At each meeting, the Independent Trustees also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on August 21, 2008 and December 4 and 5, 2008, as applicable, to discuss the information provided. With respect to Wilshire, it also considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Trustees), which met on December 4, 2008 to review data Wilshire had prepared on performance. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to renew the Advisory and Sub-advisory Agreements and recommended to the Board that such Advisory and Sub-advisory Agreements be renewed. At its meetings on August 21, 2008 and December 5, 2008, as applicable, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

NATURE, EXTENT AND QUALITY OF SERVICES -- WILSHIRE
--------------------------------------------------

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser, noting that the Adviser performs administrative functions on behalf of the Funds and engages and oversees sub-advisers to manage the assets of the Funds, except for the Balanced Fund which has a fund-of-funds structure. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance programs established by the Adviser and the level of compliance maintained for the Funds. The Board concluded that appropriate resources were being provided under the agreements to administer the Trust's affairs. The Board reviewed the processes used by the Adviser to select, monitor and replace sub-advisers. The Board concluded that the Adviser was successful in negotiating favorable sub-advisory agreements on behalf of the sub-advised Funds. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating sub-advisers. The Board also reviewed the Adviser's financial condition. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund are satisfactory.

The Board reviewed information on the performance of each Fund for one-, three-, five- and ten-year periods, as applicable, along with performance information of a relevant securities index for the same periods, and a peer group of funds for one-, three- and five-year periods. For the Socially Responsible Fund, the Board determined that performance was satisfactory, noting that over longer periods the Fund's performance was competitive as compared to its peer group and that it had outperformed its benchmark. For the International Equity Fund, the Board determined that performance was satisfactory, noting that for the one-year period it outperformed its benchmark and was competitive as compared to its peer group. For the Income Fund, the Board determined that performance was satisfactory, noting that the Fund's performance was competitive as compared to its peer group. In addition, the Board noted the unusual volatility in the credit market had negatively impacted the performance of the Income Fund. For the Equity, Balanced and Small Cap Growth Funds, the Board noted that each Fund had underperformed its benchmark and peer group for all periods, but that performance for the current one-year period had improved over the longer-term performance. The Board noted that Wilshire is developing proposals to address the investment performance of the Equity Fund, Balanced Fund and Small Cap Growth Fund, and concluded that it was appropriate to approve the continuation of the Advisory Agreement with respect to such Funds while Wilshire developed such proposals. The Board also noted that the Balanced Fund's underperformance was due to the performance of the underlying funds.

ADVISORY FEES
-------------

The Board reviewed each Fund's advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of a peer group of funds. The Board determined that the advisory fee and expense ratio for each Fund were within a competitive range. Although the Board noted that the Equity Fund, Income Fund,

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS                    {LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

Socially Responsible Fund, Small Cap Growth Fund and International Equity Fund have relatively high contractual advisory fees in comparison to their peer groups, the Board recognized that the advisory fees charged to the Funds are primarily driven by the sub-advisory fees paid, which the Board concluded were at competitive levels. The Board also noted that the Equity Fund's total expense ratio is competitive as compared to its peer group. In addition, the Board noted that pursuant to the Trust's current arrangement with the Adviser, the Adviser voluntarily waives a portion of its advisory fees with respect to the Small Cap Growth Fund and the International Equity Fund. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding fees charged by the Adviser to other registered investment companies advised by the Adviser and similar to certain Funds and determined such fees were comparable to those of the applicable funds. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

PROFITABILITY TO WILSHIRE AND ECONOMIES OF SCALE
------------------------------------------------

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund's asset size, each Fund's expense ratio, the advisory fee waivers and/or expense reimbursements currently in place and whether the investment process produced economies of scale. The Board noted that the advisory fee for all Funds other than the Small Cap Growth Fund include a breakpoint. The Board concluded that each Fund's advisory fee reasonably reflected appropriate recognition of any economies of scale.

FALL-OUT BENEFITS -- WILSHIRE
-----------------------------

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

NATURE, EXTENT AND QUALITY OF SERVICES -- SUB-ADVISERS
------------------------------------------------------

As to each Sub-advisory Agreement, the Board considered the nature, extent and quality of services provided. The Board considered the reputation, qualifications and background of the Sub-adviser, investment approach of the Sub-adviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Sub-adviser's compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Adviser's oversight program, which concluded that each Sub-adviser was providing reasonable services and recommended that each Sub-advisory Agreement for each Fund be continued.

The Board reviewed information comparing each Sub-adviser's investment performance to a relevant benchmark. Based upon all relevant factors, the Board concluded that the investment performance of Madison Square Investors with respect to the Equity Fund and PanAgora with respect to the International Equity Fund met or exceeded acceptable levels of investment performance and, therefore, was satisfactory. The Board determined that, although Copper Rock with respect to the Small Cap Growth Fund had underperformed for longer time periods, recent outperformance resulted in a conclusion that performance was satisfactory. The Board also determined that, although Western Asset and Western Asset Limited had underperformed with respect to the Income Fund over recent periods, long term outperformance resulted in a conclusion that performance was satisfactory. The Board noted AllianceBernstein's underperformance with respect to the Equity Fund over certain periods following AllianceBernstein's change in investment strategy in August 2006, but concluded that performance was satisfactory due to recent outperformance. The Board noted AllianceBernstein's underperformance as to a non socially screened benchmark with respect to the Socially Responsible Fund for most recent periods reviewed, but determined to recommend continuation of the Sub-advisory Agreement given the effect the socially responsible screen has had on the Fund's performance, particularly over such recent time periods. The Board determined to approve continuation of Mellon Capital's Sub-advisory Agreement with respect to the Small Cap Growth Fund even though Mellon Capital underperformed for all periods reviewed, given Mellon Capital's mandate to deliver an enhanced

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS                    [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

index style of management to the Fund and Wilshire's assessment that Mellon Capital was performing in line with expectations. The Board noted that Pzena with respect to the Equity Fund had underperformed for all periods reviewed. The Board reviewed additional historical performance data for accounts managed by Pzena that are similar to Pzena's portion of the Equity Fund, which showed that Pzena's performance was cyclical. Based upon the additional information reviewed and Wilshire's strong recommendation to renew the agreement based upon its evaluation of the quality and long-term track record of Pzena, the Board determined to approve continuation of the Sub-advisory Agreement with Pzena.

SUB-ADVISORY FEES
-----------------

The Board considered each Fund's sub-advisory fees. The Board evaluated the competitiveness of the sub-advisory fees based upon data supplied by each Sub-adviser about the fees charged to other clients. The Board also considered that the sub-advisory fee rates were negotiated at arm's length between the Adviser and each Sub-adviser, that the Adviser compensates the Sub-adviser from its fees, and that the aggregate advisory fee was deemed reasonable by the Board.

For the Sub-advisers that reported fees for "Other Clients" with comparable investment policies and services, the Board noted that most Sub-advisers did not charge higher fees to the Adviser for the Funds than were charged to their Other Clients. For those Sub-advisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the sub-advisory fees for each Fund were reasonable.

PROFITABILITY TO THE SUB-ADVISERS
---------------------------------

The Board noted that the Adviser compensates each Sub-adviser from its own advisory fees and that the fees were negotiated at arm's length between the Adviser and each Sub-adviser. In addition, the Board noted that the revenues to the various Sub-advisers were limited due to the size of the Funds. The Board took these factors into account in concluding that the sub-advisory fees were reasonable.

ECONOMIES OF SCALE -- SUB-ADVISERS
----------------------------------

The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each Fund and whether the sub-advisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective sub-advisory fee rate for each Fund under the Sub-advisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

FALL-OUT BENEFITS -- SUB-ADVISERS
---------------------------------

The Board also considered the character and amount of other incidental benefits received by each Sub-adviser. The Board considered each Sub-adviser's soft dollar practices and, if applicable, use of affiliated brokerage. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Sub-advisory Agreement were reasonable.

CONCLUSION
----------

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and each Sub-advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement and each Sub-advisory Agreement is in the best interests of each Fund.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
TAX INFORMATION
--------------------------------------------------------------------------------

Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

FUND                                                     PERCENTAGE
----                                                     ----------
Equity Fund ..........................................        96.79%
International Equity Fund ............................         0.03%
Socially  Responsible Fund ...........................       100.00%

The Funds designate long-term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows:

FUND
----
Equity Fund ........................................   $    688,615
Balanced Fund ......................................     11,917,147
Socially Responsible Fund ..........................      3,836,943

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
ANNUAL REPORT                                                             [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
Equity Fund
Balanced Fund
Income Fund
Small Cap Growth Fund
International Equity Fund
Socially Responsible Fund

BOARD OF TRUSTEES
Theodore J. Beck
Roger A. Formisano
Richard A. Holt
Harriet A. Russell
Suanne K. Luhn
Lawrence E. Davanzo
George J. Zock
CHAIRMAN OF THE BOARD

OFFICERS OF THE FUNDS
Lawrence E. Davanzo
PRESIDENT

Helen Thompson
SECRETARY, TREASURER AND CHIEF COMPLIANCE OFFICER

--------------------------------------------------------------------------------

ADMINISTRATOR
SEI Investment Global Funds Services*
1 Freedom Valley Drive
Oaks, PA 19456

TRANSFER AGENT
DST Systems, Inc.*
Wilshire Mutual Funds
P.O. Box 219512
Kansas City, MO 64121-9512

INVESTMENT ADVISER
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

CUSTODIAN
PNC Global Investment Servicing
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

INVESTMENT SUBADVISERS

AllianceBernstein L.P.
767 Fifth Avenue
New York, NY 10153

Copper Rock Capital Partners, LLC
200 Clarendon Street
Boston, MA 02116

Madison Square Investors
51 Madison Avenue
New York, NY 15258

Mellon Capital Management Corporation
1633 Broadway, 13th Floor
New York, NY 10019

PanAgora Asset Management, Inc.
260 Franklin Street, 22nd Floor
Boston, MA 02110

Pzena Investment Management, LLC
120 West 45th Street
New York, NY 10036

Thomas White International, Ltd.
440 South LaSalle Street, Suite 3900
Chicago, IL 60605

Western Asset Management Company
117 E. Colorado Blvd., Suite 600
Pasadena, CA 91105

Western Asset Management Limited
155 Bishopsgate, London England
EC2M 3XG

* Effective July 14, 2008.

[LOGO] WILSHIRE VARIABLE INSURANCE TRUST

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

                                                                 WIL-AR-002-0100

--------------------------------------------------------------------------------

                    [LOGO] WILSHIRE VARIABLE INSURANCE TRUST

                                  ANNUAL REPORT

                                  2015 ETF FUND
                                  2025 ETF FUND
                                  2035 ETF FUND

                                DECEMBER 31, 2008
                                -----------------

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Shareholder Letter ........................................................    1
Fund Commentaries .........................................................    2
Disclosure of Fund Expenses ...............................................    8
Schedules of Investments ..................................................   10
Statements of Assets and Liabilities ......................................   11
Statements of Operations ..................................................   12
Statements of Changes in Net Assets .......................................   13
Financial Highlights ......................................................   15
Notes to the Financial Statements .........................................   18
Report of Independent Registered Public Accounting Firm ...................   24
Board Approval of Advisory Agreement ......................................   25
Additional Fund Information ...............................................   27
Tax Information ...........................................................   30
Shareholder Voting Results ................................................   31

                ------------------------------------------------

SHARES OF THE WILSHIRE VARIABLE INSURANCE TRUST ARE SOLD ONLY AS THE UNDERLYING
  INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES. THIS
   REPORT IS AUTHORIZED FOR USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S
    SHARES ONLY IF ACCOMPANIED OR PRECEDED BY THE TRUST'S CURRENT PROSPECTUS.

     Shares of the Wilshire Variable Insurance Trust are distributed by SEI
                          Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this annual report to shareholders of the Wilshire Variable Insurance Trust (the "Trust") Target Maturity Funds (the "Funds"). This report covers the period from January 1, 2008, to December 31, 2008 (the "Period"), for the 2015 Fund, 2025 Fund, and the 2035 Fund.

MARKET ENVIRONMENT

As 2008 came to a close investors learned the unsurprising news that the U.S. has been in a recession since December 2007. This announcement was mirrored in 2008's GDP, which was negative three out of four quarters and ended the fourth quarter with a 3.8% decline. Real economic growth was 1.3% this year and CPI rose 0.1%, the smallest calendar year increase since 1954. Unemployment reached 6.7%, the highest level since 1993, and the housing market continued to struggle with the S&P Case-Shiller 20-city index off (18)% in October from a year earlier. Crude oil futures swung wildly in 2008, peaking at $145 a barrel in July and ending the year under $40 a barrel.

2008 marked one of the most challenging periods for equity investors in memory. The broad U.S. stock market, as measured by the Dow Jones Wilshire 5000SM, retreated 37%, marking its worst year since 1931. The financial consequences stemming from the housing crisis permeated every segment of the domestic equity market this year and no sector was spared. Iconic, blue chip companies like AIG and General Electric suffered huge losses in 2008, and generally speaking large companies underperformed their smaller counterparts for the year. As 2008 progressed and general financial conditions worsened, investors reevaluated their positions and scaled back growth expectations. As a result, growth companies fell harder than value companies for the year. Several cyclical sectors were among the worst hit in 2008, notably Financials, Energy, and Materials. Less cyclical sectors such as Health Care benefited from investors' gradual shift into a more defensive posture.

Trends witnessed over the past several years in international stock performance were reversed in 2008 as international equities underperformed U.S. stocks for the year. Developed non-U.S. markets returned (43)% in 2008, as measured by the MSCI EAFE index, characteristic of the deteriorating economic and investor sentiments within these global markets. Worse yet was the performance of fast growing emerging markets. In recent years emerging markets, led by the BRIC's (Brazil, Russia, India, and China), have enjoyed rapid economic development and expanding international trade. The global slowdown of 2008 however cast a dark cloud of uncertainty over the future growth prospects of these economies and for the year the MSCI Emerging Market index suffered a loss of (53)%.

The volatility in the equities markets was mirrored in the bond market for year. Investors' persistent flight to quality from risky assets into U.S. Treasury bonds materially affected fixed income market returns. For the year, the Barclays Capital Aggregate Bond index returned 5.24%. Except for Treasury bonds, virtually all fixed income securities performed poorly with non-investment grade bonds declining 26% for the year. The market's immediate haste to raise liquidity has created value opportunities for disciplined investors. However, the lack of broad market commitment has penalized long-term investors as we witnessed many of the largest bond funds in the country underperform the broad fixed income market.

FUND PERFORMANCE OVERVIEW

The panic and indiscriminate selling of stocks that characterized 2008 significantly impacted our funds' performance and resulted in all of our funds declining for the year. We are disappointed by the performance of the market and our funds and recognize that the immediate terrain will be challenging. However, it is our belief that as markets begin the healing process in 2009, it will be the patient and disciplined investors who will be rewarded on the upside.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

/s/ Lawrence E. Davanzo

Lawrence E. Davanzo
President

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF FUND                                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

   ONE YEAR ENDED 12/31/08 ..........................................   (24.18)%
   INCEPTION (05/1/06) THROUGH 12/31/08 .............................    (6.51)%

                             COMPARATIVE PERFORMANCE

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            2015 ETF FUND AND THE BLENDED BENCHMARK THROUGH 12/31/08.

                                  [LINE GRAPH]

Initial Investment Date 4/30/06  DEC 06    DEC 07   DEC 08
                                 -------   ------   ------
          2015 ETF Fund $10,000  $10,540  $11,022   $8,357
  Blended Benchmark (1) $10,000  $10,625  $11,324   $9,070

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR FUND REDEMPTIONS.

(1) THE BLENDED BENCHMARK IS BASED ON THE FUND'S TARGET ALLOCATION AND IS COMPRISED OF 32% S&P 500 INDEX, 8% RUSSELL 2000 GROWTH INDEX, 11% MSCI EAFE INDEX, 22% BARCLAYS CAPITAL AGGREGATE BOND INDEX AND 27% TREASURY BILL INDEX. THE S&P 500 INDEX IS AN INDEX COMPRISED OF 500 U.S. STOCKS. THE RUSSELL 2000 GROWTH INDEX IS AN INDEX COMPRISED OF THE RUSSELL 2000 GROWTH SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE MSCI EAFE INDEX IS A CAPITALIZATION WEIGHTED MEASURE OF STOCK MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST. THE BARCLAYS CAPITAL AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF INVESTMENT GRADE FIXED-RATED DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH A MATURITY OF ONE YEAR OR MORE. THE TREASURY BILL INDEX CONSISTS OF U.S. TREASURY BILLS WITH 90 DAY MATURITIES. ALL INDICES ARE UNMANAGED. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

Since inception, certain fees and expenses were waived and reimbursed. For the year ended December 31, 2008, fees totaling 0.55% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF FUND                                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              56.0%
WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              25.6%
WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND                10.9%
WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND                     7.5%

The 2015 ETF Fund's investment objective is to provide capital appreciation and maximize total return until its target retirement date. Thereafter, the 2015 ETF Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2015 ETF Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations will vary from time to time.

The 2015 ETF Fund returned (24.18)% for the year ended December 31, 2008 (the "Period"). The Fund's performance was hampered during the Period by its significant exposure to domestic and international equities. No style or size segment of the global equity market was immune to the wreckage of the financial crisis. The Fund's investment in fixed income provided some relief to investors in this volatile environment as the WVIT Income Fund performed better than the global equity markets. Investors' objectives of seeking current income and capital appreciation are balanced in the Fund's portfolio, which maintained approximately 56.1% of its assets in high credit quality intermediate-term and short-term bond investments while investing the remaining 43.9% in diversified domestic and international equities.

THE 2015 ETF FUND ATTEMPTS TO ACHIEVE ITS OBJECTIVES BY INVESTING IN OTHER FUNDS. YOU MAY INVEST IN THE UNDERLYING FUNDS DIRECTLY. BY INVESTING IN THE UNDERLYING FUNDS INDIRECTLY THROUGH THE 2015 ETF FUND, YOU WILL INCUR NOT ONLY THE EXPENSES OF THE UNDERLYING FUNDS, BUT ALSO THE EXPENSES OF THE 2015 ETF FUND. THE 2015 ETF FUND IS SUBJECT TO THE RISKS OF THE UNDERLYING FUNDS IT HOLDS.

* BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2025 ETF FUND                                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

      ONE YEAR ENDED 12/31/08 .......................................   (28.11)%
      INCEPTION (05/1/06) THROUGH 12/31/08 ..........................    (8.23)%

                             COMPARATIVE PERFORMANCE
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
          THE 2025 ETF FUND AND THE BLENDED BENCHMARK THROUGH 12/31/08.

                                  [LINE GRAPH]

Initial Investment Date 4/30/06   DEC 06    DEC 07    DEC 08
                                  ------    ------    ------
          2025 ETF Fund $10,000   $10,600  $11,062    $7,953
  Blended Benchmark (1) $10,000   $10,680  $11,385    $8,634

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR FUND REDEMPTIONS.

(1) THE BLENDED BENCHMARK IS BASED ON THE FUND'S TARGET ALLOCATION AND IS COMPRISED OF 42% S&P 500 INDEX, 9% RUSSELL 2000 GROWTH INDEX, 11% MSCI EAFE INDEX, 20% BARCLAYS CAPITAL AGGREGATE BOND INDEX AND 18% TREASURY BILL INDEX. THE S&P 500 INDEX IS AN INDEX COMPRISED OF 500 U.S. STOCKS. THE RUSSELL 2000 GROWTH INDEX IS AN INDEX COMPRISED OF THE RUSSELL 2000 GROWTH SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE MSCI EAFE INDEX IS A CAPITALIZATION WEIGHTED MEASURE OF STOCK MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST. THE BARCLAYS CAPITAL AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF INVESTMENT GRADE FIXED-RATED DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH A MATURITY OF ONE YEAR OR MORE. THE TREASURY BILL INDEX CONSISTS OF U.S. TREASURY BILLS WITH 90 DAY MATURITIES. ALL INDICES ARE UNMANAGED. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

Since inception, certain fees and expenses were waived and reimbursed. For the year ended December 31, 2008, fees totaling 0.63% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2025 ETF FUND                                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              42.4%
WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              37.0%
WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND                12.1%
WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND                     8.5%

The 2025 ETF Fund's investment objective is to provide capital appreciation and maximize total return until its target retirement date. Thereafter, the 2025 ETF Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2025 ETF Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations will vary from time to time.

The 2025 ETF Fund returned (28.11)% for the year ended December 31, 2008 (the "Period"). The Fund's performance was hampered during the Period by its exposure to domestic and international equities. No style or size segment of the global equity market was immune to the wreckage of the financial crisis. The Fund's investment in fixed income provided some relief to investors in this volatile environment as the WVIT Income Fund performed better than the global equity markets. Investors' objectives of seeking current income and capital appreciation are balanced in the Fund's portfolio, which maintained approximately 42.4% of its assets in high credit quality intermediate-term and short-term bond investments while investing the remaining 57.6% in diversified domestic and international equities.

THE 2025 ETF FUND ATTEMPTS TO ACHIEVE ITS OBJECTIVES BY INVESTING IN OTHER FUNDS. YOU MAY INVEST IN THE UNDERLYING FUNDS DIRECTLY. BY INVESTING IN THE UNDERLYING FUNDS INDIRECTLY THROUGH THE 2025 ETF FUND, YOU WILL INCUR NOT ONLY THE EXPENSES OF THE UNDERLYING FUNDS, BUT ALSO THE EXPENSES OF THE 2025 ETF FUND. THE 2025 ETF FUND IS SUBJECT TO THE RISKS OF THE UNDERLYING FUNDS IT HOLDS.

* BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2035 ETF FUND                                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN

      ONE YEAR ENDED 12/31/08 .......................................   (33.00)%
      INCEPTION (05/1/06) THROUGH 12/31/08 ..........................   (10.64)%

                             COMPARATIVE PERFORMANCE
           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            2035 ETF FUND AND THE BLENDED BENCHMARK THROUGH 12/31/08.

                                  [LINE GRAPH]

            Initial Investment Date 4/30/06  DEC 06   DEC 07   DEC 08
                                             ------   ------   ------
                      2035 ETF Fund $10,000  $10,570  $11,057  $7,408
              Blended Benchmark (1) $10,000  $10,745  $11,453  $7,823

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR FUND REDEMPTIONS.

(1) THE BLENDED BENCHMARK IS BASED ON THE FUND'S TARGET ALLOCATION AND IS COMPRISED OF 57% S&P 500 INDEX, 13% RUSSELL 2000 GROWTH INDEX, 12% MSCI EAFE INDEX, 10% BARCLAYS CAPITAL AGGREGATE BOND INDEX AND 8% TREASURY BILL INDEX. THE S&P 500 INDEX IS AN INDEX COMPRISED OF 500 U.S. STOCKS. THE RUSSELL 2000 GROWTH INDEX IS AN INDEX COMPRISED OF THE RUSSELL 2000 GROWTH SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE MSCI EAFE INDEX IS A CAPITALIZATION WEIGHTED MEASURE OF STOCK MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST. THE BARCLAYS CAPITAL AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF INVESTMENT GRADE FIXED-RATED DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH A MATURITY OF ONE YEAR OR MORE. THE TREASURY BILL INDEX CONSISTS OF U.S. TREASURY BILLS WITH 90 DAY MATURITIES. ALL INDICES ARE UNMANAGED. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

Since inception, certain fees and expenses were waived and reimbursed. For the year ended December 31, 2008, fees totaling 1.14% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2035 ETF FUND                                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND                              51.8%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND                              20.2%
WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND                17.2%
WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND                    10.8%

The 2035 ETF Fund's investment objective is to provide capital appreciation and maximize total return until its target retirement date. Thereafter, the 2035 ETF Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2035 ETF Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations will vary from time to time.

The 2035 ETF Fund returned (33.00)% for the year ended December 31, 2008 (the "Period"). The Fund's performance was hampered during the Period by its exposure to domestic and international equities. No style or size segment of the global equity market was immune to the wreckage of the financial crisis. The Fund's investment in fixed income provided some relief to investors in this volatile environment as the WVIT Income Fund performed better than the global equity markets. Investors' objectives of seeking current income and capital appreciation are balanced in the Fund's portfolio, which maintained approximately 51.7% of its assets in high credit quality intermediate-term and short-term bond investments while investing the remaining 48.3% in diversified domestic and international equities.

THE 2035 ETF FUND ATTEMPTS TO ACHIEVE ITS OBJECTIVES BY INVESTING IN OTHER FUNDS. YOU MAY INVEST IN THE UNDERLYING FUNDS DIRECTLY. BY INVESTING IN THE UNDERLYING FUNDS INDIRECTLY THROUGH THE 2035 ETF FUND, YOU WILL INCUR NOT ONLY THE EXPENSES OF THE UNDERLYING FUNDS, BUT ALSO THE EXPENSES OF THE 2035 ETF FUND. THE 2035 ETF FUND IS SUBJECT TO THE RISKS OF THE UNDERLYING FUNDS IT HOLDS.

* BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES                                               [LOGO]
FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                        Beginning     Ending
                                         Account      Account                         Expenses Paid
                                          Value        Value       Expense            During Period
                                       07/01/2008   12/31/2008   Ratio(1)(2)   07/01/2008-12/31/2008(3)(4)
                                       ----------   ----------   -----------   ---------------------------
2015 ETF FUND
----------------------------------------------------------------------------------------------------------
Actual Fund Return .................   $ 1,000.00   $   817.20      0.51%                 $ 2.33
Hypothetical 5% Return .............   $ 1,000.00   $ 1,022.62      0.51%                 $ 2.59

2025 ETF FUND
----------------------------------------------------------------------------------------------------------
Actual Fund Return .................   $ 1,000.00   $   786.90      0.50%                 $ 2.25
Hypothetical 5% Return .............   $ 1,000.00   $ 1,022.62      0.50%                 $ 2.54

2035 ETF FUND
----------------------------------------------------------------------------------------------------------
Actual Fund Return .................   $ 1,000.00   $   750.20      0.51%                 $ 2.24
Hypothetical 5% Return .............   $ 1,000.00   $ 1,022.62      0.51%                 $ 2.59

(1)   THE EXPENSE RATIO DOES NOT INCLUDE THE EXPENSES OF THE UNDERLYING FUNDS.

(2)   ANNUALIZED, BASED ON THE FUND'S EXPENSES FOR THE PERIOD.

(3) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 366.

(4)   EXPENSES SHOWN DO NOT INCLUDE ANNUITY CONTRACT FEES.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULES OF INVESTMENTS                                DECEMBER 31, 2008 [LOGO]

--------------------------------------------------------------------------------

                                  2015 ETF FUND
                                  -------------

  Shares                                                             Value
----------                                                      ---------------
INVESTMENTS IN UNDERLYING FUNDS -- 94.7%
   731,737   Wilshire Variable Insurance Trust Income
             Fund (A)* ......................................   $     7,778,368
   262,469   Wilshire Variable Insurance Trust
             Equity Fund* ...................................         3,548,580
   167,523   Wilshire Variable Insurance Trust International
             Equity Fund* ...................................         1,516,084
   120,403   Wilshire Variable Insurance Trust Small Cap
             Growth Fund* ...................................         1,047,510
                                                                ---------------
Total Investments in Underlying Funds -- 94.7%
(Cost $18,895,622) ..........................................        13,890,542
                                                                ---------------

CASH EQUIVALENT -- 5.9%
   864,519   PNC Institutional Money Market Trust,
             0.05% (B) ......................................           864,519
                                                                ---------------
Total Cash Equivalent
(Cost $864,519) .............................................           864,519
                                                                ---------------
Total Investments -- 100.6%
(Cost $19,760,141) ..........................................        14,755,061

Other Assets & Liabilities, Net -- (0.6)% ...................          (81,474)
                                                                ---------------
NET ASSETS -- 100.0% ........................................   $    14,673,587
                                                                ===============

                                  2025 ETF FUND
                                  -------------

  Shares                                                             Value
----------                                                      ---------------
INVESTMENTS IN UNDERLYING FUNDS -- 92.0%
   355,101   Wilshire Variable Insurance Trust Income
             Fund* ..........................................   $     3,774,729
   243,855   Wilshire Variable Insurance Trust Equity
             Fund* ..........................................         3,296,925
   119,362   Wilshire Variable Insurance Trust
             International Equity Fund* .....................         1,080,225
    86,975   Wilshire Variable Insurance Trust Small Cap
             Growth Fund* ...................................           756,679
                                                                ---------------
Total Investments in Underlying Funds -- 92.0%
(Cost $12,653,297) ..........................................         8,908,558
                                                                ---------------

CASH EQUIVALENT -- 7.9%
   764,783   PNC Institutional Money Market Trust,
             0.05% (B) ......................................           764,783
                                                                ---------------
Total Cash Equivalent
(Cost $764,783) .............................................           764,783
                                                                ---------------

Total Investments -- 99.9%
(Cost $13,418,080) ..........................................         9,673,341

Other Assets & Liabilities, Net -- 0.1% .....................             5,778
                                                                ---------------
NET ASSETS -- 100.0% ........................................   $     9,679,119
                                                                ===============

                                  2035 ETF FUND
                                  -------------

  Shares                                                             Value
----------                                                      ---------------
INVESTMENTS IN UNDERLYING FUNDS -- 88.4%
   268,077   Wilshire Variable Insurance Trust Equity
             Fund* ..........................................   $     3,624,401
   133,352   Wilshire Variable Insurance Trust Income
             Fund* ..........................................         1,417,527
   132,746   Wilshire Variable Insurance Trust
             International Equity Fund* .....................         1,201,354
    87,155   Wilshire Variable Insurance Trust
             Small Cap Growth Fund* .........................           758,252
                                                                ---------------

Total Investments in Underlying Funds -- 88.4%
(Cost $10,585,387) ..........................................         7,001,534
                                                                ---------------

CASH EQUIVALENT -- 11.2%
   890,637   PNC Institutional Money Market
             Trust, 0.05% (B) ...............................           890,637
                                                                ---------------

Total Cash Equivalent
(Cost $890,637) .............................................           890,637
                                                                ---------------

Total Investments -- 99.6%
(Cost $11,476,024) ..........................................         7,892,171

Other Assets & Liabilities, Net -- 0.4% .....................            30,716
                                                                ---------------
NET ASSETS -- 100.0% ........................................   $     7,922,887
                                                                ===============

----------
*     Affiliated Fund

(A) The Fund's investment in the Wilshire Variable Insurance Trust Income Fund represents greater than 50% of the Fund's total investments. The Wilshire Variable Insurance Trust Income Fund seeks long-term total rate of return in excess of the U.S. bond market over a full market cycle. For further financial information, available upon request at no charge, on the Wilshire Variable Insurance Trust Income Fund, please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-888-200-6796.

(B)   Rate shown is the 7-day effective yield at December 31, 2008.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES                                     [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                           2015 ETF       2025 ETF       2035 ETF
                                                                                             FUND           FUND           FUND
                                                                                         ------------   ------------   ------------
ASSETS:
Investments, at cost (Note 2) ........................................................   $ 19,760,141   $ 13,418,080   $ 11,476,024
Investments in affiliated funds, at value (Note 2), See accompanying schedules .......   $ 13,890,542   $  8,908,558   $  7,001,534
Investments, at value (Note 2), ......................................................        864,519        764,783        890,637
Receivable for Fund shares sold ......................................................         14,303         25,929         47,364
Due from Administrator ...............................................................         12,467          3,007          6,278
Dividends and interest receivable ....................................................             77             67             70
                                                                                         ------------   ------------   ------------
Total Assets .........................................................................   $ 14,781,908   $  9,702,344   $  7,945,883
                                                                                         ------------   ------------   ------------
LIABILITIES:
Payable for Fund shares redeemed .....................................................         75,219          9,169          7,030
Investment advisory fees payable (Note 3) ............................................          8,424          2,194          3,291
Chief Compliance Officer fees ........................................................            221            144            116
Trustee fees payable .................................................................             11              7              6
Accrued expenses and other payables ..................................................         24,446         11,711         12,553
                                                                                         ------------   ------------   ------------
Total Liabilities ....................................................................        108,321         23,225         22,996
                                                                                         ------------   ------------   ------------
NET ASSETS ...........................................................................   $ 14,673,587   $  9,679,119   $  7,922,887
                                                                                         ============   ============   ============
NET ASSETS consist of:
Undistributed net investment income ..................................................   $    630,153   $    314,207   $    159,922
Accumulated net realized gain/(loss) on investments ..................................       (120,072)        14,824        (44,341)
Net unrealized depreciation of investments ...........................................     (5,005,080)    (3,744,739)    (3,583,853)
Paid-in Capital ......................................................................     19,168,586     13,094,827     11,391,159
                                                                                         ------------   ------------   ------------
NET ASSETS ...........................................................................   $ 14,673,587   $  9,679,119   $  7,922,887
                                                                                         ============   ============   ============
SHARES OUTSTANDING:
(Unlimited shares authorized, per fund) ..............................................      1,829,725      1,283,719      1,109,513
                                                                                         ============   ============   ============
NET ASSET VALUE:
(Offering and redemption price per share) ............................................   $       8.02   $       7.54   $       7.14
                                                                                         ============   ============   ============

                       See Notes to Financial Statements.
                                       11

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS                                                  [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                           2015 ETF       2025 ETF       2035 ETF
                                                                                             FUND           FUND           FUND
                                                                                         ------------   ------------   ------------
INVESTMENT INCOME:
Dividend income from affiliated funds ................................................   $     494,640  $    266,892   $     146,911
Interest Income ......................................................................           3,684         4,541          2,606
                                                                                         -------------  ------------   ------------
   Total .............................................................................         498,324       271,433        149,517
EXPENSES
Administration and Accounting fees (Note 3) ..........................................          35,907        35,736         34,903
Investment advisory fees (Note 3) ....................................................          34,249        31,824         16,424
Trustees' fees and expenses (Note 3) .................................................           1,411         1,295            655
Chief Compliance Officer fees ........................................................             672           625            325
Transfer agent fees ..................................................................          11,189        11,178         10,933
Professional fees ....................................................................           7,443         5,281          3,433
Custodian fees .......................................................................           6,882         6,446          6,430
Printing fees ........................................................................           3,812         8,527          2,767
Other ................................................................................           2,470         2,337          1,832
                                                                                         -------------  ------------   ------------
   Total Expenses ....................................................................         104,035       103,249         77,702
                                                                                         -------------  ------------   ------------
Fees waived and reimbursed by investment adviser (Note 3) ............................         (36,344)      (39,352)       (35,912)
Fees waived by administrator (Note 3) ................................................         (17,867)      (17,867)       (17,867)
                                                                                         -------------  ------------   ------------
   Net expenses ......................................................................          49,824        46,030         23,923
                                                                                         -------------  ------------   ------------
Net Investment Income/(Loss) .........................................................         448,500       225,403        125,594
                                                                                         -------------  ------------   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (Notes 2 and 5)
Net realized gain/(loss) from:
   Sales of investments in affiliated funds ..........................................           8,002         6,046        (35,050)
   Distributions from affiliated funds ...............................................         191,542        97,859         44,185
Net change in unrealized depreciation of:
   Investments in affiliated funds ...................................................      (3,316,979)   (3,363,244)    (1,976,961)
                                                                                         -------------  ------------   ------------
   Net realized and unrealized loss on investments in affiliated funds ...............      (3,117,435)   (3,259,339)    (1,967,826)
                                                                                         -------------  ------------   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $  (2,668,935)  $(3,033,936)  $ (1,842,232)
                                                                                         =============   ===========   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                           2015 ETF       2025 ETF       2035 ETF
                                                                                             FUND           FUND           FUND
                                                                                         ------------   ------------   ------------
Operations:
Net investment income ................................................................   $    448,500   $    225,403   $    125,594
Net realized gain on investments and distributions from affiliated and underlying
   funds .............................................................................        199,544        103,905          9,135
Net change in unrealized depreciation of investments of affiliates ...................     (3,316,979)    (3,363,244)    (1,976,961)
                                                                                         ------------   ------------   ------------
Net decrease in net assets resulting from operations .................................     (2,668,935)    (3,033,936)    (1,842,232)
                                                                                         ------------   ------------   ------------

Distributions to Shareholders From:
Net investment income ................................................................       (287,053)      (248,626)      (137,278)
Net realized capital gains ...........................................................       (194,337)      (195,481)      (129,547)
                                                                                         ------------   ------------   ------------
Total distributions to shareholders ..................................................       (481,390)      (444,107)      (266,825)
                                                                                         ------------   ------------   ------------

Capital Stock Transactions: (Dollars)

Shares sold ..........................................................................      6,467,256      6,357,824      4,385,652
Shares issued in connection with merger (Note 9) .....................................      4,340,601             --      2,306,527
Shares issued as reinvestment of distributions .......................................        481,389        444,106        266,823
Shares redeemed ......................................................................     (2,020,534)      (672,661)      (533,951)
                                                                                         ------------   ------------   ------------
Net increase in net assets from capital stock transactions ...........................      9,268,712      6,129,269      6,425,051
                                                                                         ------------   ------------   ------------
Net increase in net assets ...........................................................      6,118,387      2,651,226      4,315,994

NET ASSETS:
Beginning of year ....................................................................      8,555,200      7,027,893      3,606,893
                                                                                         ------------   ------------   ------------
End of year ..........................................................................   $ 14,673,587   $  9,679,119   $  7,922,887
                                                                                         ============   ============   ============
Undistributed net investment income at end of year ...................................   $    630,153   $    314,207   $    159,922
                                                                                         ============   ============   ============

Capital Share Transactions:
Shares sold ..........................................................................        662,323        658,825        485,351
Shares issued in connection with merger (Note 9) .....................................        532,579             --        317,703
Shares issued as reinvestment of distributions .......................................         60,400         59,233         37,871
Shares redeemed ......................................................................       (207,504)       (73,432)       (58,186)
                                                                                         ------------   ------------   ------------
Net increase in shares outstanding ...................................................      1,047,798        644,626        782,739
                                                                                         ============   ============   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                       2015 ETF     2025 ETF      2035 ETF
                                                         FUND         FUND          FUND
                                                     -----------   -----------   -----------
Operations:
Net investment income ............................   $   150,147   $   101,788   $    35,207
Net realized gain on investments and
   distributions from affiliated funds ...........       328,225       339,852       229,408
Net change in unrealized
   appreciation/depreciation
   of investments of affiliates ..................      (390,188)     (390,236)     (267,269)
                                                     -----------   -----------   -----------
Net increase/(decrease) in net assets
   resulting from operations .....................        88,184        51,404        (2,654)
                                                     -----------   -----------   -----------
Distributions to Shareholders From:
Net investment income ............................       (36,996)      (21,133)       (1,260)
Net realized capital gains .......................       (26,389)      (17,265)       (4,239)
                                                     -----------   -----------   -----------
Total distributions to shareholders ..............       (63,385)      (38,398)       (5,499)
                                                     -----------   -----------   -----------
Capital Stock Transactions: (Dollars)
Shares sold ......................................     7,340,075     5,840,518     3,517,371
Shares issued as reinvestment of
   distributions .................................        63,385        38,398         5,499
Shares redeemed ..................................      (807,330)     (235,680)     (231,639)
                                                     -----------   -----------   -----------
Net increase in net assets from capital
   stock transactions ............................     6,596,130     5,643,236     3,291,231
                                                     -----------   -----------   -----------
Net increase in net assets .......................     6,620,929     5,656,242     3,283,078

NET ASSETS:
Beginning of year ................................     1,934,271     1,371,651       323,815
                                                     -----------   -----------   -----------
End of year ......................................   $ 8,555,200   $ 7,027,893   $ 3,606,893
                                                     ===========   ===========   ===========
Undistributed net investment income
   at end of year ................................   $   287,050   $   248,621   $   137,277
                                                     ===========   ===========   ===========
Capital Share Transactions:
Shares sold ......................................       666,511       527,898       316,534
Shares issued as reinvestment of
   distributions .................................         5,763         3,473           494
Shares redeemed ..................................       (73,938)      (21,693)      (20,896)
                                                     -----------   -----------   -----------
Net increase in shares outstanding ...............       598,336       509,678       296,132
                                                     ===========   ===========   ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF FUND                                                           [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                             FOR THE PERIOD
                                                                     YEAR ENDED         YEAR ENDED           MAY 1, 2006 TO
                                                                  DECEMBER 31, 2008   DECEMBER 31, 2007   DECEMBER 31, 2006(1)
                                                                  -----------------   -----------------   --------------------
Net asset value, beginning of period ..........................       $  10.94             $ 10.54             $ 10.00
                                                                      --------             -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) ......................................           0.44                0.34                0.61
Net realized and unrealized gain/(loss) on investments ........          (3.09)               0.14               (0.07)
                                                                      --------             -------             -------
Total from investment operations ..............................          (2.65)               0.48                0.54
                                                                      --------             -------             -------

LESS DISTRIBUTIONS:
From net investment income ....................................          (0.16)              (0.05)                --
From capital gains ............................................          (0.11)              (0.03)                --
                                                                      --------             -------             -------
Total distibutions ............................................          (0.27)              (0.08)                --
                                                                      --------             -------             -------
Net asset value, end of period ................................       $   8.02             $ 10.94             $ 10.54
                                                                      ========             =======             =======
Total return(3,4) .............................................         (24.18)%              4.57%               5.40%(5)
                                                                      ========             =======             =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........................       $ 14,674             $ 8,555             $ 1,934
Operating expenses including reimbursement/waiver+ ............           0.50%               0.50%               0.50%(6)
Operating expenses excluding reimbursement/waiver+ ............           1.05%               1.35%               8.69%(6)
Net investment income+ ........................................           4.54%               3.08%               8.87%(6)
Portfolio turnover rate .......................................             32%                  3%                 55%(5)

+     These ratios do not include expenses from the affiliated funds.

(1)   The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)   Total return represents the total return for the period indicated.

(4) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(5)   Non-annualized.

(6)   Annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2025 ETF FUND                                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                             FOR THE PERIOD
                                                                     YEAR ENDED           YEAR ENDED         MAY 1, 2006 TO
                                                                  DECEMBER 31, 2008   DECEMBER 31, 2007   DECEMBER 31, 2006(1)
                                                                  -----------------   -----------------   --------------------
Net asset value, beginning of period ..........................       $  11.00             $ 10.60             $ 10.00
                                                                      --------             -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) ......................................           0.23                0.32                0.54
Net realized and unrealized gain/(loss) on investments ........          (3.33)               0.14                0.06
                                                                      --------             -------             -------
Total from investment operations ..............................          (3.10)               0.46                0.60
                                                                      --------             -------             -------

LESS DISTRIBUTIONS:
From net investment income ....................................          (0.20)              (0.03)                 --
From capital gains ............................................          (0.16)              (0.03)                 --
                                                                      --------             -------             -------
Total distibutions ............................................          (0.36)              (0.06)                 --
                                                                      --------             -------             -------
Net asset value, end of period ................................       $   7.54             $ 11.00             $ 10.60
                                                                      ========             =======             =======
Total return(3,4) .............................................         (28.11)%              4.36%               6.00%(5)
                                                                      ========             =======             =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........................       $  9,679             $ 7,028             $ 1,372
Operating expenses including reimbursement/waiver+ ............           0.50%               0.50%               0.50%(6)
Operating expenses excluding reimbursement/waiver+ ............           1.13%               1.72%              12.72%(6)
Net investment income+ ........................................           2.46%               2.85%               7.83%(6)
Portfolio turnover rate .......................................             24%                  2%                 10%(5)

+     These ratios do not include expenses from the affiliated funds.

(1)   The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)   Total return represents the total return for the period indicated.

(4) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(5)   Non-annualized.

(6)   Annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2035 ETF FUND                                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONCLUDED)
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                                 FOR THE PERIOD
                                                                          YEAR ENDED         YEAR ENDED          MAY 1, 2006 TO
                                                                      DECEMBER 31, 2008   DECEMBER 31, 2007   DECEMBER 31, 2006(1)
                                                                      -----------------   -----------------   --------------------
Net asset value, beginning of period ..............................       $  11.04           $ 10.57               $ 10.00
                                                                          --------           -------               -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) ..........................................           0.24              0.24                  0.40
Net realized and unrealized gain/(loss) on investments ............          (3.89)             0.24                  0.17
                                                                          --------           -------               -------
Total from investment operations ..................................          (3.65)             0.48                  0.57
                                                                          --------           -------               -------

LESS DISTRIBUTIONS:
From net investment income ........................................          (0.13)               -- (3)                --
From capital gains ................................................          (0.12)            (0.01)                   --
                                                                          --------           -------               -------
Total distibutions ................................................          (0.25)            (0.01)                   --
                                                                          --------           -------               -------
Net asset value, end of period ....................................       $   7.14           $ 11.04               $ 10.57
                                                                          ========           =======               =======
Total return(4,5) .................................................         (33.00)%            4.61%                 5.70%(6)
                                                                          ========           =======               =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..............................       $  7,923           $ 3,607               $  324
Operating expenses including reimbursement/waiver+ ................           0.50%             0.50%                 0.50%(7)
Operating expenses excluding reimbursement/waiver+ ................           1.64%             3.37%                61.49%(7)
Net investment income+ ............................................           2.65%             2.20%                 5.78%(7)
Portfolio turnover rate ...........................................             18%                0%                    4%(6)

+     These ratios do not include expenses from the affiliated funds.

(1)   The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)   Amount is less than $0.01 per share.

(4)   Total return represents the total return for the period indicated.

(5) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(6)   Non-annualized.

(7)   Annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS                                         [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.    Organization.

The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 ("1940 Act"), which offers units of beneficial ownership (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (collectively the "Funds", each a "Fund" of the Trust). Prior to December 22, 2008, the 2015 ETF Fund, the 2025 ETF Fund and the 2035 ETF Fund were named the 2015 Moderate Fund, the 2025 Moderate Fund and the 2035 Moderate Fund, respectively. The financial statements for the Underlying Funds are included in a separate annual report. The Funds operate under a fund of funds structure and at this time invest substantially all of their assets in the Underlying Funds according to an asset allocation strategy designed for investors planning to retire in certain target years. They also intend to invest in shares of ETFs and the underlying funds, which invest primarily in equity securities and fixed income securities. Shares are presently offered to Horace Mann Life Insurance Company ("HMLIC") Separate Account, the HMLIC 401(k) Separate Account and Great American Life Insurance Company.

FUNDS' INVESTMENT OBJECTIVES:

High total return until each respective Fund's target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation.

2.    Significant Accounting Policies.

SECURITY VALUATION -- Investments by the Funds in underlying funds are valued at their net asset values as reported by the Underlying Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on a trade date basis. Dividend income and realized gain distributions from underlying funds are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible federal excise tax.

EXPENSE POLICY -- Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds, Inc. are allocated across the Trust and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

3.    Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds' investment programs.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

For the year ended December 31, 2008, the Adviser provided services and assumed expenses pursuant to the Investment Advisory Agreement, for which it received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                                RATE ON FUND'S
FUND                                                          AVERAGE NET ASSETS
----                                                          ------------------
2015 ETF Fund .............................................          0.25%
2025 ETF Fund .............................................          0.25%
2035 ETF Fund .............................................          0.25%

Prior to December 22, 2008, the rate on fund's average net assets was 0.35% for the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund.

The Adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the annual operating expenses for each Fund for this period will not exceed 0.60% (exclusive of underlying fund fees) (the "Expense Limitation"). Prior to December 22, operating expenses were limited to 0.50%. Each Fund, for a period not to exceed three years from commencement of operations, will repay the Adviser any expenses in excess of the Expense Limitation, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation.

For the year ended December 31, 2008, the Adviser waived fees and reimbursed expenses in the amounts listed below.

FUND                                                      FEES WAIVED/REIMBURSED
----                                                      ----------------------
2015 ETF Fund .........................................   $               36,344
2025 ETF Fund .........................................                   39,352
2035 ETF Fund .........................................                   35,912

At December 31, 2008, the balance of recoupable expenses along with the year of expiration for the Funds are as follows:

FUND                                         2009        2010        2011       TOTAL
----                                      ---------   ---------   ---------   ---------
2015 ETF Fund .........................   $  24,725   $  38,388   $  36,344   $  99,457
2025 ETF Fund .........................      24,989      40,544      39,352     104,885
2035 ETF Fund .........................      25,168      42,924      35,912     104,004

Because the underlying funds have varied fee and expense levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

SEI Investments Global Funds Services serves as the Trust's administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust's transfer agent and dividend disbursing agent. PNC Global Investment Services ("PNCGIS") serves as the Company's custodian. SEI Investments Distribution Co. serves as the Trust's distributor.

PNCGIS was the Trust's administrator prior to July 14, 2008 and had voluntarily waived a portion of its fee during their tenure as administrator. On termination of the administration agreement in 2008 PNCGIS was entitled to recoup certain previously waived fees as a term of the administration agreement. As of June 30, 2008, PNCGIS recouped $149,217 of previously waived fees. This amount is reflected in Administration and Accounting Fees on the accompanying Statement of Operations. This amount includes fees waived of Funds that have since closed.

SEI, is the Trust's administrator subsequent to July 14, 2008 and has voluntarily waived a portion of its fee. As of December 31 2008, SEI has waived $149,217. This amount is reflected in the Fees Waived by Administrator on the accompanying Statement of Operations.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

Prior to July 14, 2008, PNCGIS served as the Trust's administrator, accounting agent and transfer agent pursuant to a services agreement.

OFFICERS' AND DIRECTORS' EXPENSES

The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers with the exception of the Trust's Chief Compliance Officer ("CCO"). The Trust and the Wilshire Mutual Funds, Inc. each pay a portion of the CCO's compensation and related out of pocket expenses, and the Adviser pays the remainder of such compensation. Effective April 1, 2008, the Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500. Prior to April 1, 2008, the Trust and the Wilshire Mutual Funds, Inc. together paid each independent trustee an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4.    Distribution and Shareholder Services Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund's average net assets payable to SEI Investments Distribution Co. (the "Distributor") to reimburse the Distributor for distribution and shareholder services provided to shareholders.

5.    Security Transactions.

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of Underlying Funds, were as follows:

FUND                                            PURCHASES    PROCEEDS FROM SALES
------                                         -----------   -------------------
2015 ETF Fund ..............................   $13,771,284   $         3,166,415
2025 ETF Fund ..............................     8,025,818             2,149,185
2035 ETF Fund ..............................     8,166,106               864,922

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") --In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities.

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.).

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds' net assets as of December 31, 2008 is as follows:

                                                      2015 ETF     2025 ETF     2035 ETF
                                                        FUND         FUND         FUND
                                                    -----------   ----------   ----------
Level 1-Quoted Prices ...........................   $14,755,061   $9,673,341   $7,892,171
Level 2-Other Significant Observable Inputs .....            --           --           --
Level 3-Significant Unobservable Inputs .........            --           --           --
                                                    -----------   ----------   ----------
Total Market Value of Investments ...............   $14,755,061   $9,673,341   $7,892,171
                                                    ===========   ==========   ==========

6.    Significant Shareholder Activity

On December 31, 2008, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

FUND
----
2015 ETF Fund (1 omnibus shareholder) ...................................... 97%
2025 ETF Fund (1 omnibus shareholder) ...................................... 98%
2035 ETF Fund (1 omnibus shareholder) ...................................... 96%

7.    Tax Information.

No provision for federal income taxes is required because each Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Funds' financial statements, and therefore the Fund did not record any tax expense in the current period. If the Funds were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties. The Funds file U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which they invest. While the statute of limitations remains open to examine the Funds' U.S. federal income tax returns filed for the fiscal years 2007 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The tax character of distributions declared for the years ended December 31, 2008 and December 31, 2007, respectively were as follows:

                              2008             2008            2007             2007
FUND                    ORDINARY INCOME   CAPITAL GAINS   ORDINARY INCOME   CAPITAL GAINS
-----                   ---------------   -------------   ---------------   -------------
2015 ETF Fund .......   $       291,791   $     189,599   $        48,155   $      15,230
2025 ETF Fund .......           252,565         191,542            24,482          13,916
2035 ETF Fund .......           137,281         129,544             1,326           4,173

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

At December 31, 2008, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                           2015 ETF       2025 ETF       2035 ETF
                                             FUND           FUND           FUND
                                         ------------   ------------   ------------
Undistributed ordinary income ........   $    639,575   $    322,756   $    163,185
Accumulated capital gain .............         15,614         13,644         10,416
Capital loss carryforwards ...........       (108,234)            --        (18,753)
Unrealized Depreciation ..............     (5,041,954)    (3,752,108)    (3,623,120)
                                         ------------   ------------   ------------
Total accumulated loss ...............   $ (4,494,999)  $ (3,415,708)  $ (3,468,272)
                                         ============   ============   ============

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Funds.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2008, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

                                               EXPIRING DECEMBER 31,
                                  ----------------------------------------------
FUND                                 2015        2016        2017        TOTAL
----                              ---------   ---------   ---------   ----------
2015 ETF Fund .................   $  71,378   $  36,856   $      --   $  108,234
2025 ETF Fund .................          --          --          --           --
2035 ETF Fund .................          --          --      18,753       18,753

The 2035 ETF Fund utilized $30 in capital loss carryforwards in the year ended December 31, 2008.

The federal tax cost, unrealized appreciation and depreciation at December 31, 2008 for each Fund is as follows:

                                        TAX         UNREALIZED     UNREALIZED    NET UNREALIZED
FUND                                   COST        APPRECIATION   DEPRECIATION    DEPRECIATION
----                              --------------   ------------   ------------   --------------
2015 ETF Fund .................   $   19,797,015   $     27,039   $ (5,068,993)  $   (5,041,954)
2025 ETF Fund .................       13,425,449         28,029     (3,780,137)      (3,752,108)
2035 ETF Fund .................       11,515,292         44,850     (3,667,971)      (3,623,121)

8.    Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications relate primarily to the re-characterization of distributions from the Underlying Funds for tax purposes. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2008, the reclassifications were as follows:

                                       INCREASE          DECREASE
                                  UNDISTRIBUTED NET      REALIZED
FUND                              INVESTMENT INCOME   CAPITAL GAINS
----                              -----------------   -------------
2015 ETF Fund .................   $         181,656   $    (181,656)
2025 ETF Fund .................              88,809         (88,809)
2035 ETF Fund .................              34,329         (34,329)

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

9.    Fund Mergers.

On December 21, 2008, the assets of the 2010 Aggressive Fund, the 2010 Moderate Fund and the 2010 Conservative Fund were reorganized into the 2015 ETF Fund. In this merger, 110,684 shares of the 2010 Aggressive Fund, 293,363 shares of the 2010 Moderate Fund and 142,371 shares of the 2010 Conservative Fund were exchanged for 532,579 shares of the 2015 ETF Fund in a tax-free exchange. Assets of the 2045 Moderate Fund were reorganized into the 2035 ETF Fund. In this merger, 379,614 shares of the 2045 Moderate Fund were exchanged for 317,703 shares of the 2035 ETF Fund in a tax-free exchange.

The values of the 2010 Aggressive Fund, the 2010 Moderate Fund and the 2010 Conservative Fund were $798,560, $2,322,799 and $1,219,242, respectively on December 21, 2008. Upon the business combination of such Funds on December 21, 2008, the value of the 2010 Aggressive Fund, the 2010 Moderate Fund and the 2010 Conservative Fund, which included accumulated realized losses of $16,694, $92,524 and $104, respectively, and unrealized depreciation of $340,618, $730,805 and $252,442, respectively, combined with the 2015 ETF Fund was $14,298,661. In addition, there were wash sales in the amount of $27,716 in accumulated realized losses and $27,716 in unrealized appreciation associated with this merger. The value of the 2045 Moderate Fund on December 31, 2008 was $2,306,527. Upon the business combination of such funds on December 21, 2008, the value of the 2045 Moderate Fund which included accumulated realized losses of $19,086 and unrealized depreciation of $1,342,048, combined with the 2035 ETF Fund was $7,529,107.

10.   Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Wilshire Variable Trust Income Fund ("Income Fund") is one of the underlying funds the Target Maturity Funds invest in. The Income Fund invests primarily in debt instruments. The issuers' ability to meet their obligations may be affected by the recent economic developments. In addition, the Fund's investments are subject to credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

11.   New Accounting Pronouncement.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Portfolios' financial statement disclosures, if any, is currently being assessed.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Wilshire Variable Insurance Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (three series of Wilshire Variable Insurance Trust, hereafter referred to as the "Funds") at December 31, 2008, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying funds' transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 2, 2009

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
BOARD APPROVAL OF ADVISORY AGREEMENT
--------------------------------------------------------------------------------

During the six months ended December 31, 2008, the Board of Trustees (the "Board") of Wilshire Variable Insurance Trust (the "Trust") approved the renewal for an additional one-year term of the Trust's advisory agreement with Wilshire Associates Incorporated ("Wilshire" or the "Adviser") on behalf of the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (the "Funds").

The information in this summary outlines the Board's considerations associated with its approval of the Advisory Agreement. In connection with its deliberations regarding the continuation of this relationship, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire under the existing advisory arrangement; comparative fees and expense ratios as prepared by Wilshire; the profits to be realized by Wilshire; the extent to which Wilshire realizes economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees") discussed the renewal of the Advisory Agreement with management and in private sessions with counsel at which no representatives of Wilshire were present.

As required by the Investment Company Act of 1940, the approval was confirmed by the unanimous separate vote of the Independent Trustees. In deciding to approve renewal of the Advisory Agreement, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

INFORMATION REQUESTED AND RECEIVED
----------------------------------

The Board, including all the Independent Trustees, considered the renewal of the Advisory Agreement pursuant to a process that concluded at the Board's December 5, 2008 meeting, following an extensive process. At the direction of the Independent Trustees, counsel to the Trust and the Independent Trustees sent a memorandum to the Adviser requesting information regarding the Advisory Agreements to be provided to the Trustees in advance of a meeting of the Contract Review Committee (which is comprised of all the Independent Trustees) held on December 4 and 5, 2008. Based upon a review of such information, counsel sent a follow-up memorandum, on behalf of the Independent Trustees, requesting additional information to be considered at the December 4 and 5, 2008 meeting.

In response to the requests for information, the Trustees received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund,
(iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies, and (vii) benefits realized by the Adviser from its relationship with each Fund. The Independent Trustees also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on December 4 and 5, 2008 to discuss the information provided. It also considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Trustees), which met on December 4, 2008 to review data Wilshire had prepared on performance. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to renew the Advisory Agreement and recommended to the Board that such Advisory Agreement be renewed. At its meeting on December 5, 2008, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser, noting that the Adviser performs administrative functions on behalf of the Funds. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF ADVISORY AGREEMENT                                      [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

The Board also considered the compliance programs established by the Adviser and the level of compliance maintained for the Funds. The Board concluded that appropriate resources were being provided under the agreements to administer the Trust's affairs. The Board also reviewed the Adviser's financial condition, and considered the financial support provided by the Adviser to the Funds pursuant to an Expense Limitation Agreement through December 31, 2010. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund are satisfactory.

The Board reviewed information on the performance of each Fund for the one-year and since inception periods, along with performance information of a relevant benchmark for the same periods, and a peer group of funds for the one-year period. For each Fund, the Board noted that each Fund underperformed its benchmark, but that the performance of each Fund was competitive as compared to its peer group.

ADVISORY FEES
-------------

The Board reviewed each Fund's advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of a peer group of funds. The Board determined that the advisory fee and expense ratio for each Fund were within a competitive range. The Board noted that the Adviser waives advisory fees and reimburses expenses for the Funds pursuant to an Expense Limitation Agreement. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

PROFITABILITY TO WILSHIRE AND ECONOMIES OF SCALE
------------------------------------------------

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund's asset size, each Fund's expense ratio, the expense reimbursements currently in place and whether the investment process produced economies of scale. The Board concluded that each Fund's advisory fee reasonably reflected appropriate recognition of any economies of scale.

FALL-OUT BENEFITS
-----------------

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

CONCLUSION
----------

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

A listing of the Trustees and Officers of the Trust, their ages and their principal occupations for the past five years is presented below. The address of each Trustee and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

                                                                                                NUMBER OF
                                            TERM OF                                               FUNDS/
                                         OFFICE(1) AND                PRINCIPAL                  FUNDS IN            OTHER
                              POSITION       LENGTH                  OCCUPATIONS                 COMPLEX         DIRECTORSHIPS
                             HELD WITH      OF TIME                DURING THE PAST             OVERSEEN BY         HELD BY
NAME AND AGE                 THE TRUST       SERVED                  FIVE YEARS                  TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Lawrence E. Davanzo, 55(2)  Trustee and  Since 2005     President, Wilshire Associates              15     Wilshire Mutual Funds,
                            President                   Incorporated, October 2007-Present;                Inc. (6 Funds); Wilshire
                                                        Senior Managing Director, October                  Associates Incorporated
                                                        2004-October 2007, Wilshire
                                                        Associates Incorporated; President,
                                                        2005-Present, Wilshire Variable
                                                        Insurance Trust; Managing Director,
                                                        August 2004-October 2004, Guggenheim
                                                        Partners, independent investor,
                                                        August 2001-August 2004.

-----------------------------------------------------------------------------------------------------------------------------------
                                                       NON-INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

Theodore J. Beck, 55        Trustee      Since 2008     President and Chief Executive               15     Wilshire Mutual Funds,
                                                        Officer, National Endowment for                    Inc. (6 Funds)
                                                        Financial Education (since 2005);
                                                        Associate Dean for Executive
                                                        Education and Corporate
                                                        Relationships, and President for the
                                                        Center for Advanced Studies in
                                                        Business at the University of
                                                        Wisconsin (1999-2005)

Roger A. Formisano, 59      Trustee      Since 2006     Vice President, University Medical          15     Integrity Mutual
                                                        Foundation, 2006-Present; formerly                 Insurance Company,
                                                        Director, The Center for Leadership                Wilshire Mutual Funds,
                                                        and Applied Business, UW-Madison                   Inc. (6 Funds)
                                                        School of Business; Principal, R.A.
                                                        Formisano & Company, LLC

Richard A. Holt, 66         Trustee      Since 2006     Retired; formerly Senior                    15     Wilshire Mutual Funds,
                                                        Relationship Manager, Scudder                      Inc. (6 Funds)
                                                        Insurance Asset Management.

Suanne K. Luhn, 53          Trustee      Since 2008     Retired; formerly Chief Compliance          15     Wilshire Mutual Funds,
                                                        Officer, Bahl & Gaynor (investment                 Inc. (6 Funds)
                                                        adviser) (1990 to 2006)

Harriet A. Russell, 66      Trustee      Since 2006     President, Greater Cincinnati Credit        15     Greater Cincinnati Credit
                                                        Union; formerly Vice President,                    Union Board; Wilshire
                                                        Cincinnati Board of Education;                     Mutual Funds, Inc.
                                                        formerly teacher, Walnut Hills High                (6 Funds)
                                                        School.

George J. Zock, 57          Trustee ,    Since 2006     Independent Consultant; Consultant,         15     Wilshire Mutual Funds,
                            Chairman                    Horace Mann Service Corporation                    Inc. (6 Funds)
                            of the                      (2004 to 2005); Executive Vice
                            Board                       President, Horace Mann Life
                                                        Insurance Company and Horace Mann
                                                        Service Corporation (1997 to 2003).

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                            TERM OF                                               FUNDS/
                                         OFFICE(1) AND                PRINCIPAL                  FUNDS IN            OTHER
                              POSITION       LENGTH                  OCCUPATIONS                 COMPLEX         DIRECTORSHIPS
                             HELD WITH      OF TIME                DURING THE PAST             OVERSEEN BY         HELD BY
NAME AND AGE                 THE TRUST       SERVED                  FIVE YEARS                  TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Helen Thompson, 41          Chief        Since 2004     Managing Director, Wilshire                 N/A               N/A
                            Compliance                  Associates Incorporated. (since
                            Officer and                 2003); Associate Director, First
                            Secretary                   Quadrant, L.P. (2001 to 2003); Chief
                                                        Investment Accountant, Financial
                                                        Controller, Company
                                                        Secretary, Associate Director,
                            Treasurer    Since 2008     Compliance Officer (1996 to 2003),
                            and Vice                    First Quadrant Limited
                            President

(1) EACH TRUSTEE SERVES UNTIL THE NEXT SHAREHOLDERS' MEETING (AND UNTIL THE ELECTION AND QUALIFICATION OF A SUCCESSOR), OR UNTIL DEATH, RESIGNATION, REMOVAL (AS PROVIDED IN THE TRUST'S DECLARATION OF TRUST) OR RETIREMENT WHICH TAKES EFFECT NO LATER THAN THE MAY 1 FOLLOWING HIS OR HER 70TH BIRTHDAY. OFFICERS ARE ELECTED BY THE BOARD ON AN ANNUAL BASIS TO SERVE UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED.

(2) MR. DAVANZO IS AN INTERESTED PERSON BECAUSE OF HIS POSITION WITH THE TRUST'S INVESTMENT ADVISER, WILSHIRE ASSOCIATES INCORPORATED.

The Trust's Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, upon request, by calling 1-888-200-6796.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
TAX INFORMATION                                                           [LOGO]
(UNAUDITED)
--------------------------------------------------------------------------------

Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

FUND                                                       PERCENTAGE
----                                                       ----------
2015 ETF Fund ..........................................        11.34%
2025 ETF Fund ..........................................        20.22%
2035 ETF Fund ..........................................         0.00%

The Funds designate long-term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows:

FUND
----
2015 ETF Fund ..........................................   $  189,600
2025 ETF Fund ..........................................      191,552
2035 ETF Fund ..........................................      129,544

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SHAREHOLDER VOTING RESULTS                                                [LOGO]
(UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on December 19, 2008 the shareholders of the Wilshire Variable Insurance Trust voted to elect seven Board members to the Board of Trustees.

THEODORE J BECK

                             NO. OF SHARES    % OF OUTSTANDING SHARES    % OF SHARES VOTED
                             -------------    -----------------------    -----------------
AFFIRMATIVE ..............     37,111,444             68.593%                 96.306%
WITHHOLD .................      1,423,609              2.631%                  3.694%
                               ----------             ------                 -------
TOTAL ....................     38,535,053             71.224%                100.000%
                               ----------             ------                 -------

LAWRENCE E DAVANZO

                             NO. OF SHARES    % OF OUTSTANDING SHARES    % OF SHARES VOTED
                             -------------    -----------------------    -----------------
AFFIRMATIVE ..............     37,232,310             68.817%                 96.619%
WITHHOLD .................      1,302,743              2.407%                  3.381%
                               ----------             ------                 -------
TOTAL ....................     38,535,053             71.224%                100.000%
                               ----------             ------                 -------

ROGER A. FORMISANO

                             NO. OF SHARES    % OF OUTSTANDING SHARES    % OF SHARES VOTED
                             -------------    -----------------------    -----------------
AFFIRMATIVE ..............     37,215,735             68.786%                 96.576%
WITHHOLD .................      1,319,318              2.438%                  3.424%
                               ----------             ------                 -------
TOTAL ....................     38,535,053             71.224%                100.000%
                               ----------             ------                 -------

RICHARD A. HOLT

                             NO. OF SHARES    % OF OUTSTANDING SHARES    % OF SHARES VOTED
                             -------------    -----------------------    -----------------
AFFIRMATIVE ..............     37,218,954             68.792%                 96.585%
WITHHOLD .................      1,316,099              2.432%                  3.415%
                               ----------             ------                 -------
TOTAL ....................     38,535,053             71.224%                100.000%
                               ----------             ------                 -------

SUANNE K. LUHN

                             NO. OF SHARES    % OF OUTSTANDING SHARES    % OF SHARES VOTED
                             -------------    -----------------------    -----------------
AFFIRMATIVE ..............     37,199,756             68.756%                 96.535%
WITHHOLD .................      1,335,297              2.468%                  3.465%
                               ----------             ------                 -------
TOTAL ....................     38,535,053             71.224%                100.000%
                               ----------             ------                 -------

HARRIET A RUSSELL

                             NO. OF SHARES    % OF OUTSTANDING SHARES    % OF SHARES VOTED
                             -------------    -----------------------    -----------------
AFFIRMATIVE ..............     37,256,681             68.862%                 96.683%
WITHHOLD .................      1,278,372              2.362%                  3.317%
                               ----------             ------                 -------
TOTAL ....................     38,535,053             71.224%                100.000%
                               ----------             ------                 -------

GEORGE J. ZOCK

                             NO. OF SHARES    % OF OUTSTANDING SHARES    % OF SHARES VOTED
                             -------------    -----------------------    -----------------
AFFIRMATIVE ..............     37,199,808             68.757%                 96.535%
WITHHOLD .................      1,335,245              2.467%                  3.465%
                               ----------             ------                 -------
TOTAL ....................     38,535,053             71.224%                100.000%
                               ----------             ------                 -------

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SHAREHOLDER VOTING RESULTS - (CONTINUED)                                  [LOGO]
(UNAUDITED)
--------------------------------------------------------------------------------

The shareholders of the Wilshire Variable Insurance Trust 2010 Aggressive Fund voted to approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the 2010 Aggressive Fund to the 2015 Moderate Fund in exchange for shares of the 2015 Moderate Fund and the assumption by the 2015 Moderate Fund of all the liabilities of the 2010 Aggressive Fund and the distribution of such shares to the shareholders of the 2010 Aggressive Fund in complete liquidation and termination of 2010 Aggressive Fund.

The approval of the Agreement and Plan of Reorganization on behalf of the 2010 Aggressive Fund

                       NO. OF SHARES  % OF OUTSTANDING SHARES  % OF SHARES VOTED
                       -------------  -----------------------  -----------------
AFFIRMATIVE ........      98,729.156            99.995%             100.000%
AGAINST ............              --                --                   --
ABSTAIN ............              --                --                   --
                          ----------            ------              -------
TOTAL ..............      98,729.156            99.995%             100.000%
                          ----------            ------              -------

The shareholders of the Wilshire Variable Insurance Trust 2010 Conservative Fund voted to approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the 2010 Conservative Fund to the 2015 Moderate Fund in exchange for shares of the 2015 Moderate Fund and the assumption by the 2015 Moderate Fund of all the liabilities of the 2010 Conservative Fund and the distribution of such shares to the shareholders of the 2010 Conservative Fund in complete liquidation and termination of 2010 Conservative Fund.

The approval of the Agreement and Plan of Reorganization on behalf of the 2010 Conservative Fund

                       NO. OF SHARES  % OF OUTSTANDING SHARES  % OF SHARES VOTED
                       -------------  -----------------------  -----------------
AFFIRMATIVE ........     139,390.514            99.996%             100.000%
AGAINST ............              --                --                   --
ABSTAIN ............              --                --                   --
                         -----------            ------              -------
TOTAL ..............     139,390.514            99.996%             100.000%
                         -----------            ------              -------

The shareholders of the Wilshire Variable Insurance Trust 2010 Moderate Fund voted to approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the 2010 Moderate Fund to the 2015 Moderate Fund in exchange for shares of the 2015 Moderate Fund and the assumption by the 2015 Moderate Fund of all the liabilities of the 2010 Moderate Fund and the distribution of such shares to the shareholders of the 2010 Moderate Fund in complete liquidation and termination of 2010 Moderate Fund.

The approval of the Agreement and Plan of Reorganization on behalf of the 2010 Moderate Fund

                       NO. OF SHARES  % OF OUTSTANDING SHARES  % OF SHARES VOTED
                       -------------  -----------------------  -----------------
AFFIRMATIVE ........     273,458.630            95.969%             100.000%
AGAINST ............              --                --                   --
ABSTAIN ............              --                --                   --
                         -----------            ------              -------
TOTAL ..............     273,458.630            95.969%             100.000%
                         -----------            ------              -------

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SHAREHOLDER VOTING RESULTS - (CONTINUED)                                  [LOGO]
(UNAUDITED)
--------------------------------------------------------------------------------

The shareholders of the Wilshire Variable Insurance Trust 2045 Moderate Fund voted to approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the 2045 Moderate Fund to the 2035 Moderate Fund in exchange for shares of the 2035 Moderate Fund and the assumption by the 2035 Moderate Fund of all the liabilities of the 2045 Moderate Fund and the distribution of such shares to the shareholders of the 2045 Moderate Fund in complete liquidation and termination of 2045 Moderate Fund.

The approval of the Agreement and Plan of Reorganization on behalf of the 2045 Moderate Fund

                       NO. OF SHARES  % OF OUTSTANDING SHARES  % OF SHARES VOTED
                       -------------  -----------------------  -----------------
AFFIRMATIVE ........     302,698.224            95.083%             100.000%
AGAINST ............              --                --                   --
ABSTAIN ............              --                --                   --
                         -----------            ------              -------
TOTAL ..............     302,698.224            95.083%             100.000%
                         -----------            ------              -------

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
ANNUAL REPORT                                                             [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST

2015 ETF Fund
2025 ETF Fund
2035 ETF Fund

BOARD OF TRUSTEES

Theodore J. Beck
Roger A. Formisano
Richard A. Holt
Harriet A. Russell
Suanne K. Luhn
Lawrence E. Davanzo
George J. Zock
CHAIRMAN OF THE BOARD

OFFICERS OF THE FUNDS
Lawrence E. Davanzo
PRESIDENT

HELEN THOMPSON
SECRETARY, TREASURER AND CHIEF COMPLIANCE OFFICER

--------------------------------------------------------------------------------

ADMINISTRATOR

SEI Investments Global Funds Services*
1 Freedom Valley Drive Oaks, PA 19456

TRANSFER AGENT

DST Systems, Inc.*
P.O. Box 219512
Kansas City, MO 64121-9512

INVESTMENT ADVISER

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

CUSTODIAN

PNC Global Investment Servicing
The Eastwick Center 8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

* EFFECTIVE JULY 14, 2008.

[LOGO] WILSHIRE VARIABLE INSURANCE TRUST

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

                                                                 WIL-AR-003-0100

ITEM 2.   CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) During the period covered by this report, the code of ethics was amended to address changes in the registrant's covered officers and to reflect the fact that the registrant's audit committee rather than the adviser's general counsel is responsible for administering the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that the Registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Mr. Roger A. Formisano, the Registrant's audit committee financial expert, is "independent" for purposes of Item 3 to Form N-CSR.

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
-----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $188,450 for 2007 and $140,962 for 2008.

AUDIT-RELATED FEES
-------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $23,984 for 2008. Fees billed were for agreed upon procedures to review the Fund Accounting conversion from PNC Global Investment Services to SEI Investments Global Funds Services.


TAX FEES
---------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $32,050 for 2007 and $22,500 for 2008. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

ALL OTHER FEES
---------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

   (e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.
          -----------------------------------------------------
            Pursuant to Registrant's Audit Committee Charter (the "Charter"), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting. Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant's investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b)  Not Applicable

               (c)  100%

               (d)  Not Applicable

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $32,050 for 2007 and $0 for 2008.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on December 3, 2008.


ITEM 11.  CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) ( are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.   EXHIBITS.

   (a)(1) Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act ( of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Wilshire Variable Insurance Trust


By (Signature and Title)*                      /s/  Lawrence E. Davanzo
                                               ---------------------------------
                                               Lawrence E. Davanzo, President
                                               (principal executive officer)

Date: March 11, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Lawrence E. Davanzo
                                               ---------------------------------
                                               Lawrence E. Davanzo, President
                                               (principal executive officer)


Date: March 11, 2009


By (Signature and Title)*                      /s/ Helen Thompson
                                               ---------------------------------
                                               Helen Thompson, Treasurer
                                               (principal financial officer)

Date: March 11, 2009

*   Print the name and title of each signing officer under his or her signature.